UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-3373

                                 WESTCORE TRUST
               (Exact name of registrant as specified in charter)

                1625 Broadway, Suite 2200, Denver, Colorado 80202
               (Address of principal executive offices) (Zip code)

                                W. Bruce McConnel
                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and address of agent for service)

       Registrant's Telephone Number, including Area Code: (303) 623-2577

                         Date of fiscal year end: May 31

                     Date of reporting period: May 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

[LOGO] WESTCORE FUNDS                  Annual Report




                                       [LOGO]


                                       May 31, 2003


                                       WESTCORE EQUITY FUNDS
                                       Westcore MIDCO Growth Fund
                                       Westcore Growth Fund
                                       Westcore Small-Cap Growth Fund
                                       Westcore Select Fund
                                       Westcore International Frontier Fund
                                       Westcore Blue Chip Fund
                                       Westcore Mid-Cap Opportunity Fund
                                       Westcore Small-Cap Opportunity Fund

                                       WESTCORE BOND FUNDS
                                       Westcore Flexible Income Fund
Westcore Funds are managed by          Westcore Plus Bond Fund
Denver Investment Advisors LLC.        Westcore Colorado Tax-Exempt Fund

--------------------------------------------------------------------------------
                         Annual Report May 31, 2003                       [LOGO]

                               Table of Contents

SHAREHOLDER LETTER .........................................................   2
AVERAGE ANNUAL TOTAL RETURNS ...............................................   6
MORNINGSTAR RATINGS AND LIPPER LEADERS .....................................   9
IMPORTANT DISCLAIMERS ......................................................  12
MANAGER'S OVERVIEW .........................................................  16
     Westcore MIDCO Growth Fund ............................................  16
     Westcore Growth Fund ..................................................  20
     Westcore Small-Cap Growth Fund ........................................  24
     Westcore Select Fund ..................................................  28
     Westcore International Frontier Fund ..................................  32
     Westcore Blue Chip Fund ...............................................  36
     Westcore Mid-Cap Opportunity Fund .....................................  40
     Westcore Small-Cap Opportunity Fund ...................................  44
     Westcore Flexible Income Fund .........................................  48
     Westcore Plus Bond Fund ...............................................  52
     Westcore Colorado Tax-Exempt Fund .....................................  56
TRUSTEES AND OFFICERS ......................................................  60

FINANCIAL STATEMENTS .......................................................  64
     Statements of Investments .............................................  64
     Statements of Assets and Liabilities .................................. 109
     Statements of Operations .............................................. 113
     Statements of Changes in Net Assets ................................... 117
     Financial Highlights .................................................. 128
     Notes to Financial Statements ......................................... 150

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
                               Shareholder Letter

DEAR FELLOW SHAREHOLDERS:

     The key to any sound investment program, in our view, is to base a strategy on common sense--then stay the course. Westcore performs intensive fundamental research to identify those companies meeting our criteria for both superior business models and reasonable valuations. While there is nothing unusual about this particular methodology, it led us to take an unexpected stance in these very pages just six months ago.

     At that time, we felt strongly that the worst of the protracted bear market was in fact behind us. With much of the late-1990s excesses already wrung out of the system, we believed it was only a matter of time before improving company fundamentals supported a return to long-term historical averages' appreciation. More importantly, we remained optimistic that monetary and fiscal stimuli would bolster underlying growth in the U.S. economy, providing the foundation for a nascent market recovery that appeared to materialize during the final three months of our fiscal year.

     Although the market may occasionally stray from its basic tenets, these occurrences have generally been short lived. Assuming a more favorable environment going forward, we believe fundamentals and valuations will once again establish themselves as core drivers within the marketplace. In light of this, we are confident that our disciplined investment process will serve our shareholders well.

FUNDAMENTAL IMPROVEMENTS PERSIST

     Despite the challenges that certainly remain, perceived global risks have abated considerably. Since our last letter, military action in Iraq commenced and concluded in short order. Terrorism within the U.S. has not flared up. And peace initiatives appear to have accelerated in the Middle East.

     With respect to the U.S. economy, corporate profits are now in their fifth quarter of recovery. The news is even more encouraging when you look at the incidence of positive earnings surprises over the last two quarters. We expect this to be ongoing, as companies continue to realize the benefits of post-recession cost-cutting efforts. Elsewhere, the recently enacted Jobs and Growth Tax Relief Reconciliation Act has lowered individual income tax rates, as well as rates on long-term capital gains and qualifying dividend income. Moreover, record-low interest rates have fallen even further in the last six months, spurring another

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2                          Annual Report May 31, 2003                     [LOGO]

                               Shareholder Letter

round of mortgage refinancing that has helped to offset a marginal slowdown in consumer spending.

THE BENEFITS OF A LONG-TERM OUTLOOK

     With economic uncertainty, corporate malfeasance and geopolitical concerns dominating much of our fiscal year, the period proved challenging for the Westcore Funds. Only our bond funds posted positive returns, again demonstrating the importance of maintaining a diversified portfolio that includes fixed income exposure. Even after recent price appreciation in the corporate sector, our area of emphasis, 30-Day SEC yields at period-end (including expense waivers) still ranged from 7.65% for the Westcore Flexible Income Fund to 4.94% for the Westcore Plus Bond Fund.* While our annualized total returns modestly trailed their respective benchmarks, strong absolute results were achieved amid one of the worst bear markets in recent history.

     As for our equity funds, only the Westcore MIDCO Growth Fund and Westcore International Frontier Fund outperformed their respective benchmarks during the fiscal year. In critiquing our own performance, we place the greatest emphasis on the three-year market cycle, which as of period-end coincided with the timing of the recent downturn. During this period, seven of the eight Westcore equity funds outperformed their respective benchmarks, primarily through strong stock selection.** We believe the key to this type of long-term success is staying focused on finding the best businesses at reasonable valuations. Even more so, it means emphasizing companies that, in our view, possess a sustainable competitive advantage that can power robust or improving returns on capital.

COMMITTED TO EARNING YOUR TRUST

     Although overall investment returns fell short of our expectations during the fiscal year, we are encouraged by the fact that as of May 31, 2003, nine of the eleven Westcore Funds earned an Overall Morningstar Rating(TM) of 3 or more Stars for risk-adjusted performance. Individual standouts included the Westcore Flexible Income Fund, which received a 5-Star Overall Morningstar Rating(TM), while Westcore MIDCO Growth Fund, Westcore Growth Fund and Westcore Select Fund each received a 4-Star Overall Morningstar Rating.(TM) Furthermore, as of May 31, 2003, six Westcore Funds were awarded Lipper Leader designations.

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
                               Shareholder Letter

Please see the tables on pages 9, 10, and 11 and the important disclaimers concerning these designations on pages 12 through 15 for more information. Please review the Funds' performance on pages 6 and 7.

     We also invite you to look over each of the fund profiles and manager commentaries that follow. It is our hope that you will find these assessments informative, and that they will provide insights into our search for meaningful returns across a wide range of asset classes and investment styles. For that reason, we encourage you to review your current portfolio with respect to your risk tolerance and investment time horizon, and hope that you will consider other Westcore Funds where appropriate.

     In closing, we thank you for the trust you've placed in Westcore Funds, as well as your continued investment. If you have any questions or comments, please call 1-800-392-CORE (2673) or visit us online at www.westcore.com.

     Sincerely,

          /s/ Jack D. Henderson                   /s/ Jeffrey D. Adams
                 [PHOTO]                                 [PHOTO]
            Jack D. Henderson                     Jeffrey D. Adams, CFA
                 CHAIRMAN                               PRESIDENT

The Shareholder Letter and the Manager Overviews included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

* Without the fee waivers and/or expense reimbursements, yields for Westcore Flexible Income and Westcore Plus Bond Funds would have been 6.55% and 4.27% respectively.
** A significant portion of the Westcore Small-Cap Growth and Select Funds' 3-year average annual returns were attributable to investments in Initial Public Offerings, additional information on which is contained in each Funds's report. It is possible that such performance may not be repeated in the future.

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
                          Average Annual Total Returns

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/03

-------------------------------------------------------------------------------------------------------
                                                                                           SINCE INCEP.
WESTCORE MIDCO                            1-YEAR        3-YEAR       5-YEAR      10-YEAR      8/1/86
GROWTH FUND                               (2.07%)       (6.71%)       4.27%       9.45%       12.07%
Russell Midcap Growth Index               (5.90%)      (16.10%)      (0.37%)      8.12%       10.24%
Lipper Mid-Cap Growth Index              (10.19%)      (15.75%)      (0.02%)      7.78%        9.46%

-------------------------------------------------------------------------------------------------------
                                                                                           SINCE INCEP.
                                          1-YEAR        3-YEAR       5-YEAR      10-YEAR      6/1/88
WESTCORE GROWTH FUND                     (11.74%)      (10.10%)       2.26%       8.05%        9.55%
S&P 500 Index                             (8.05%)      (10.85%)      (1.08%)      9.94%       11.65%
Lipper Multi-Cap Core Index               (8.01%)       (8.97%)      (0.54%)      8.75%       10.63%

-------------------------------------------------------------------------------------------------------
                                                                                           SINCE INCEP.
WESTCORE SMALL-CAP                        1-YEAR        3-YEAR       5-YEAR     10-YEAR     10/1/99
GROWTH FUND                              (23.27%)      (13.62%)         NA          NA         2.54%
Russell 2000 Growth Index                 (9.61%)      (13.77%)         NA          NA        (6.99%)
Lipper Small-Cap Growth Index             (9.75%)      (11.23%)         NA          NA        (1.37%)

-------------------------------------------------------------------------------------------------------
                                                                                           SINCE INCEP.
                                          1-YEAR        3-YEAR       5-YEAR      10-YEAR     10/1/99
WESTCORE SELECT FUND                     (17.24%)       (7.63%)         NA          NA        18.13%
S&P 500 Index                             (8.05%)      (10.85%)         NA          NA        (6.19%)
Lipper Multi-Cap Core Index               (8.01%)       (8.97%)         NA          NA        (3.51%)

-------------------------------------------------------------------------------------------------------
                                                                                           SINCE INCEP.
WESTCORE INTERNATIONAL                    1-YEAR        3-YEAR       5-YEAR      10-YEAR     12/15/99
FRONTIER FUND*                            (1.47%)      (11.41%)         NA          NA        (7.50%)
MSCI EAFE Small-Cap Index                 (7.09%)       (4.19%)         NA          NA        (3.95%)
MSCI World Ex-US Small-Cap Index          (8.86%)       (5.18%)         NA          NA        (5.02%)
Lipper International Small-Cap Index      (4.77%)       (7.72%)         NA          NA        (8.32%)

-------------------------------------------------------------------------------------------------------
                                                                                           SINCE INCEP.
                                           1-YEAR       3-YEAR       5-YEAR      10-YEAR      6/1/88
WESTCORE BLUE CHIP FUND                   (12.63%)      (5.80%)      (1.93%)      8.86%        9.81%
S&P 500 Index                              (8.05%)     (10.85%)      (1.08%)      9.94%       11.65%
Lipper Multi-Cap Value Index               (6.37%)       0.58%        1.23%       9.70%       10.64%

-------------------------------------------------------------------------------------------------------
                                                                                           SINCE INCEP.
WESTCORE MID-CAP                           1-YEAR       3-YEAR       5-YEAR      10-YEAR     10/1/98
OPPORTUNITY FUND                           (9.85%)       0.99%          NA          NA         8.95%
Russell Midcap Index                       (5.20%)      (1.39%)         NA          NA         6.99%
Lipper Mid-Cap Value Index                 (8.11%)       3.64%          NA          NA         8.25%

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6                          Annual Report May 31, 2003                     [LOGO]

                          Average Annual Total Returns

-------------------------------------------------------------------------------------------------------
                                                                                           SINCE INCEP.
WESTCORE SMALL-CAP                         1-YEAR       3-YEAR        5-YEAR     10-YEAR     12/28/93
OPPORTUNITY FUND                          (11.87%)       6.36%       (0.65%)        NA         8.63%
Russell 2000 Index                         (8.18%)      (1.16%)       0.65%         NA         7.38%
Lipper Small-Cap Core Index                (9.91%)       1.21%        2.44%         NA         9.12%

-------------------------------------------------------------------------------------------------------
                                                                                           SINCE INCEP.
WESTCORE FLEXIBLE                          1-YEAR       3-YEAR        5-YEAR     10-YEAR      6/1/88
INCOME FUND                                 5.71%        8.17%        5.10%       6.80%        8.70%
Lehman Brothers Aggregate Bond Index       11.57%       10.91%        7.77%       7.43%        8.74%
Lipper Corporate Debt BBB Index            12.78%       10.12%        6.28%       6.94%        8.21%

-------------------------------------------------------------------------------------------------------
                                                                                           SINCE INCEP.
                                           1-YEAR       3-YEAR        5-YEAR     10-YEAR      6/1/88
WESTCORE PLUS BOND FUND                    10.52%        9.82%        6.87%       6.37%        7.51%
Lehman Brothers Aggregate Bond Index       11.57%       10.91%        7.77%       7.43%        8.74%
Lipper Intermediate Investment
Grade Debt Index                           10.71%       10.34%        7.11%       6.83%        7.88%

-------------------------------------------------------------------------------------------------------
                                                                                           SINCE INCEP.
WESTCORE COLORADO                          1-YEAR       3-YEAR        5-YEAR     10-YEAR      6/1/91
TAX-EXEMPT FUND                             8.77%        8.24%        5.36%       5.48%        6.11%
Lehman Brothers 10-Year
Municipal Bond Index                       11.08%        9.79%        6.68%       6.79%        7.50%
Lipper Intermediate
Municipal Debt Index                        8.83%        8.24%        5.53%       5.51%        6.14%

* WESTCORE INTERNATIONAL FRONTIER FUND'S BENCHMARK INDEX WAS CHANGED FROM THE MSCI WORLD EX-US SMALL-CAP INDEX TO THE MSCI EAFE SMALL-CAP INDEX FOR PERFORMANCE COMPARISON PURPOSES BECAUSE THE ADVISER BELIEVES THAT THE MSCI EAFE SMALL-CAP INDEX MORE APPROPRIATELY MATCHES THE INVESTMENT STYLE OF THE FUND.

PLEASE SEE IMPORTANT FOOTNOTES ON PAGE 8.

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
                          Average Annual Total Returns

AVERAGE ANNUAL TOTAL RETURNS REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. PRINCIPAL VALUE WILL FLUCTUATE AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

WESTCORE GROWTH, INTERNATIONAL FRONTIER, SMALL-CAP GROWTH, SELECT, AND MID-CAP OPPORTUNITY FUNDS:

THESE FUNDS PARTICIPATE IN THE INITIAL PUBLIC OFFERING ("IPO") MARKET, AND A SIGNIFICANT PORTION OF THE FUNDS' RETURNS HAVE BEEN ATTRIBUTABLE TO THEIR INVESTMENTS IN IPOS DURING CERTAIN PERIODS, WHICH IN TURN HAVE HAD A MAGNIFIED IMPACT DUE TO THE FUNDS' RELATIVELY SMALL ASSET BASES. AS THE FUNDS' ASSETS CONTINUE TO GROW, THEY WILL BE INCREASINGLY LESS LIKELY TO EXPERIENCE SUBSTANTIALLY SIMILAR PERFORMANCE BY INVESTING IN IPOS.

WESTCORE INTERNATIONAL FRONTIER, SMALL-CAP GROWTH, AND SMALL-CAP OPPORTUNITY
FUNDS:

INVESTING IN SMALL-CAP FUNDS CAN BE MORE VOLATILE AND LOSS OF PRINCIPAL COULD BE GREATER THAN INVESTING IN LARGE-CAP FUNDS.

WESTCORE SELECT FUND:

INVESTING IN NON-DIVERSIFIED FUNDS CAN BE MORE VOLATILE AND LOSS OF PRINCIPAL COULD BE GREATER THAN INVESTING IN MORE DIVERSIFIED FUNDS.

WESTCORE INTERNATIONAL FRONTIER FUND:

INVESTING IN FOREIGN SECURITIES ENTAILS SPECIAL RISKS, SUCH AS CURRENCY FLUCTUATIONS AND POLITICAL UNCERTAINTIES, WHICH ARE DESCRIBED IN MORE DETAIL IN THE PROSPECTUS.

WESTCORE FLEXIBLE INCOME AND PLUS BOND FUNDS:

THESE FUNDS ARE SUBJECT TO ADDITIONAL RISK IN THAT THEY MAY INVEST IN HIGH-YIELD/HIGH-RISK BONDS AND ARE SUBJECT TO GREATER LEVELS OF LIQUIDITY RISK. IN ADDITION, THESE FUNDS' EXPOSURE TO FOREIGN MARKETS CAN REGULARLY AFFECT THE NET ASSET VALUE (NAV) AND TOTAL RETURN OF THESE FUNDS DUE TO FOREIGN RISK.

WESTCORE COLORADO TAX-EXEMPT FUND:

THIS FUND INVESTS PRIMARILY IN INSTRUMENTS ISSUED BY OR ON BEHALF OF ONE STATE AND CAN BE MORE VOLATILE AND LOSS OF PRINCIPAL COULD BE GREATER DUE TO STATE SPECIFIC RISK.

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8                          Annual Report May 31, 2003                     [LOGO]

                     Morningstar Ratings and Lipper Leaders

WESTCORE MORNINGSTAR RATINGS(TM) AS OF 5/31/03(1)

Fund                         Overall           3-Year            5-Year            10-Year
----------------------------------------------------------------------------------------------
WESTCORE MIDCO                 ****             ****              ****               ***
GROWTH FUND                 out of 515       out of 515        out of 348        out of 103
                              Mid-Cap          Mid-Cap           Mid-Cap           Mid-Cap
                           Growth Funds     Growth Funds      Growth Funds      Growth Funds
----------------------------------------------------------------------------------------------
WESTCORE GROWTH FUND           ****              *****            ****               ****
                            out of 876        out of 876       out of 582         out of 174
                              Large             Large            Large              Large
                           Growth Funds      Growth Funds     Growth Funds       Growth Funds
----------------------------------------------------------------------------------------------
WESTCORE SMALL-CAP              **                **
GROWTH FUND                out of 449        out of 449           N/A                N/A
                              Small             Small
                           Growth Funds      Growth Funds
----------------------------------------------------------------------------------------------
WESTCORE SELECT FUND           ****              ****
                           out of 515        out of 515           N/A                N/A
                             Mid-Cap           Mid-Cap
                           Growth Funds      Growth Funds
----------------------------------------------------------------------------------------------
WESTCORE INTERNATIONAL         ***               ***
FRONTIER FUND              out of 683        out of 683           N/A                N/A
                             Foreign           Foreign
                           Stock Funds       Stock Funds
----------------------------------------------------------------------------------------------
WESTCORE BLUE                  ***               **                **                ***
CHIP FUND                  out of 637        out of 637        out of 505        out of 174
                              Large             Large             Large             Large
                           Value Funds       Value Funds       Value Funds       Value Funds
----------------------------------------------------------------------------------------------
WESTCORE MID-CAP               ***               ***
OPPORTUNITY FUND           out of 193        out of 193           N/A                N/A
                             Mid-Cap           Mid-Cap
                           Blend Funds       Blend Funds
----------------------------------------------------------------------------------------------
WESTCORE SMALL-CAP              **               ***               **
OPPORTUNITY FUND            out of 257        out of 257        out of 192           N/A
                              Small             Small             Small
                           Blend Funds       Blend Funds       Blend Funds
----------------------------------------------------------------------------------------------
WESTCORE FLEXIBLE             *****             *****             *****             *****
INCOME FUND                 out of 313        out of 313        out of 218        out of 64
                            High Yield        High Yield        High Yield        High Yield
                            Bond Funds        Bond Funds        Bond Funds        Bond Funds
----------------------------------------------------------------------------------------------
WESTCORE PLUS                  ***               ***               ***               ***
BOND FUND                   out of 594        out of 594        out of 476       out of 193
                          Intermediate-     Intermediate-     Intermediate-     Intermediate-
                            Term Bond         Term Bond         Term Bond         Term Bond
                              Funds             Funds             Funds             Funds
----------------------------------------------------------------------------------------------
WESTCORE COLORADO              ***               ***               ***               ***
TAX-EXEMPT FUND          out of 220 Muni   out of 220 Muni   out of 207 Muni    out of 88 Muni
                           Single State      Single State      Single State      Single State
                           Interm Funds      Interm Funds      Interm Funds      Interm Funds

See complete disclaimers beginning on page 12.

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
                     Morningstar Ratings and Lipper Leaders

WESTCORE LIPPER LEADERS AS OF 5/31/03
--------------------------------------------------------------------------------
WESTCORE MIDCO GROWTH FUND

[LIPPER LEADER    LIPPER LEADER FOR       [LIPPER LEADER   LIPPER LEADER FOR
  CONSISTENT      CONSISTENT RETURN        TOTAL RETURN    TOTAL RETURN
RETURN GRAPHIC]   out of 325 Mid-Cap         GRAPHIC]      out of 345 Mid-Cap
                  Growth Equity Funds                      Growth Equity Funds
                  for the three-year                       for the three-year
                  period(2)                                period(3)
-------------------------------------------------------------------------------
WESTCORE SMALL-CAP GROWTH FUND

[LIPPER LEADER    LIPPER LEADER FOR TAX   [LIPPER LEADER   LIPPER LEADER FOR
TAX EFFICIENCY    EFFICIENCY out of 335      EXPENSE       EXPENSE out of 134
   GRAPHIC]       Small-Cap Growth           GRAPHIC]      Small-Cap Growth
                  Equity Funds for the                     Equity Funds for the
                  three-year period(4)                     three-year period(5)
--------------------------------------------------------------------------------
WESTCORE SMALL-CAP OPPORTUNITY FUND

[LIPPER LEADER    LIPPER LEADER FOR TAX
TAX EFFICIENCY    EFFICIENCY out of 323
   GRAPHIC]       Small-Cap Core Equity
                  Funds for the
                  three-year period(4)
--------------------------------------------------------------------------------
WESTCORE FLEXIBLE INCOME FUND

[LIPPER LEADER    LIPPER LEADER FOR       [LIPPER LEADER   LIPPER LEADER FOR
  CONSISTENT      CONSISTENT RETURN          EXPENSE       EXPENSE out of 42
RETURN GRAPHIC]   out of 13 Flexible         GRAPHIC]      Multi-Sector Income
                  Income Funds for the                     Funds for the
                  three-year period(2)                     three-year period(5)

--------------------------------------------------------------------------------
10                         Annual Report May 31, 2003                     [LOGO]

                     Morningstar Ratings and Lipper Leaders

--------------------------------------------------------------------------------
WESTCORE PLUS BOND FUND

[LIPPER LEADER    LIPPER LEADER FOR
   EXPENSE        EXPENSE out of 115
   GRAPHIC]       Intermediate
                  Investment Grade
                  Funds for the three-
                  year period(5)

--------------------------------------------------------------------------------
WESTCORE COLORADO TAX-EXEMPT FUND

[LIPPER LEADER    LIPPER LEADER FOR TAX   [LIPPER LEADER   LIPPER LEADER FOR
TAX EFFICIENCY    EFFICIENCY out of 88       EXPENSE       EXPENSE out of 374
   GRAPHIC]       Other States Inter-        GRAPHIC]      Single State
                  mediate Municipal                        Municipal Funds for
                  Funds for the three-                     the three-year
                  year period(4)                           period(5)

See complete disclaimers beginning on page 13.

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
                             Important Disclaimers

PLEASE SEE THE AVERAGE ANNUAL TOTAL RETURNS CHART BEGINNING ON PAGE 6 FOR COMPLETE PERFORMANCE.

(1) (C)2001 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary tO Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

     Morningstar proprietary ratings reflect historical risk-adjusted performance as of 5/31/03 and are subject to change every month. For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics. During periods on which ratings are based, service providers of the Fund waived fees. This waiver had a material impact on the Funds' average annual returns. In the absence of fee waivers, performance would have been reduced.

     Westcore MIDCO Growth Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 515 funds in the last three years, 348 funds in the last five years, and 103 funds in the last ten years. With respect to these Mid-Cap Growth funds, Westcore MIDCO Growth Fund received a Morningstar Rating of 4 stars, 4 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

     Westcore Growth Fund was rated against the following numbers of U.S.-domiciled Large Growth funds over the following time periods: 876 funds in the last three years, 582 funds in the last five years, and 174 funds in the last ten years. With respect to these Large Growth funds, Westcore Growth Fund received a Morningstar Rating of 5 stars, 4 stars and 4 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

     Westcore Small-Cap Growth Fund was rated against the following numbers of U.S.-domiciled Small Growth funds over the following time periods: 449 funds in the last three years. With respect to these Small Growth funds, Westcore Small-Cap Growth Fund received a Morningstar Rating of 2 stars for the three-year period. Past performance is no guarantee of future results.

     Westcore Select Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Growth funds over the following time periods: 515 funds in the last three years. With respect to these Mid-Cap Growth funds, Westcore Select Fund received a Morningstar Rating of 4 stars for the three-year period. Past performance is no guarantee of future results.

     Westcore International Frontier Fund was rated against the following numbers of U.S.-domiciled Foreign Stock funds over the following time periods: 683 funds in the last three years. With respect to these Foreign Stock funds, Westcore International Frontier Fund received a Morningstar Rating of 3 stars for the three-year period. Past performance is no guarantee of future results.

     Westcore Blue Chip Fund was rated against the following numbers of U.S.-domiciled Large Value funds over the following time periods: 637 funds in the last three years, 505 funds in the last

--------------------------------------------------------------------------------
12                         Annual Report May 31, 2003                     [LOGO]

                             Important Disclaimers

     five years, and 174 funds in the last ten years. With respect to these Large Value funds, Westcore Blue Chip Fund received a Morningstar Rating of 2 stars, 2 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

     Westcore Mid-Cap Opportunity Fund was rated against the following numbers of U.S.-domiciled Mid-Cap Blend funds over the following time periods: 193 funds in the last three years. With respect to these Mid-Cap Blend funds, Westcore Mid-Cap Opportunity Fund received a Morningstar Rating of 3 stars for the three-year period. Past performance is no guarantee of future results.

     Westcore Small-Cap Opportunity Fund was rated against the following numbers of U.S.-domiciled Small Blend funds over the following time periods: 257 funds in the last three years and 192 funds in the last five years. With respect to these Small Blend funds, Westcore Small-Cap Opportunity Fund received a Morningstar Rating of 3 stars and 2 stars for the three- and five-year periods, respectively. Past performance is no guarantee of future results.

     Westcore Flexible Income Fund was rated against the following numbers of U.S.-domiciled High Yield Bond funds over the following time periods: 313 funds in the last three years, 218 funds in the last five years, and 64 funds in the last ten years. With respect to these High Yield Bond funds, Westcore Flexible Income Fund received a Morningstar Rating of 5 stars, 5 stars and 5 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

     Westcore Plus Bond Fund was rated against the following numbers of U.S.-domiciled Intermediate-Term Bond funds over the following time periods: 594 funds in the last three years, 476 funds in the last five years, and 193 funds in the last ten years. With respect to these Intermediate-Term Bond funds, Westcore Plus Bond Fund received a Morningstar Rating of 3 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

     Westcore Colorado Tax-Exempt Fund was rated against the following numbers of U.S.-domiciled Muni Single State Interm funds over the following time periods: 220 funds in the last three years, 207 funds in the last five years, and 88 funds in the last ten years. With respect to these Muni Single State Interm funds, Westcore Colorado Tax-Exempt Fund received a Morningstar Rating of 3 stars, 3 stars and 3 stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.

(2) Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of 5/31/03. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Consistent Return metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Consistent Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. A Lipper Leader for Consistent Return is a fund that has provided superior consistency and risk-adjusted returns when compared to a group of similar funds. Lipper Leaders for Consistent Return may be the best fit for investors who value a fund's year-to-year consistency relative to other funds in a particular peer group. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2002, Reuters, All Rights Reserved.

     Westcore MIDCO Growth Fund was rated among the following number of Mid-Cap Growth Equity funds for the following time periods: 325 funds in the last three years, 215 funds in the last

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  13

                             Important Disclaimers

     five years, 53 funds in the last ten years and 325 funds in the overall period. With respect to these Mid-Cap Growth Equity funds, Westcore MIDCO Growth Fund received a Consistent Return rating of Lipper Leader, 3, 3, and 3 for the three-year, five-year, ten-year and overall periods, respectively.

     Westcore Flexible Income Fund was rated among the following number of Flexible Income Fixed Income funds for the following time periods: 13 funds in the last three years, 11 funds in the last five years and 13 funds in the overall period. With respect to these Flexible Income Fixed Income funds, Westcore Flexible Income Fund received a Consistent Return rating of Lipper Leader for the three-year, five-year and overall periods. The ten-year period was not rated.

(3) Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of 5/31/03. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Total Return, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Total Return may be the best fit for investors who want the best historical return, without looking at risk. This measure alone may not be suitable for investors who want to avoid downside risk. For more risk-averse investors, the Total Return scores can be used with Preservation and/or Consistent Return scores to make an appropriate selection that balances the risk and return. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2002, Reuters, All Rights Reserved.

     Westcore MIDCO Growth Fund was rated among the following number of Mid-Cap Growth Equity funds for the following time periods: 345 funds in the last three years, 218 funds in the last five years, 74 funds in the last ten years and 345 funds in the overall period. With respect to these Mid-Cap Growth Equity funds, Westcore MIDCO Growth Fund received a Total Return rating of Lipper Leader for the three-year, five-year, and overall periods. For the 10-year period, the fund received a Total Return rating of 2.

(4) Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of 5/31/03. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Tax Efficiency metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Tax Efficiency, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Tax Efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans. Tax Efficiency on its own does not take relative or absolute performance into account. Investors can pair Tax Efficiency with Consistent Return and/or Total Return to find funds that have delivered solid relative performance and have postponed taxable distributions better than their peers. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2002, Reuters, All Rights Reserved.

     Westcore Small-Cap Growth Fund was rated among the following number of Small-Cap Growth Equity funds for the following time periods: 335 funds in the last three years and 335 funds in the overall period. With respect to these Small-Cap Growth Equity funds, Westcore Small-Cap Growth Fund received a Tax Effeciency rating of Lipper Leader for the three-year and overall periods.

--------------------------------------------------------------------------------
14                         Annual Report May 31, 2003                     [LOGO]

                             Important Disclaimers

     Westcore Small-Cap Opportunity Fund was rated among the following number of Small-Cap Core Equity funds for the following time periods: 323 funds in the last three years, 228 funds in the last five years and 323 funds in the overall period. With respect to these Small-Cap Core Equity funds, Westcore Small-Cap Opportunity Fund received a Tax Effeciency rating of Lipper Leader for the three-year, five-year and overall periods. The ten year period was not rated.

     Westcore Colorado Tax-Exempt Fund was rated among the following number of Other States Intermediate Municipal Fixed Income funds for the following time periods: 88 funds in the last three years, 83 funds in the last five years, 36 funds in the last ten years and 88 funds in the overall period. With respect to these Other States Intermediate Municipal Fixed Income funds, Westcore Colorado Tax-Exempt Fund received a Tax Effeciency rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

(5) Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of 5/31/03. The ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metric over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders for Expense, the next 20% receive a score of 2, the middle 20% are scored 3, the next 20% are scored 4, and the lowest 20% are scored 5. Lipper Leaders for Expense may be the best fit for investors who want to minimize their total cost. It can be used in conjunction with Total Return or Consistent Return to identify funds with above-average performance and lower-than-average cost. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2002, Reuters, All Rights Reserved.

     Westcore Small-Cap Growth Fund was rated among the following number of Small-Cap Growth Equity funds for the following time periods: 134 funds in the last three years and 134 funds in the overall period. With respect to these Small-Cap Growth Equity funds, Westcore Small-Cap Growth Fund received an Expense rating of Lipper Leader for the three-year and overall periods.

     Westcore Flexible Income Fund was rated among the following number of Multi-Sector Income Fixed Income funds for the following time periods: 42 funds in the last three years, 35 funds in the last five years, 18 funds in the last ten years and 42 funds in the overall period. With respect to these Multi-Sector Income Fixed Income funds, Westcore Flexible Income Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods. The Multi-Sector Income category includes Flexible Income funds and Multi-Sector Income funds.

     Westcore Plus Bond Fund was rated among the following number of Intermediate Investment Grade Fixed Income funds for the following time periods: 115 funds in the last three years, 95 funds in the last five years, 53 funds in the last ten years and 115 funds in the overall period. With respect to these Intermediate Investment Grade Fixed Income funds, Westcore Plus Bond Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods.

     Westcore Colorado Tax-Exempt Fund was rated among the following number of Single State Municipal Fixed Income funds for the following time periods:
     374 funds in the last three years, 359 funds in the last five years, 236 funds in the last ten years and 374 funds in the overall period. With respect to these Single State Municipal Fixed Income funds, Westcore Colorado Tax-Exempt Fund received an Expense rating of Lipper Leader for the three-year, five-year, ten-year and overall periods. The Single State Category is a culmination of multiple single state categories.

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  15

                               Manager's Overview

WESTCORE MIDCO GROWTH FUND

FUND OBJECTIVE: LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN MEDIUM-SIZED GROWTH COMPANIES.

        [PHOTO]
  /s/ Todger Anderson
 Todger Anderson, CFA
LEAD PORTFOLIO MANAGER

       [PHOTO]
/s/ William S. Chester
William S. Chester, CFA
 CO-PORTFOLIO MANAGER

     For much of the fiscal year ended May 31, 2003, equity markets were in the throes of tremendous uncertainty. Economic concerns, corporate misdeeds and war fears sent stocks to their lowest levels in five years. Positive resolution in Iraq and many companies reporting better-than-expected first-quarter earnings set the stage for a sharp rally that lifted investor sentiment as the period came to a close. Having benefited from this turn of events, the Westcore MIDCO Growth Fund returned -2.07%, while its benchmark, the Russell Midcap Growth Index and its peer group, the Lipper Mid-Cap Growth Index, declined -5.90% and -10.19 %, respectively. Though disappointing on an absolute basis, this showing is representative of the Fund's benchmark-beating performance for the three-year, five-year, ten-year and since-inception periods.

     In a year that saw many stocks unduly punished, several of the names uncovered by our analytical team treated us very well. Medical device maker Boston Scientific Corp. surged in light of positive clinical trials and anticipated FDA approval for its breakthrough drug-coated coronary stent. Shares of energy producer Apache Corp. were up as oil and natural gas benefited from favorable pricing trends. Meanwhile, mobile phone equipment manufacturer UTStarcom Inc. gained on the basis of the company's handset sales, which we believe represent an excellent value proposition in the rapidly growing Chinese marketplace.

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16                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

LIPPER LEADER FOR             [LIPPER LEADER          LIPPER LEADER FOR              [LIPPER LEADER
CONSISTENT RETURN               CONSISTENT            TOTAL RETURN                    TOTAL RETURN
out of 325 Mid-Cap                RETURN              out of 345 Mid-Cap                GRAPHIC]
Growth Equity Funds              GRAPHIC]             Growth Equity Funds
for the three-year                                    for the three-year
period as of 5/31/03.(2)                              period as of 5/31/03.(3)
See complete disclaimers                              See complete disclaimers
beginning on page 13.                                 beginning on page 13.

"...INVESTING IN A `GOOD BUSINESS' IS ONLY PART OF THE STORY."

     Unfortunately, not every stock pick works as we would hope. For example, GameStop Corp., a retailer of video games, declined when its earnings fell short of estimates. The company was punished as holiday sales for game consoles such as Sony PlayStation, Nintendo Game Cube and Microsoft X-Box proved disappointing. Another example was Atmel Corp., which plummeted as the continued downturn in global semiconductor sales resulted in widening losses.

     The Fund's strong relative performance during the bear market has been bolstered by our strategy of investing in companies that are good businesses. What is a "good business?" It is simply a business where a product can be sold for a decent profit, and that profit represents a reasonable return on the capital that is invested in the business. From our perspective, Starbucks Corp. is a good business. In its last fiscal year, the gourmet coffee retailer earned $215 million after taxes and had $2.3 billion in assets, earning nearly a 10% return on assets. On the other hand, automotive giant General Motors earned $1.7 billion after taxes and had $371 billion in assets, resulting in a return on assets of less than 1/2 of 1%. In our view, Starbucks is a much more profitable company and in this sense a "good business" compared to General Motors. It is important to note that stock prices of good businesses can come down, and those of bad businesses can go up. Therefore, investing in a "good business" is only part of the story. The remaining part involves forecasting the future direction of the business and calculating a valuation that allows for upside potential in the stock.

     As we look ahead to our next fiscal year, new challenges await us. At the time of this writing, interest rates are near 45-year lows with the 10-year Treasury yielding between 3 to 4%. Rates this low can be a sign of possible deflation or declining prices for goods and services. While that may sound appealing on the surface, deflation is typically accompanied by further erosion of profits, which in turn may result in higher unemployment and spending cutbacks. In our judgment, there is a

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  17

                               Manager's Overview

**** Overall Morningstar Rating(TM)
     out of 515 Mid-Cap Growth
     Funds as of 5/31/03(1)
     See complete disclaimers beginning
     on page 12.

WESTCORE MIDCO GROWTH FUND (CONTINUED)

small probability that this vicious circle could occur. If it does, we believe small-and medium-sized companies have the best chance to grow by taking market share --but investment returns may be modest. In contrast, if economic growth accelerates with price stability, we believe investment returns could be meaningful. Either way, our analytical team will be looking for businesses that meet our criteria for improving fundamentals with realistic prospects for capital appreciation. [LOGO]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
WESTCORE MIDCO GROWTH FUND, RUSSELL MIDCAP GROWTH INDEX AND
LIPPER MID-CAP GROWTH INDEX

                Westcore MIDCO     Russell Midcap     Lipper Mid-Cap
                  Growth Fund       Growth Index       Growth Index
                  -----------       ------------       ------------
      6/86           10000             10000               10000
      5/87           12200             12106               12178
      5/88           10614             11097               10709
      5/89           13635             13673               13100
      5/90           15725             15717               14694
      5/91           20512             18469               16772
      5/92           23404             20191               18682
      5/93           27626             23342               21658
      5/94           29938             24796               22760
      5/95           32947             28694               26914
      5/96           45671             38231               41273
      5/97           48078             42425               38800
      5/98           55338             52582               46153
      5/99           61939             60807               52859
      5/00           84008             87391               77100
      5/01           71567             66173               62953
      5/02           69649             54864               51331
      5/03           68207             51627               46101

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 8/1/86. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

Russell Midcap Growth Index is an unmanaged index and measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values than in the Russell 1000 index.

Lipper Mid-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
18                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

TOP 10 EQUITY HOLDINGS AS OF MAY 31, 2003

+    2.68%    UTSTARCOM INC. (UTSI)- Provides communications equipment for service providers that operate wireless and wireline networks
+    2.44%    OMNICARE INC. (OCR)- Provides professional pharmacy-related consulting and data management services
+    2.32%    ROYAL CARIBBEAN CRUISES LTD. (RCL) - A global cruise company operating a fleet of vessels under the Royal Caribbean
              International and Celebrity Cruises brand names
*    2.13%    BIOVAIL CORP. (BVF) - A full-service pharmaceutical company involved in the formulation, clinical testing, manufacturing and marketing of both branded and generic products
*    2.07%    INTERSIL CORP. (ISIL) - A software supplier to the wireless access and communications analog markets enabling wireless access to broadband media
*    2.06%    MCKESSON CORP. (MCK) - Distributes pharmaceuticals,
              medical-surgical supplies and automation services to retail pharmacies and hospitals across the United States
*    1.98%    SYMANTEC CORP. (SYMC) - Provides Internet security technology
*    1.93%    COMMUNITY HEALTH SYSTEMS INC. (CYH) - Provides acute healthcare services in non-urban communities
-    1.90%    APACHE CORP. (APA) - Explores for and produces natural gas, crude oil and natural gas liquids
*    1.87%    CINTAS CORP. (CTAS) - Manufactures corporate identity uniforms and provides sanitation and cleanroom supplies, first aid products and services

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 21.38%
+    denotes increase in holding since last report
-    denotes decrease in holding since last report
*    denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR MAY 31, 2003

Technology - 25.78%
Healthcare - 22.45%
Consumer Cyclical - 18.29%
Short-Term Investments and Net Other Assets - 7.46%
Credit Sensitive - 7.29%
Services - 7.19%
Energy - 4.80%
Consumer Staples - 3.83%
Basic Materials - 2.04%
Capital Goods - 0.87%

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  19

                               Manager's Overview

WESTCORE GROWTH FUND

FUND OBJECTIVE: LONG-TERM TOTAL RETURN BY INVESTING IN EQUITY SECURITIES SELECTED FOR THEIR GROWTH POTENTIAL AND INCOME-PRODUCING ABILITIES.

          [PHOTO]
/s/ Milford H. Schulhof, II
  Milford H. Schulhof, II
  Lead Portfolio Manager

     In our opinion, long-term views continued to be challenged by short-term price movements, as emotional markets bore little resemblance to fundamental realities. While corporate scandals, war fears and economic uncertainty appeared to create overreactions on the downside, victory in Iraq and recent earnings surprises have caused the market environment to improve. Nevertheless, after nine months of mostly negative returns, it was encouraging to see investor sentiment improve, as the S&P 500 recorded three straight months of gains to finish out the fiscal year.

     Unfortunately, this recent advance failed to reverse the fortunes of the Westcore Growth Fund, which declined 11.74% for the fiscal year ended May 31, 2003. At the same time, our benchmark, the S&P 500 Index and our peer group, the Lipper Multi-Cap Core Index, fell 8.05% and 8.01%, respectively.

     In light of economic difficulties during the period, several of our tactical moves proved premature. Believing that the economy would gain momentum, we built a significant weighting in industrial stocks, such as global provider of technical products and systems, industrial products and services, service solutions and vehicle components, SPX Corp. As pricing pressures and weak demand plagued the industrial sector, the company was unable to offset the impact of declining revenues. The technology sector also hurt performance, and within that group

--------------------------------------------------------------------------------
20                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

**** Overall Morningstar Rating(TM)
     out of 876 Large Growth Funds
     as of 5/31/03(1)
     See complete disclaimers beginning
     on page 12.

"...WE BELIEVE WE ARE AT A POINT WHERE CORPORATE EARNINGS HAVE ALREADY CONTRACTED, APPEAR TO BE STABILIZING AND BEGINNING TO GROW."

Electronic Data Services Corp. was our largest detractor. An unexpected earnings warning caught us and the market by surprise and the stock was severely punished. Meanwhile, although our consumer cyclical holdings generally aided returns, health club operator Bally Total Fitness Holding Corp. faced accounting concerns surrounding the revenue recognition of its receivables portfolio.

     Among our contributors, strong stock selection in energy, healthcare and consumer staples worked in our favor. Both Genentech, Inc. and Boston Scientific Corp. helped us to outperfom in the healthcare sector. Elsewhere, leading independent natural gas producers Apache Corp. and XTO Energy Inc. advanced as supply and demand factors resulted in positive pricing trends. In the consumer staples sector, we capitalized on the rapid rise of Hershey Foods Corp. and sold our position before a derailed takeover attempt sent the stock into a tailspin. Subsequently, we moved back in on the ensuing weakness and the stock has reclaimed much of its lost ground.

     Going forward, we believe we are at a point where corporate earnings have already contracted, appear to be stabilizing and beginning to grow. Still, the potential for extreme volatility compels us to be extra mindful of our valuation targets while upholding the strictest of disciplines. [LOGO]

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  21

                               Manager's Overview

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE
GROWTH FUND, S&P 500 INDEX AND LIPPER MULTI-CAP CORE INDEX

                    Westcore     S&P 500    Lipper Multi-Cap
                   Growth Fund    Index        Core Index
                   -----------    -----        ----------
         6/88         10000       10000          10000
         5/89         11598       12463          12410
         5/90         13289       14533          14056
         5/91         14494       16247          15697
         5/92         16541       17848          17316
         5/93         18097       19917          19674
         5/94         18407       20764          20939
         5/95         19093       24950          23762
         5/96         24296       32038          30710
         5/97         29085       41457          37103
         5/98         35117       54172          46776
         5/99         37312       65564          52801
         5/00         54058       72487          60346
         5/01         51063       64840          56424
         5/02         44497       55860          49489
         5/03         39273       51363          45525

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 6/1/88. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Multi-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi- Cap Core Funds classification. This classification consists of funds that concentrate no more than 25% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core funds will generally have between 25% to 75% of their assets invested in a wide variety of companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
22                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

TOP 10 EQUITY HOLDINGS AS OF MAY 31, 2003

-    2.99%    GENERAL ELECTRIC CO. (GE) - Manufactures products for the
              generation, distribution and utilization of electricity
+    2.63%    PFIZER INC. (PFE) - A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals
-    2.50%    WAL-MART STORES INC. (WMT) - Operates discount stores and
              supercenters, as well as Sam's Clubs
+    2.06%    INTERNATIONAL BUSINESS MACHINES CORP. (IBM) - Provides computer solutions including systems, software, services and financing globally
*    1.98%    COMMUNITY HEALTH SYSTEMS INC. (CYH) - Provides acute healthcare services in non-urban communities
*    1.98%    GENENTECH INC. (DNA) - A biotechnology company that discovers, develops, manufactures and markets human pharmaceuticals
*    1.95%    MICROSOFT CORP. (MSFT) - Develops, manufactures, licenses, sells and supports software products
-    1.92%    AMERICAN INTERNATIONAL GROUP INC. (AIG) - Provides a variety of insurance and insurance-related services in the United States and overseas
-    1.91%    SOUTHTRUST CORP. (SOTR) - Provides a full range of banking services in the Southeastern United States
*    1.77%    STARWOOD HOTELS & RESORTS INC. (HOT) - Owns, manages and
              franchises hotels throughout the world

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 21.69%
+    denotes increase in holding since last report
-    denotes decrease in holding since last report
*    denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR MAY 31, 2003

Technology - 20.08%
Credit Sensitive - 17.67%
Healthcare - 15.49%
Consumer Cyclical - 14.40%
Capital Goods - 7.38%
Basic Materials - 5.88%
Consumer Staples - 5.45%
Short-Term Investments and Net Other Assets - 5.09%
Energy - 4.47%
Services - 4.09%

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
                               Manager's Overview

WESTCORE SMALL-CAP GROWTH FUND

FUND OBJECTIVE: LONG-TERM GROWTH OF CAPITAL PRIMARILY THROUGH INVESTMENTS IN SMALL COMPANIES WITH GROWTH POTENTIAL.

        [PHOTO]
   /s/ John N. Karns
  John N. Karns, CFA
Lead Portfolio Manager

     The fiscal year ended May 31, 2003 marked another period defined by widespread uncertainty, as the markets grappled with war fears, corporate scandals, terrorism, SARS and unemployment. Although these concerns overwhelmed investors for much of the year, a late-period shift in investor sentiment led to three consecutive months of gains for stocks. Despite these recent market advances, the Westcore Small-Cap Growth Fund lost 23.27% for the one-year period ended May 31, 2003 compared to a 9.61% loss by its benchmark, the Russell 2000 Growth Index and a 9.75% decline by its peer group, the Lipper Small-Cap Growth Index.

     Major detractors to Fund performance during this period were in the healthcare and consumer cyclical sectors, which together accounted for the majority of the Fund's underperformance relative to its benchmark. For example, shares of AMN Healthcare Services Inc., a leading temp placement agency, fell early in the period on concerns surrounding pricing pressures and staff turnover. These concerns later subsided and the stock began to recover, only to once again struggle on reports of cutbacks in temporary staffing resources. Rural hospital operator Province Healthcare Co. also struggled, as the company faced mounting operational issues and significant physician turnover. In the consumer cyclical sector, Internet retailer GSI Commerce Inc. traded lower early in the fiscal year after announcing strategic moves that would lead to near-term negative cash flow and lower earnings guidance. However, the stock engineered a modest comeback beginning in April after reporting better-than-expected first-quarter earnings and announcing the addition of home accessories retailer Linens 'n Things, Inc. as a new service partner.

--------------------------------------------------------------------------------
24                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

LIPPER LEADER FOR TAX            [LIPPER LEADER      LIPPER LEADER FOR              [LIPPER LEADER
EFFICIENCY out of 335 Small-           TAX           EXPENSE out of 134                 EXPENSE
Cap Growth Equity Funds            EFFICIENCY        Small-Cap Growth                   GRAPHIC]
for the three-year period           GRAPHIC]         Funds for the three-year
as of 5/31/03.(4)                                    period as of 5/31/03.(5)
See complete disclaimers                             See complete disclaimers
beginning on page 13.                                beginning on page 13.

     Gains were realized from strong stock selection within the credit sensitive, services and technology sectors. For instance, multifamily mortgage lender New York Community Bancorp Inc. benefited from the proliferation of refinancing amid the low interest rate environment. In the services sector, Corinthian Colleges Inc. capitalized on the economic downturn as job seekers saw continuing education as a leg up in the weak employment market. Elsewhere, technology company Precise Software Solutions Ltd., a provider of infrastructure performance software, advanced after the announcement of a possible acquisition by data storage leader Veritas Software. The stock ultimately reached our price target and was liquidated at a profit.

     Since the inception of the Fund in late 1999, the small-cap growth asset class has experienced significant volatility and was arguably the hardest hit by the recent bear market. This, paired with our relative underperformance, has resulted in the fund shrinking to a size that prevents us from operating it efficiently going forward. On May 23, 2003, it was announced that the Westcore Small-Cap Growth Fund would cease operations and liquidate its assets on June 30, 2003. We thank you for your investment in the Westcore Small-Cap Growth Fund. [LOGO]

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
                               Manager's Overview

WESTCORE SMALL-CAP GROWTH FUND (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
WESTCORE SMALL-CAP GROWTH FUND, RUSSELL 2000 GROWTH INDEX AND
LIPPER SMALL-CAP GROWTH INDEX

                     Westcore         Russell         Lipper
                     Small-Cap          2000         Small-Cap
                    Growth Fund     Growth Index    Growth Index
                    -----------     ------------    ------------
       10/99           10000           10000           10000
        5/00           17011           11958           13589
        5/01           17532           10076           12131
        5/02           14288            8482           10533
        5/03           10963            7667            9506

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 10/1/99. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

The Russell 2000 Growth Index is an unmanaged index that measures the performance of companies within the Russell 2000 Index having higher price-to-book ratios and higher forecasted growth values.

Lipper Small-Cap Growth Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Growth Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with long-term earnings growth expectations that have market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
26                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

TOP 10 EQUITY HOLDINGS AS OF MAY 31, 2003

+    4.47%    CORINTHIAN COLLEGES INC. (COCO) - A private, for-profit
              post-secondary education company offering a variety of degrees and diploma programs in the healthcare, electronics and business fields
+    4.47%    NEW YORK COMMUNITY BANCORP INC. (NYCB) - Operates several banking divisions providing multi-family mortgage loans and other loans in the New York area
+    4.43%    SECURE COMPUTING CORP. (SCUR) - Designs, develops, markets and sells interoperable standards-based products for end-to-end network solutions
+    4.29%    FRIEDMAN BILLINGS RAMSEY GROUP INC. (FBR) - Provides investment banking, institutional brokerage, asset management and private client services and invests in mortgage-backed securities
+    4.28%    COGNIZANT TECHNOLOGY SOLUTIONS CORP. (CTSH) - Delivers full life cycle solutions to complex application development, maintenance and re-engineering problems through its on-site/off-shore model
+    4.24%    GSI COMMERCE INC. (GSIC) - Develops and operates electronic commerce businesses
*    4.19%    ARCH CAPITAL GROUP LTD. (ACGL) - A Bermuda-based insurance and financial services company that provides products worldwide
-    3.91%    WEBSENSE INC. (WBSN) - Provides employee internet management solutions which enable businesses to monitor, report and manage how their employees use the internet
*    3.64%    COST PLUS INC. (CPWM) - Retails casual home living and
              entertainment products in the United States
*    3.52%    ENTEGRIS INC. (ENTG) - Provides materials management products and services to the microelectronics industry on a worldwide basis

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 41.44%
+    denotes increase in holding since last report
-    denotes decrease in holding since last report
*    denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR MAY 31, 2003

Technology - 25.99%
Consumer Cyclical - 24.63%
Healthcare - 16.90%
Credit Sensitive - 14.05%
Services - 5.99%
Energy - 4.51%
Short-Term Investments and Net Other Assets - 3.51%
Consumer Staples - 2.28%
Basic Materials - 2.14%

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  27

                               Manager's Overview

WESTCORE SELECT FUND

FUND OBJECTIVE: LONG-TERM GROWTH OF CAPITAL PRIMARILY THROUGH INVESTMENTS IN COMPANIES OF ANY SIZE SELECTED FOR THEIR GROWTH POTENTIAL.

       [PHOTO]
/s/ Todger Anderson
Todger Anderson, CFA
Co-Portfolio Manager

       [PHOTO]
/s/ William S. Chester
William S. Chester, CFA
 Co-Portfolio Manager

     The fiscal year ended May 31, 2003, was a difficult year for the stock market in general. Uncertainty prevailed for much of the period as war fears, heightened terror alerts, corporate misdeeds, the SARS epidemic, and rising unemployment all weighed heavily on the economy. Against this backdrop, we are disappointed to report that the Westcore Select Fund underperformed on both an absolute and a relative basis. For the year ended May 31, 2003, the Fund declined 17.24% while our benchmark, the S&P 500 Index, lost 8.05% and our peer group, the Lipper Multi-Cap Core Index, fell 8.01%.

     As you are aware, the Select Fund is a non-diversified portfolio that holds, under normal conditions, only 20 to 35 common stocks. Because of the Fund's larger position sizes, successful stock picking may be very rewarding--but poor stock picking may be very painful. Our fiscal year ended May 31, 2003, was such a period. We were hurt by a number of poorly performing investments, especially in the healthcare sector, such as specialty pharmaceutical firm Women First HealthCare, Inc., and hospital operator Tenet Healthcare Corp. These and other disappointments prompted us to conduct a thorough review of both our investment strategy and the overall portfolio in March 2003. We have

--------------------------------------------------------------------------------
28                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

**** Overall Morningstar Rating(TM)
     out of 515 Mid-Cap Growth
     Funds as of 5/31/03(1)
     See complete disclaimers beginning
     on page 12.

"FUNDAMENTAL STRENGTH IN A LACKLUSTER ENVIRONMENT IS PARTICULARLY IMPORTANT..."

concluded that in the current environment, and in order to maximize the efforts of our analytical team, our stock picking should be focused predominantly in the mid-cap sector. This being said, we completed a restructuring of the portfolio in March 2003 and we are hopeful that this new strategy will prove to be more successful in our goal of outperforming the S&P 500.

     Within the mid-cap category and considering the challenges that lie ahead, we are convinced that it is best to own companies our research indicates are well run and offer strong product lines. Fundamental strength in a lackluster environment is particularly important, as we are not counting on a strong economy to create earnings growth. For instance, we believe that Biovail Corp., a pharmaceutical company specializing in controlled release technology, will soon receive regulatory approval for Wellbutrin XL, its new treatment for attention deficit hyperactivity disorder. If approved, we anticipate that this product could allow the company to grow earnings significantly over the next two years. Another example is Electronic Arts, Inc., which is the largest creator of game software for Sony PlayStation and Microsoft X- Box. The company has demonstrated an ability to grow at an impressive rate through the ongoing introduction of new games for these popular consoles.

     We generally look for companies that are profitable on an operating basis, even in the difficult operating environment of the previous year. However, one exception was data networking company Level 3 Communications, Inc. Level 3 is a capital-intensive business, and has deployed significant sums over the past several years in building out its network. Unfortunately, demand for bandwidth has suffered during the current downturn, and profitability is still several years away. Nevertheless, we believe the company is a survivor and that investor sentiment has been unduly harsh regarding its outlook. We are forecasting growth in its business volumes which we believe should produce positive cash flows by the end of next year.

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
                               Manager's Overview

WESTCORE SELECT FUND (CONTINUED)

     We believe the portfolio is well positioned for the next 12 months. We are seeing signs that the economy is beginning to pick up--and the stock market has historically performed well going into a presidential election year. Hopefully, the bear market is finally behind us. [LOGO]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE
SELECT FUND, S&P 500 INDEX AND LIPPER MULTI-CAP CORE INDEX

                          Westcore      S&P 500   Lipper Multi-Cap
                         Select Fund     Index       Core Index
                         -----------     -----       ----------
          10/99             10000        10000         10000
           5/00             23380        11164         11628
           5/01             24846         9986         10872
           5/02             22309         8603          9536
           5/03             18463         7911          8772

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 10/1/99. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Lipper Index data provided by Lipper Inc.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Multi-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds classification. This classification consists of funds that concentrate no more than 25% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core funds will generally have between 25% to 75% of their assets invested in a wide variety of companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
30                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

TOP 10 EQUITY HOLDINGS AS OF MAY 31, 2003

*    5.63%    UTSTARCOM INC. (UTSI) - Provides communications equipment for service providers that operate wireless and wireline networks
*    5.17%    MICROCHIP TECHNOLOGY INC. (MCHP) - Designs, manufactures and markets microcontrollers and application development systems for high-volume control applications
*    5.14%    INTERSIL CORP. (ISIL) - A software supplier to the wireless access and communications analog markets enabling wireless access to broadband media
*    5.06%    ELECTRONIC ARTS INC. (ERTS) - Creates, markets and distributes interactive entertainment software
*    5.03%    LEVEL 3 COMMUNICATIONS INC. (LVLT) - Provides telecommunications and information services
*    4.97%    BIOVAIL CORP. (BVF) - A full-service pharmaceutical company involved in the formulation, clinical testing, manufacturing and marketing of both branded and generic products
*    4.92%    SLM CORP. (SLM) - Provides financing and services to the United
              States higher education credit market through the Student Loan
              Marketing Association or Sallie Mae
*    4.86%    APACHE CORP. (APA) - Explores for and produces natural gas, crude oil and natural gas liquids
*    4.84%    CAREMARK RX INC. (CMX) - Provides prescription benefit management, therapeutic pharmaceutical services and associated disease management programs
*    4.82%    ROYAL CARIBBEAN CRUISES LTD. (RCL) - A global cruise company operating a fleet of vessels under the Royal Caribbean
              International and Celebrity Cruises brand names

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 50.47%
*    denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR MAY 31, 2003

Technology - 30.22%
Healthcare - 28.33%
Consumer Cyclical - 13.22%
Credit Sensitive - 9.51%
Short-Term Investments and Net Other Assets - 4.93%
Energy - 4.86%
Services - 4.65%
Consumer Staples - 4.28%

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  31

                               Manager's Overview

WESTCORE INTERNATIONAL FRONTIER FUND

FUND OBJECTIVE: LONG-TERM GROWTH OF CAPITAL PRIMARILY THROUGH INVESTMENTS IN INTERNATIONAL, SMALL-CAP COMPANIES.

        [PHOTO]
   /s/ Adam D. Schor
  Adam D. Schor, CFA
Lead Portfolio Manager

        [PHOTO]
  /s/ Kevin P. Beck
  Kevin P. Beck, CFA
 Co-Portfolio Manager

     The Fund's fiscal year tested - and rewarded - the patience of investors. Despite turbulent months, we finished the year with a modestly negative total return of -1.47%. Although the Fund was down slightly, we were satisfied with this return as we outperformed both our benchmark and peer group, the MSCI EAFE Small-Cap Index and the Lipper International Small-Cap Index, which returned -7.09% and -4.77%, respectively.

     Investors were understandably nervous in the third year of a bear market - and it showed in high volatility during the period. Early strength last summer gave way to heavy selling in July and a complete free-fall in September, as the talk of an Iraqi war picked up. September 2002 was one of the worst months for European stocks since the markets crashed in 1987. We stayed focused, however, given our conviction that the companies within the portfolio have strong fundamentals and our belief that current valuations were cheap. This focus paid off and we were rewarded with a strong fourth quarter in 2002. A successful quarter is nice but it's only one brick of a large building. More importantly, the strong quarter appeared to be driven by company news. We saw the same dynamic in the last part of this fiscal year, as the Fund rebounded sharply once the war ended and investors appeared to focus again on company fundamentals.

--------------------------------------------------------------------------------
32                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

"A SUCCESSFUL QUARTER IS NICE BUT IT'S ONLY ONE BRICK OF A LARGE BUILDING."

     Two of the largest names that detracted from performance during the period were Elmos Semiconductor AG and GSI Lumonics Inc. Elmos, in our view, was more a victim of indiscriminate selling than anything. However, the company appears to be rebounding with a recent pick-up in its customer orders and revenues. GSI, a Canadian purveyor of laser-based manufacturing systems, faced earnings pressures as the company awaited a recovery in its semiconductor-related business. We remain optimistic about GSI, especially given its high level of cash on hand. We feel its financial condition makes it a candidate to acquire other businesses which may ultimately unlock some value for its shareholders.

     In contrast, strong contributors this year were Zapf Creation AG and Singulus Technologies, two German companies that reported solid financial results. Renishaw plc, a U.K. supplier of measuring equipment to the machine tool industry, advanced as it signaled some signs of recovery in the second half of the year. Also rallying was Eniro AB, the Swedish telephone directory publisher, which announced plans to increase its dividend and to repurchase 5% of its outstanding shares.

     Looking forward, we never expected a robust recovery and still don't. Our research, including interviews with management teams of companies, leads us to anticipate modest growth and a slow return to normalcy for businesses. Europe, excluding Germany, appears poised to benefit from improving consumer and business confidence. Although the stronger Euro may be a drag on some of our companies, we are not overly concerned. Asia, must overcome the spread of SARS. We remain convinced that the portfolio is well positioned and comprised of fundamentally sound companies at attractive valuations. [LOGO]

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  33

                               Manager's Overview

COUNTRY BREAKDOWN AS OF MAY 31, 2003

Country          Market Value    %     Country              Market Value     %
------------------------------------   -----------------------------------------
Australia        $  257,778     2.58   Mexico                $  263,391     2.64
Belgium             323,771     3.24   Netherlands              944,535     9.46
Canada              457,030     4.58   Norway                   322,655     3.23
Finland              79,978     0.80   Sweden                 1,253,172    12.56
France            1,009,996    10.12   Switzerland              239,549     2.40
Germany           1,282,488    12.85   United Kingdom         1,466,717    14.69
Hong Kong           393,483     3.94   Cash Equivalents and
Ireland             268,146     2.69     Net Other Assets       706,347     7.08
Italy               339,275     3.40                         $9,981,821   100.00
Luxembourg          373,510     3.74

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE
INTERNATIONAL FRONTIER FUND, MSCI EAFE SMALL-CAP INDEX, MSCI WORLD EX-US SMALL-CAP INDEX AND LIPPER INTERNATIONAL SMALL-CAP INDEX

            Westcore                           MSCI World           Lipper
          International       MSCI EAFE           Ex-US          International
          Frontier Fund    Small-Cap Index   Small-Cap Index    Small-Cap Index
          -------------    ---------------   ---------------    ---------------
  12/99       10000             10000             10000             10000
   5/00       11592              9873              9783              9389
   5/01        8987              9424              9253              8074
   5/02        7737              9347              9153              7747
   5/03        7623              8684              8342              7377

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 12/15/99. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Westcore International Frontier Fund's benchmark index was changed from the MSCI World Ex-US Small-Cap Index to the MSCI EAFE Small-Cap Index for performance comparison purposes because the Adviser believes that the MSCI EAFE Small-Cap Index more appropriately matches the investment style of the Fund.
Lipper Index data provided by Lipper Inc.

MSCI EAFE Small Cap Index is unmanaged and is an arithmetic, market value-weighted average of the performance of securities of small cap companies listed on the stock exchanges of 21 developed markets outside of North America with a capitalization range of US $200 million - $1.5 billion.

MSCI World Ex-US Small-Cap Index is an unmanaged index that measures the performance of stocks with market capitalizations between US $200-800 million across 23 developed markets, excluding the United States.

Lipper International Small-Cap Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper International Small-Cap Funds classification. This classification consists of funds that invest at least 65% of their assets in equity securities of non-United States companies with market capitalizations less than $1 billion (U.S.) at the time of purchase.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
34                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

TOP 10 EQUITY HOLDINGS AS OF MAY 31, 2003

-    4.00%    ELEKTA AB (Sweden) - Manufacturer of oncology and neurology products
-    3.74%    SBS BROADCASTING SA (Luxembourg) - A commercial television and radio broadcasting company with station ownership in Scandinavia, the Benolux region and eastern Europe
*    3.68%    PFEIFFER VACUUM TECHNOLOGY AG (Germany) - World's largest
              manufacturer of turbomolecular vacuum pumps
*    3.65%    TAYLOR & FRANCIS GROUP PLC (United Kingdom) - Publishes scientific and academic journals and books covering a wide of subjects including bioscience, engineering and the physical sciences
-    3.60%    LECTRA SA (France) - Global leader in CAD and CAM machines for the textile, garment and industrial fabric industry
-    3.56%    ENIRO AB (Sweden) - Publishes printed and online telephone directories and offers mobile phone services
*    3.54%    NEOPOST (France) - Manufactures mailing and shipping equipment
*    3.40%    Interpump Group SpA (Italy) - Largest producer of professional high-pressure piston pumps in the world and one of the leading groups in the professional cleaning equipment market
-    3.35%    ELMOS SEMICONDUCTOR AG (Germany) - Designs and produces
              application specific integrated circuits, primarily for the automobile industry
*    3.30%    MCBRIDE PLC (United Kingdom) - Leading supplier of private label household and personal care products

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 35.82%
+    denotes increase in holding since last report
-    denotes decrease in holding since last report
*    denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR MAY 31, 2003

Electronic Technology - 20.78%
Producer Manufacturing - 15.78%
Consumer Services - 14.39%
Health Technology - 9.65%
Consumer Durables - 7.20%
Short-Term Investments and Net Other Assets - 7.07%
Retail Trade - 6.38%
Process Industries - 5.09%
Industrial Services - 4.83%
Commercial Services - 3.79%
Consumer Non-Durables - 3.30%
Non-Energy Minerals - 1.74%

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  35

                               Manager's Overview

WESTCORE BLUE CHIP FUND

FUND OBJECTIVE: LONG-TERM TOTAL RETURN BY INVESTING IN STOCKS OF LARGE, WELL-ESTABLISHED COMPANIES WHOSE STOCKS APPEAR TO BE UNDERVALUED.

         [PHOTO]
   /s/ Mark M. Adelmann
    Mark M. Adelmann,
         CPA, CFA
Equity Value Research Team

         [PHOTO]
     /s/ Kris Herrick
    Kris Herrick, CFA
Equity Value Research Team

     We are now more than three years into the downturn that emerged from the excess of the late 1990s. Amid the bursting bubble that initially ravaged tech and telecom shares, we were able to find steady, stable businesses which produced overall positive returns in the face of a declining market. Later on, as terrorist attacks, corporate malfeasance and geopolitical tensions dominated the headlines, pessimism took hold, leaving virtually no area of the market unscathed. More recently, our strategy to seek cash-rich, financially sound companies which we believe are undervalued was not rewarded due to apparent investor fears of deteriorating business fundamentals. Finally, in mid-March 2003, the market turned decidedly more upbeat as a degree of clarity emerged in the wake of the Iraqi conflict and some signs of economic stability appeared. However, the recent market rally was not enough to erase earlier losses, and the Westcore Blue Chip Fund returned -12.63% for the fiscal year ended May 31, 2003, trailing both its benchmark, the S&P 500 Index, and its peer group, the Lipper Multi-Cap Value Index, which returned -8.05% and -6.37%, respectively.

     The interest rate sensitive sector proved to be the largest detractor relative to the Fund's benchmark. Despite strong pricing trends and improving profitability, overexposure to insurance stocks such as AON Corp. and Hartford Financial Services Group worked against us. While AON Corp. had exhibited evidence of operational turnaround, we were surprised by a reversal of progress and evidence that the business model was impaired. Elsewhere in the industry companies such as Hartford Financial Services Group, Inc. suffered setbacks ranging from heightened asbestos liability to reductions in

--------------------------------------------------------------------------------
36                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

"WE ARE ALSO BEGINNING TO TAKE INCREASED INTEREST IN THE TECHNOLOGY SECTOR AND WILL CONTINUE TO MONITOR IT CLOSELY."

         [PHOTO]
     /s/ Troy Dayton
     Troy Dayton, CFA
Equity Value Research Team

         [PHOTO]
   /s/ Derek R. Anguilm
     Derek R. Anguilm
Equity Value Research Team

variable annuity profitability. We also misjudged the situation at J.P. Morgan Chase & Co., where ongoing credit concerns and weak capital markets dug a deeper hole than we had anticipated. Elsewhere, General Dynamics Corp., an aerospace and defense stock, came under pressure when the outlook for its business jet unit experienced revenue and profit revisions.

     In contrast, we were aided by outperformance in the energy sector relative to the Fund's benchmark. Exploration and production leader Apache Corp. was a key contributor, with no small assist from higher natural gas prices. The medical/healthcare sector also proved to be a source of strength, including newly acquired Pharmacia Corp. and Wyeth. Both were bought on our assessment that the weakness in the stock price was overdone and later rebounded nicely. Moreover, we continued to capture solid performance from Omnicare Inc., a provider of prescription services to long-term care facilities, as well as managed care company Aetna Inc., which gained on improving cash flow due to better pricing and cost controls.

     Looking ahead, we continue to see select opportunities in the healthcare and energy sectors, yet are less optimistic with respect to interest rate sensitive stocks. We are also beginning to take an increased interest in the technology sector and will continue to monitor it closely. At the same time, we are hopeful that the resolution of geopolitical uncertainty, a stabilizing economic outlook, and the government's ongoing efforts to promote spending will serve to gradually enhance business conditions. [LOGO]

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  37

                               Manager's Overview

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE
BLUE CHIP FUND, S&P 500 INDEX AND LIPPER MULTI-CAP VALUE INDEX

                Westcore Blue       S&P 500         Lipper Multi-Cap
                  Chip Fund          Index             Value Index
                  ---------          -----             -----------
     6/88           10000            10000                10000
     5/89           11223            12463                12283
     5/90           12541            14533                13037
     5/91           14181            16247                14225
     5/92           15602            17848                15795
     5/93           17415            19917                18059
     5/94           17958            20764                19355
     5/95           21376            24950                22330
     5/96           27891            32038                27812
     5/97           34663            41457                34240
     5/98           44899            54172                42855
     5/99           48230            65564                45460
     5/00           48717            72487                44774
     5/01           52556            64840                52014
     5/02           46601            55860                49340
     5/03           40716            51363                46197

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 6/1/88. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Lipper Index data provided by Lipper Inc.

S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. It is an unmanaged index.

Lipper Multi-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi-Cap Value Funds classification. This classification consists of funds that concentrate no more than 25% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Value funds will generally have between 25% to 75% of their assets invested in companies considered to be undervalued relative to a major unmanaged stock index and that have market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
38                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

TOP 10 EQUITY HOLDINGS AS OF MAY 31, 2003

*    3.63%    PFIZER INC. (PFE) - A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals
+    3.16%    STARWOOD HOTELS & RESORTS INC. (HOT) - Owns, manages and
              franchises hotels throughout the world
-    2.99%    MICROSOFT CORP. (MSFT) - Develops, manufactures, licenses, sells and supports software products
+    2.92%    RADIAN GROUP INC. (RDN) - Provides products and services which enable homebuyers to purchase homes with smaller downpayments, protect lenders against loan default and lower costs of mortgage servicing
-    2.86%    PARKER HANNIFIN CORP. (PH) - Manufactures motion control products, including fluid power systems, electromechanical controls and related components
*    2.85%    WYETH (WYE) - A research-driven pharmaceutical and healthcare products company
+    2.78%    CONOCOPHILLIPS (COP) - An international, integrated energy company
-    2.74%    BOWATER INC. (BOW) - Owns and operates pulp and paper mills, a coating operation and sawmills in the United States, Canada and
              South Korea
*    2.66%    CITIGROUP INC. (C) - A diversified financial services holding company that provides a broad range of financial services
*    2.62%    BUNGE LTD. (BG) - An integrated global agribusiness and food company spanning the farm-to-consumer food chain

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 29.21%
+    denotes increase in holding since last report
-    denotes decrease in holding since last report
*    denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR MAY 31, 2003

Financials - 23.19%
Medical/Healthcare - 17.85%
Consumer Cyclical - 12.73%
Technology - 12.12%
Capital Goods - 6.88%
Energy - 6.39%
Consumer Staples - 4.47%
Communications - 4.30%
Short-Term Investments and Net Other Assets - 2.75%
Basic Materials - 2.74%
Commercial Services - 2.44%
Utilities - 2.14%
Transportation - 2.00%

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  39

                               Manager's Overview

WESTCORE MID-CAP OPPORTUNITY FUND

FUND OBJECTIVE: LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN MEDIUM-SIZED COMPANIES WHOSE STOCKS APPEAR TO BE UNDERVALUED.

         [PHOTO]
   /s/ Mark M. Adelmann
    Mark M. Adelmann,
         CPA, CFA
Equity Value Research Team

         [PHOTO]
     /s/ Kris Herrick
    Kris Herrick, CFA
Equity Value Research Team

     Our bullish outlook combined with a cyclical orientation worked against us during the period as the markets appeared to favor investments with more near-term visibility. While underlying data pointed to a stabilization of business conditions, economic uncertainty, corporate malfeasance and military conflict took their toll. In light of these pressures, the Westcore Mid-Cap Opportunity Fund declined -9.85% for the fiscal year ended May 31, 2003, contrasting with losses of -5.20% for its benchmark, the Russell Midcap Index, and -8.11% for its peer group, the Lipper Mid-Cap Value Index.

     Despite the seemingly short-term nature of the current market, we continue to take a long-term view. We remain confident that our emphasis on fundamentals, specifically our assessment of improving returns on invested capital, shareholder-focused managements and solid financial models, should lead us to businesses whose current market value reflects a significant discount to our projections of the company's future "free" cash generation. While some investors consider value to be a static proxy, our disciplined investment process looks at it as a dynamic measure based on a range of underlying assumptions. For that reason, our efforts are ongoing and our commitment is unwavering.

     In light of our efforts, the Fund experienced underperformance relative to its benchmark in the financials, capital goods and healthcare sectors. Within the interest rate sensitive

--------------------------------------------------------------------------------
40                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

"DESPITE THE SEEMINGLY SHORT-TERM NATURE OF THE CURRENT MARKET, WE CONTINUE TO TAKE A LONG-TERM VIEW."

         [PHOTO]
     /s/ Troy Dayton
     Troy Dayton, CFA
Equity Value Research Team

         [PHOTO]
   /s/ Derek R. Anguilm
     Derek R. Anguilm
Equity Value Research Team

sector, insurance broker AON Corp. was the leading detractor, having possibly damaged its core business and severely impacted its free cash generation, in our opinion, due to an unsuccessful restructuring. In capital goods, weak performance was attributed to construction equipment manufacturer JLG Industries Inc., which struggled amid spending delays by its largest customer. Meanwhile, hospital operator Province Healthcare Co. came under pressure when its acute care facilities failed to produce expected operational improvements that would bolster profit margins.

     Among our contributors, consumer cyclicals Harman International Industries Inc. and Reebok International both performed nicely. Harman, a high-end car and home audio system provider, increased penetration in new vehicle platforms, driving higher cash flow returns. Likewise, sport apparel manufacturer Reebok succeeded in gaining additional shelf space with leading shoe retailers, coupled with strong demand for its exclusive NBA and NFL merchandise. Benchmark-beating performance in consumer staples was in large part due to Bunge Ltd. and Delta and Pine Land Co. Soybean processor Bunge continued to profit from global expansion, enabling it to source product from low-cost regions to meet increased demand. Delta and Pine Land Co. saw higher margins as improved economics and increased planting coincided with the introduction of a new, higher-yielding cottonseed. Meanwhile, strong energy sector returns were credited to natural gas

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  41

                               Manager's Overview
producer XTO Energy, Inc., which boosted "free" cash generation on continued solid volume growth.

     As we look forward, we maintain a bullish outlook for the economy. It appears to us that many of the economic levers controlled by the government lie in the "growth" position. Whether you are speaking of monetary or fiscal policy, or even the government's latest stance on the U.S. dollar, we believe the stimuli are in place for a resurgent U.S. economy. With that in mind, we continue to seek attractive opportunities within the technology, healthcare and energy sectors. [LOGO]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
WESTCORE MID-CAP OPPORTUNITY FUND, RUSSELL MIDCAP INDEX
AND LIPPER MID-CAP VALUE INDEX

               Westcore Mid-Cap     Russell     Lipper Mid-Cap
               Opportunity Fund   Midcap Index    Value Index
               ----------------   ------------    -----------
      10/98          10000           10000           10000
       5/99          11050           12623           11914
       5/00          14484           14297           13003
       5/01          17591           15001           14887
       5/02          16550           14460           15541
       5/03          14920           13708           14280

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 10/1/98. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Lipper Index data provided by Lipper Inc.

Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, and represents approximately 35% of the total market capitalization of the Russell 1000 Index.

Lipper Mid-Cap Value Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Mid-Cap Value Funds classification. This classification consists of funds that invest in companies considered to be undervalued relative to a major stock index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
42                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

TOP 10 EQUITY HOLDINGS AS OF MAY 31, 2003

+    2.93%    ALLIED WASTE INDUSTRIES INC. (AW) - A non-hazardous solid waste company providing collection, disposal and recycling services for customers in the United States
*    2.92%    AETNA INC. (AET) - Provides healthcare and related benefits serving group insurance customers
+    2.72%    BUNGE LTD. (BG) - An integrated global agribusiness and food company spanning the farm-to-consumer food chain
+    2.59%    STARWOOD HOTELS & RESORTS INC. (HOT) - Owns, manages and
              franchises hotels throughout the world
-    2.48%    CAREMARK RX INC. (CMX) - Provides prescription benefit management, therapeutic pharmaceutical services and associated disease management programs
-    2.39%    RADIAN GROUP INC. (RDN) - Provides products and services which enable homebuyers to purchase homes with smaller downpayments, protect lenders against loan default and lower costs of mortgage servicing
-    2.34%    CROWN HOLDINGS INC. (CCK) - Manufactures packaging products for household and consumer goods
*    2.34%    USF CORP. (USFC) - Provides a variety of supply chain management services including regional less-than-truckload transportation, logistics and regional and national truckload transportation
-    2.27%    DOW JONES & COMPANY INC. (DJ) - A global provider of business news and information
*    2.27%    TIDEWATER INC. (TDW) - Provides offshore supply vessels and marine support services to the offshore energy exploration industry

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 25.25%
+    denotes increase in holding since last report
-    denotes decrease in holding since last report
*    denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR MAY 31, 2003

Financials - 15.14%
Medical/Healthcare - 14.79%
Consumer Cyclical - 13.19%
Commercial Services - 6.47%
Energy - 5.48%
Capital Goods - 5.86%
Basic Materials - 7.64%
Technology - 11.76%
Consumer Staples - 4.61%
Short-Term Investments and Net Other Assets - 3.93%
Utilities - 3.89%
Transportation - 3.85%
REITs - 2.20%
Communications - 1.19%

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  43

                               Manager's Overview

WESTCORE SMALL-CAP OPPORTUNITY FUND

FUND OBJECTIVE: LONG-TERM CAPITAL APPRECIATION PRIMARILY THROUGH INVESTMENTS IN COMPANIES WITH SMALL CAPITALIZATIONS WHOSE STOCKS APPEAR TO BE UNDERVALUED.

         [PHOTO]
   /s/ Mark M. Adelmann
    Mark M. Adelmann,
         CPA, CFA
Equity Value Research Team

         [PHOTO]
     /s/ Kris Herrick
    Kris Herrick, CFA
Equity Value Research Team

     Enduring one shock after another, the market, despite continuing losses, has proven surprisingly resilient for the Fund's fiscal year ended May 31, 2003. While some of these shocks, such as the Iraqi war and numerous corporate scandals, appear to have subsided, other concerns, namely terrorism, SARS, deflation and rising unemployment, still linger. However, as a degree of clarity emerged in the wake of the Iraqi conflict, the market rallied off its lows and moved into positive territory for the calendar year to date. Unfortunately, these gains have not erased losses sustained during the latter half of 2002. In this market environment, the Westcore Small-Cap Opportunity Fund declined 11.87% for the fiscal year ended May 31, 2003. This compares to a 8.18% decline by its benchmark, the Russell 2000 Index, and a 9.91% loss for its peer group, the Lipper Small-Cap Core Index.

     Our disciplined investment process is driven by a careful examination of company fundamentals, emphasizing businesses we perceive to have improving returns on invested capital, shareholder-focused management teams and solid financial models. All of these factors contribute to an ongoing analysis of valuation, which allows us to estimate the intrinsic value of a business by placing the greatest emphasis on our projection of the businesses' future cash flows. We also look for companies that we believe possess some type of a catalyst that may unlock that intrinsic value which we believe will result in an increase in the current market price.

--------------------------------------------------------------------------------
44                         Annual Report May 31, 2003                     [LOGO]

                      Manager's Overview

           Lipper Leader for Tax             [LIPPER LEADER
    Efficiency out of 323 Small-             TAX EFFICIENCY
           Cap Core Equity Funds                GRAPHIC]
       for the three-year period
               as of 5/31/03.(4)
        See complete disclaimers
            beginning on page 13.

"OUR DISCIPLINED INVESTMENT PROCESS IS DRIVEN BY A CAREFUL EXAMINATION OF COMPANY FUNDAMENTALS..."

         [PHOTO]
     /s/ Troy Dayton
     Troy Dayton, CFA
Equity Value Research Team

         [PHOTO]
   /s/ Derek R. Anguilm
     Derek R. Anguilm
Equity Value Research Team

     The sectors that had the largest negative impact on performance over the last year were technology, capital goods and commercial services. For example, semiconductor equipment maker Asyst Technologies Inc. suffered from erosion in its end markets as customers deferred spending on leading edge technology investments. Meanwhile, JLG Industries Inc. drove weak performance in capital goods as construction equipment spending came in below our expectations, resulting in declining margins and cash flow. Document management service, Sourcecorp Inc. also faced cash flow pressures after experiencing a sharp falloff in demand in one of its higher-margin units.

     On the positive side, the Fund outperformed the benchmark in the consumer staples, energy and consumer cyclicals sectors primarily through strong stock selection. Our top-performing consumer cyclical holding, Harman International Industries Inc., continued to demonstrate strength in high-end audio equipment by expanding into new vehicle platforms. Leading the way in the consumer staples sector was the world's largest soybean processor Bunge Ltd., which benefited from global expansion and increased demand. Natural gas producer XTO Energy was also a standout, having experienced dramatic gains in free cash flow through improved volume growth and rising commodity prices.

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  45

                               Manager's Overview

     Looking ahead, we continue to believe that continued low interest rates and tame inflation paired with fiscal stimulus and the weaker dollar should fuel a long overdue economic expansion. As always, our process directs capital to the small-cap sectors and companies where our research predicts the greatest upside potential. Whether we are finding attractive ideas in the energy, healthcare or technology sectors, as is currently the case, our anticipation of an uptick in business conditions should provide a powerful catalyst, in our opinion, to the realization of our predicted intrinsic value. [LOGO]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
WESTCORE SMALL-CAP OPPORTUNITY FUND, RUSSELL 2000 INDEX
AND LIPPER SMALL-CAP CORE INDEX

                   Westcore Small-Cap    Russell 2000   Lipper Small-Cap
                    Opportunity Fund         Index         Core Index
                    ----------------         -----         ----------
      12/93              10000               10000            10000
       5/94               9998                9682             9854
       5/95              10813               10679            11058
       5/96              14867               14517            15642
       5/97              17287               15531            16267
       5/98              22542               18826            20168
       5/99              18097               18301            18266
       5/00              18133               20115            21949
       5/01              23520               21259            23292
       5/02              24746               21151            24180
       5/03              21808               19421            21784

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 12/28/93. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Lipper Index data provided by Lipper Inc.

Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, and represents approximately 11% of the total market capitalization of the Russell 3000 Index.

Lipper Small-Cap Core Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Small-Cap Core Funds classification. This classification consists of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, when compared to the S&P SmallCap 600 Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
46                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

TOP 10 EQUITY HOLDINGS AS OF MAY 31, 2003

+    3.11%    ALLIED WASTE INDUSTRIES INC. (AW) - A non-hazardous solid waste company providing collection, disposal and recycling services for customers in the United States.
-    2.62%    HARMAN INTERNATIONAL INDUSTRIES INC. (HAR) - Designs, manufactures and markets high-fidelity audio and video products to the consumer and professional markets
+    2.61%    BUNGE LTD. (BG) - An integrated global agribusiness and food company spanning the farm-to-consumer food chain
-    2.53%    CROWN HOLDINGS INC. (CCK) - Manufactures packaging products for household and consumer goods
*    2.39%    KENNAMETAL INC. (KMT) - Manufactures, purchases and distributes tools, tooling systems and solutions to the metalworking, mining, oil and energy industries
*    2.30%    DELTA AND PINE LAND CO. (DLP) - Breeds, produces and markets proprietary cotton varieties in the United States and other cotton producing nations
*    2.18%    SYBRON DENTAL SPECIALTIES INC. (SYD) - Develops, manufactures and markets dental, orthodontic and infection control products
*    2.18%    FAIRCHILD SEMICONDUCTOR INTERNATIONAL INC. (FCS) - Develops and
              markets analog, discrete, logic and non-volatile memory
              semiconductors
+    2.14%    CIBER INC. (CBR) - Delivers business solutions including wireless technology, business-to-business content packages and security and privacy software for both corporations and governments
*    2.07%    OMNICARE INC. (OCR) - Provides professional pharmacy-related consulting and data management services

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 24.13%
+    denotes increase in holding since last report
-    denotes decrease in holding since last report
*    denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR MAY 31, 2003

Consumer Cyclical - 16.35%
Financials - 13.42%
Technology - 9.79%
Medical/Healthcare - 9.47%
Capital Goods - 8.50%
Commercial Services - 8.50%
Consumer Staples - 7.40%
Basic Materials - 7.30%
Transportation - 5.30%
Energy - 5.16%
REITs - 3.12%
Communications - 2.36%
Short-Term Investments and Net Other Assets - 1.80%
Utilities - 1.53%

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  47

                               Manager's Overview

WESTCORE FLEXIBLE INCOME FUND

FUND OBJECTIVE: LONG-TERM TOTAL RATE OF RETURN, PRIMARILY THROUGH INVESTMENTS IN BONDS, AND TO A LESSER EXTENT THROUGH CONVERTIBLE SECURITIES AND HIGH-YIELDING EQUITIES CONSISTENT WITH PRESERVATION OF CAPITAL.

       [PHOTO]
 /s/ Jerome R. Powers
Jerome R. Powers, CFA
 Co-Portfolio Manager

       [PHOTO]
   /s/ Alex W. Lock
     Alex W. Lock
 Co-Portfolio Manager

     Our return for the year ended May 31, 2003, was a disappointing 5.71%. Over that time period we lagged the Lehman Brothers Aggregate Bond Index and the Lipper Corporate Debt BBB Index, which returned 11.57% and 12.78%, respectively.

     The capital markets went through a tremendous amount of upheaval over the year ended May 31, 2003 - corporate mismanagement and fraud, a war, economic uncertainty, continuing fears of terrorism, bankruptcies, the falling value of the dollar, etc. Most negatively impacting our performance, however was the turmoil in the airline sector due to the continued economic deterioration and the industry-wide slowdown resulting from the terrorist attacks of September 11, 2001. Furthermore, the Fund's emphasis on corporate bonds caused it to miss rallies in the Treasury market when business conditions languished. On the other hand, our exposure to the Real Estate Investment Trust (REIT) sector was a positive contributor to performance. This sector has proved to be one of the most stable throughout the current economic crunch.

     Looking forward, the big question on many high-yield investors' minds is "Are we at the end of the rally in high-yield prices?" In the broader bond market the question is "Are we at the end of the rally in Treasuries?" We would answer both with the same resounding "Maybe." Both questions are really asking the same thing "Where is the market going over the near term?" We do not

--------------------------------------------------------------------------------
48                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

        Lipper Leader for     [LIPPER LEADER              Lipper Leader for     [LIPPER LEADER
 Consistent Return out of       CONSISTENT                Expense out of 42         EXPENSE
 13 Flexible Income Funds         RETURN                Multi-Sector Income         GRAPHIC]
       for the three-year        GRAPHIC]          Funds for the three-year
 period as of 5/31/03.(2)                          period as of 5/31/03.(5)
 See complete disclaimers                          See complete disclaimers
     beginning on page 13.                             beginning on page 13.

"WE BELIEVE THE DEMAND TRENDS FOR RECREATIONAL AND BUSINESS TRAVEL WILL CONTINUE TO IMPROVE."

believe in trying to time markets, instead we look for long-term investments that we believe will provide consistent returns over time.

     Through intensive credit analysis we seek to maximize yield while maintaining safety of principal. We believe the best way to achieve this is through a diversified portfolio of corporate bonds, preferred stocks, high-yield debt and income-generating equities. Our goal is a higher long-term risk-adjusted return than either a high quality or a high-yield bond fund. We are constantly searching for companies whose securities offer attractive yields backed by what we believe are solid, or improving, credit fundamentals.

     We continue to like the long-term prospects for the travel industry, including lodging, gaming and the airlines. We believe the demand trends for recreational and business travel will continue to improve. All of these sectors have rebounded from their post-September 11 lows. Our holdings in the travel industry have demonstrated, with a few exceptions, that their balance sheets could withstand an unprecedented and rapid deterioration of operating fundamentals. Our largest holdings in these sectors as of period end are Delta Air Lines Inc., Mohegan Tribal Gaming, Venetian Casino Resort LLC and Hilton Hotels Corp.

     Over the past year we made a strategic allocation into the electric and gas utility industry. We believe the companies in this sector overleveraged and overbuilt during the deregulation frenzy of the late `90's. We have primarily focused on those companies which we feel have stable operating businesses and that appear undervalued due to their association with a more aggressive and leveraged parent company. We also like some of the generating companies as the projected long-term demand curve for electricity in this country (and indeed the world) is very positively sloped. It is our belief that those companies with well-positioned assets are poised to emerge through the current problem markets

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  49

                               Manager's Overview

***** Overall Morningstar Rating(TM)
      out of 313 High Yield Bond Funds
      as of 5/31/03(1)
      See complete disclaimers beginning
      on page 12.

WESTCORE FLEXIBLE INCOME FUND (CONTINUED)

much stronger. Our largest holdings in this sector are El Paso Corp., Northern Border Partners LP and the Williams Companies, Inc. and their affiliates.

     We still have a positive outlook on the Real Estate Investment Trust (REIT) sector, especially the common and preferred stocks of these companies which offer higher yields than their debt securities. We view the equity of REITs as more of a "growth bond" than as a pure equity investment, because we believe that REITs have the potential to pay dividends and grow both earnings and dividends over long periods of time.

     No matter what may happen to our economy over the short term, we will remain ever vigilant of those companies in whom we choose to invest your capital. [LOGO]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN WESTCORE
FLEXIBLE INCOME FUND, LEHMAN BROTHERS AGGREGATE BOND INDEX AND
LIPPER CORPORATE DEBT BBB INDEX

                 Westcore Flexible     Lehman Brothers       Lipper Corporate
                    Income Fund      Aggregate Bond Index     Debt BBB Index
                    -----------      --------------------     --------------
           6/88        10000               10000                   10000
           5/89        11304               11153                   11044
           5/90        12102               12197                   11709
           5/91        13539               13723                   13053
           5/92        15439               15431                   14760
           5/93        18126               17178                   16704
           5/94        18081               17297                   16890
           5/95        20679               19284                   18824
           5/96        21384               20129                   19782
           5/97        23394               21803                   21613
           5/98        27284               24182                   24095
           5/99        27614               25234                   24569
           5/00        27645               25761                   24469
           5/01        31114               29126                   27410
           5/02        33106               31488                   28969
           5/03        34996               35131                   32672

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 6/1/88. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Lipper Index data provided by Lipper Inc.

Lehman Brothers Aggregate Bond Index is an unmanaged index that includes investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Lipper Corporate Debt BBB Index is comprised of the 30 largest mutual funds in the Lipper Corporate Debt BBB Rated (BBB) Funds classification. This classification consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

Note: Lipper categorizes Westcore Flexible Income Fund in the Lipper Flexible Income Category. However, Lipper does not calculate a Lipper Index for this category. Therefore Westcore Funds selected the Lipper Corporate Debt BBB Index as the most comparable index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
50                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

TOP 10 FIXED-INCOME HOLDINGS AS OF MAY 31, 2003

 -   2.82%    VENETIAN CASINO RESORT LLC , 11.00%, 06/15/2010
 *   2.77%    DELTA AIR LINES INC., 7.70%, 12/15/2005
 -   2.76%    HILTON HOTELS CORP., 7.625%, 05/15/2008
 -   2.74%    MOHEGAN TRIBAL GAMING, 8.00%, 04/01/2012
 *   2.64%    CHARTER COMMUNICATIONS HOLDINGS CAPITAL CORP., 8.25%, 04/01/2007
 *   2.64%    TENET HEALTHCARE CORP., 7.375%, 02/01/2013
 -   2.61%    LEUCADIA NATIONAL CORP., 7.75%, 08/15/2013
 -   2.47%    ROYAL CARIBBEAN CRUISES LTD., 6.75%, 03/15/2008
 -   2.36%    SECURITY CAPITAL INDUSTRIAL TRUST, 7.95%, 05/15/2008
 -   2.31%    CIRCUS CIRCUS ENTERPRISES INC., 6.45%, 02/01/2006

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 26.12%
-    denotes decrease in holding since last report
*    denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILES AS A PERCENT OF NET ASSETS FOR MAY 31, 2003

Industrial - 50.18%
Financial - 24.44%
Transportation - 12.56%
Short-Term Investments and Net Other Assets - 6.73%
Collateralized Obligations & Mortgage-Backed Securities - 3.05%
Utilities - 3.04%

Corporate Bonds - 66.99%
Nonconvertible Preferred Stocks - 10.98%
Short-Term Investments and Net Other Assets - 6.73%
Convertible Preferred Stocks - 6.62%
Common Stocks - 5.63%
Collateralized Obligations & Mortgage-Backed Securities - 3.05%

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  51

                               Manager's Overview

WESTCORE PLUS BOND FUND

FUND OBJECTIVE: LONG-TERM TOTAL RATE OF RETURN, CONSISTENT WITH PRESERVATION OF CAPITAL, BY INVESTING PRIMARILY IN INVESTMENT-GRADE BONDS OF VARYING MATURITIES.

       [PHOTO]
 /s/ Jerome R. Powers
Jerome R. Powers, CFA
 Co-Portfolio Manager

       [PHOTO]
  /s/ Glen T. Cahill
 Glen T. Cahill, CFA
 Co-Portfolio Manager

     Fear, uncertainty and pessimism characterized an environment that fueled impressive gains for the fixed-income markets. With interest rates hovering at 45-year lows, and stock market volatility at near-term highs, investors shunned risk for a changing menu of U.S. government securities and investment-grade corporate debt. Whereas war fears and economic disappointments spurred a rush toward the relative safety of Treasuries, the subsequent victory in Iraq and recent positive earnings surprises favored higher- yielding alternatives. While these abrupt rotations were likened to mood swings, by period-end the seemingly overvalued Treasury sector appeared to have run out of steam. Incremental economic improvements and robust equity markets raised expectations that interest rates would ultimately trend higher, therefore setting the stage for additional gains in more attractively valued corporate paper.

     In light of these developments, the Westcore Plus Bond Fund returned 10.52% for the fiscal year ended May 31, 2003, easily outperforming most sectors of the stock market. Compared to its fixed-income benchmark and peer group, the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Index, the Fund modestly

--------------------------------------------------------------------------------
52                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

                             Lipper Leader for Expense      [LIPPER LEADER
                               out of 115 Intermediate          EXPENSE
                         Investment Grade Fixed Income          GRAPHIC]
                              Funds for the three-year
                              period as of 5/31/03.(5)
                              See complete disclaimers
                                 beginning on page 13.

"...WITH THE ECONOMY STILL ON THE MEND, CREDIT RISK IS CLEARLY A PRIORITY."

trailed returns of 11.57% and 10.71%, respectively. Our holdings in airline and below investment grade corporate bonds contributed to this underperformance.

     As always, we rely on a carefully chosen portfolio focused on intermediate-term investment-grade securities. By doing so, we look to the yield advantage of corporate bonds and strong credit analysis to pursue long-term returns that outpace both cash equivalents and other relatively safe, yield-oriented portfolios. Because higher income is a critical component of our strategy, it is incumbent upon us to conduct thorough research on an issuer's credit characteristics.

     In general, our exposure to investment-grade corporate debt was a positive contributor to our absolute performance. This was especially true of the Real Estate Investment Trust (REIT) sector, which has proven to be one of the most stable throughout the current economic crunch. However, our holdings in asset-backed airline paper suffered as US Airways and UAL Corp., beset by a devastating slowdown in all forms of air travel, both filed for bankruptcy. Meanwhile, our low weighting in mortgage-backed securities benefited performance as record-high refinancing activity boosted prepayment rates, significantly reducing their income potential.

     We continue to emphasize corporate bonds, given the yield advantage that they typically generate. Bottom-up fundamental credit analysis seeking stable, yet dominant companies in our opinion provides the best long-term opportunity to outperform government bond alternatives. However, with the economy still on the mend, credit risk is clearly a priority. As such, we will continue to pursue a high level of income, while taking measures to shield the portfolio from the potential effects of credit deterioration. [LOGO]

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  53

                               Manager's Overview

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
WESTCORE PLUS BOND FUND, LEHMAN BROTHERS AGGREGATE BOND INDEX
AND LIPPER INTERMEDIATE INVESTMENT GRADE DEBT INDEX

                                                         Lipper Intermediate
                 Westcore Plus      Lehman Brothers       Investment Grade
                   Bond Fund      Aggregate Bond Index       Debt Index
                   ---------      --------------------       ----------
         6/88        10000               10000                 10000
         5/89        10853               11153                 11044
         5/90        11702               12197                 11802
         5/91        12673               13723                 12987
         5/92        14247               15431                 14583
         5/93        15979               17178                 16249
         5/94        15995               17297                 16355
         5/95        17424               19284                 18026
         5/96        18166               20129                 18780
         5/97        19516               21803                 20265
         5/98        21249               24182                 22308
         5/99        22001               25234                 23122
         5/00        22368               25761                 23414
         5/01        25231               29126                 26418
         5/02        26806               31488                 28410
         5/03        29626               35131                 31452

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 6/1/88. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Lipper Index data provided by Lipper Inc.

Lehman Brothers Aggregate Bond Index is an unmanaged index that includes investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Lipper Intermediate Investment Grade Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Investment Grade Debt Funds classification. This classification consists of funds that invest at least 65% of their assets in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of five to ten years.

Note: For the time period 6/1/88 - 11/30/89, the Lipper Intermediate Investment Grade Debt Index was not in existence. Westcore Funds selected the Lipper Corporate Debt BBB Index as the most comparable Lipper Index for this time period.

Lipper Corporate Debt BBB Index is comprised of the 30 largest mutual funds in the Lipper Corporate Debt BBB Rated (BBB) Funds classification. This classification consists of funds that invest at least 65% of their assets in corporate and government debt issues rated in the top four grades.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
54                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

TOP 10 FIXED-INCOME HOLDINGS AS OF MAY 31, 2003

*    6.86%    U.S. TREASURY NOTE, 5.875%, 02/15/2004
-    4.40%    FNMA POOL #254194, 5.00%, 02/01/2017
*    3.39%    FNMA POOL #TBA703, 5.00%, 06/01/2033
-    2.34%    FNMA POOL #625994, 5.00%, 01/01/2017
-    2.31%    LEUCADIA NATIONAL CORP., 7.75%, 08/15/2013
-    1.92%    FHLMC GOLD POOL #E87866, 5.00%, 02/01/2017
-    1.73%    FHLMC GOLD POOL #G00336, 6.00%, 10/01/2024
-    1.53%    UNITED AIRLINES INC., PASS-THROUGH CERTIFICATES, SERIES 95-A1,
              9.02%, 04/19/2012
*    1.44%    PARK PLACE ENTERTAINMENT CORP., 8.875%, 09/15/2008
*    1.44%    TRANSCONTINENTAL GAS PIPELINE - SERIES B, 7.00%, 08/15/2011

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 27.36%
+    denotes increase in holding since last report
-    denotes decrease in holding since last report
*    denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILES AS A PERCENT OF NET ASSETS FOR MAY 31, 2003

Financial - 33.06%
Industrial - 26.37%
Asset-Backed Securities, Collateralized Obligations
  & Mortgage-Backed Securities - 22.56%
U.S. Government Treasuries - 6.86%
Short-Term Investments and Net Other Assets - 5.08%
Transportation - 3.63%
Utilities - 2.44%

Corporate Bonds - 60.92%
Asset-Backed Securities, Collateralized Obligations
  & Mortgage Backed Securities - 22.56%
U.S. Government Treasuries - 6.86%
Short-Term Investments and Net Other Assets - 5.08%
Nonconvertible Preferred Stocks - 3.38%
Convertible Preferred Stocks - 0.71%
Convertible Bonds - 0.49%

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) 3 www.westcore.com                  55

                               Manager's Overview

WESTCORE COLORADO TAX-EXEMPT FUND

FUND OBJECTIVE: INCOME EXEMPT FROM BOTH FEDERAL AND COLORADO STATE PERSONAL INCOME TAXES BY EMPHASIZING INSURED COLORADO MUNICIPAL BONDS WITH INTERMEDIATE MATURITIES.

       [PHOTO]
/s/ Thomas B. Stevens
Thomas B. Stevens, CFA
Lead Portfolio Manager

       [PHOTO]
  /s/ Glen T. Cahill
 Glen T. Cahill, CFA
 Co-Portfolio Manager


     A favorable interest rate environment continued to bolster the municipal bond market and the Westcore Colorado Tax-Exempt Fund was no exception. Despite challenging economic conditions within the state, as evidenced by declining sales and use tax revenues, the Fund returned 8.77% for the fiscal year ended May 31, 2003. In comparison, our primary benchmark, the Lehman Brothers 10-Year Municipal Bond Index, returned 11.08%, while our peer group, the Lipper Intermediate Municipal Debt Index, returned 8.83% over the same period. We believe our underperformance was primarily due to our high credit quality focus and our single-state focus relative to these indices.

     With respect to overall credit quality, the Westcore Colorado Tax-Exempt Fund's strategy has been to consistently maintain a portfolio weighted average of "AAA", the highest possible quality rating for individual municipal issues. Moreover, we seek insured credits, which provide an additional level of protection for payment of principal and interest in the event of default. Even here, the Fund emphasizes credits that carry underlying or "stand-alone" ratings of "A" or better, representing a municipality's implicit or uninsured creditworthiness. Anything less is not in keeping with the Fund's longer-term characteristics.

--------------------------------------------------------------------------------
56                         Annual Report May 31, 2003                     [LOGO]

                              Manager's Overview

          Lipper Leader for Tax      [LIPPER LEADER          Lipper Leader for Expense      [LIPPER LEADER
     Efficiency out of 88 Other      TAX EFFICIENCY            out of 374 Single State          EXPENSE
  States Intermediate Municipal         GRAPHIC]                   Municipal Funds for          GRAPHIC]
Funds for the three-year period                                  the three-year period
              as of 5/31/03.(4)                                      as of 5/31/03.(5)
       See complete disclaimers                               See complete disclaimers
           beginning on page 13.                                 beginning on page 13.

"...FUND TURNOVER WAS KEPT TO A MINIMUM SO AS NOT TO TRIGGER POTENTIAL CAPITAL GAINS LIABILITIES."

     From a historical perspective, these characteristics remained virtually unchanged over the past 12 months. At period-end, the unweighted average coupon within the portfolio was approximately 5.25%, thereby providing a relatively attractive coupon payment in a low-interest rate environment. Approximately 70% of the Fund's holdings fell within a maturity range of 5 to 15 years with a weighted average maturity of approximately 9 years. Many of the holdings include a call feature, which, if exercised by the issuing municipality, typically limits their final maturity to between five and ten years. This is in keeping with our policy of emphasizing intermediate maturities.

     Perhaps the best testament to our overall management philosophy was none other than the Fund's top ten holdings. All carried a coupon of 5.00% or higher; eight of ten were "AAA"-rated; and nine of ten represented general or direct obligations of diverse school districts located exclusively within the state, which tend to be less sensitive to the onerous effects of fluctuating sales and use tax revenues.

     Another important management consideration is the Fund's focus on total after-tax return. To that end, the Fund refrains from purchasing individual securities subject to the alternative minimum tax (AMT), which otherwise may lessen the full benefit of double-tax exemption to our shareholders. Over the past twelve months, none of the Fund's holdings were subject to AMT taxation. In addition, Fund turnover was kept to a minimum so as not to trigger potential capital gains liabilities.

     One frustrating development, in light of limited opportunities for new investment, has been our higher-than-usual cash position. Although issuance of municipal debt has actually increased during the period, much of it is tied to the refunding and replacement of existing higher coupon credits.

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  57

                               Manager's Overview

     In conclusion, although we see faint signs of economic strength on the national level, the Colorado outlook appears muted. Unemployment hovers near 6%, and the state is combating a significant budget deficit. Tourism revenues are lower than average, and certain school districts are experiencing budgetary and enrollment shortfalls. Meanwhile, on the positive side, inflation remains low and housing has held up in a low interest rate environment. Construction spending on highways, public office buildings and university housing appears to be increasing. In this environment, it is our intent to continue a policy of pursuing high-coupon premium bonds -- that also meet our quality and maturity objectives. [LOGO]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
WESTCORE COLORADO TAX-EXEMPT FUND, LEHMAN BROTHERS 10-YEAR
MUNICIPAL BOND INDEX AND LIPPER INTERMEDIATE MUNICIPAL DEBT INDEX

        Westcore Colorado     Lehman Brothers 10-Year     Lipper Intermediate
         Tax-Exempt Fund        Municipal Bond Index      Municipal Debt Index
         ---------------        --------------------      --------------------
6/91          10000                    10000                     10000
5/92          10836                    10930                     10868
5/93          11949                    12277                     11948
5/94          12334                    12698                     12266
5/95          13217                    13839                     13098
5/96          13741                    14494                     13630
5/97          14629                    15678                     14514
5/98          15700                    16401                     15613
5/99          16297                    17157                     16231
5/00          16075                    17126                     16116
5/01          17777                    19147                     17768
5/02          18743                    20403                     18777
5/03          20386                    22663                     20435

Please Note: Performance calculations are as of the end of May each year. Past performance is not indicative of future results. Fund inception date is 6/1/91. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Lipper Index data provided by Lipper Inc.

Lehman Brothers 10-Year Municipal Bond Index is an unmanaged index that includes investment grade (Moody's Investor Services Aaa to Baa, Standard & Poor's Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years.

Lipper Intermediate Municipal Debt Index is comprised of the 30 largest mutual funds in the Lipper Intermediate Municipal Debt Funds classification. This classification consists of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

Note: Lipper categorizes Westcore Colorado Tax-Exempt Fund in the Lipper Other States Intermediate Municipal Debt category. However, Lipper does not calculate a Lipper Index for this category. Therefore, Westcore Funds selected the Lipper Intermediate Municipal Debt Index as the most comparable Lipper Index.

An investment cannot be made directly in an index.

Please see Average Annual Total Return information presented on pages 6 and 7.

--------------------------------------------------------------------------------
58                         Annual Report May 31, 2003                     [LOGO]

                               Manager's Overview

TOP 10 MUNICIPAL BOND HOLDINGS AS OF MAY 31, 2003

-    2.20%    EL PASO COUNTY SCHOOL DISTRICT 49, 6.00%, 12/01/2009, Sinking Fund
              12/01/2007 @ 100.00, FSA
-    2.16%    LARIMER COUNTY POUDRE SCHOOL DISTRICT R-1, 6.00%, 12/15/2017,
              Optional 12/15/2010 @ 100.00, FGIC
-    2.08%    MESA COUNTY VALLEY SCHOOL DISTRICT 51, 6.00%, 12/01/2006, MBIA
-    2.05%    EL PASO COUNTY SCHOOL DISTRICT 12, 5.00%, 09/15/2013
-    2.04%    DOUGLAS & ELBERT COUNTIES SCHOOL DISTRICT RE-1, 5.25%, 12/15/2017,
              Optional 12/15/2011 @ 100.00, MBIA
-    2.03%    EAGLE GARFIELD & ROUTT COUNTIES SCHOOL DISTRICT RE-50J, 5.25%,
              12/01/2015, Optional 12/01/2009 @ 101.00, FGIC
-    2.00%    BOULDER & GILPIN COUNTIES, BOULDER VALLEY SCHOOL DISTRICT RE-2,
              5.00%, 12/01/2011, Optional 12/01/2007 @ 100.00, FGIC
-    1.95%    SUMMIT COUNTY SCHOOL DISTRICT RE-1, 6.55%, 12/01/2009, Prerefunded
              12/01/2004 @ 100.00, FGIC
*    1.94%    ROUTT COUNTY SCHOOL DISTRICT RE-2, 5.00%, 12/01/2017, Optional
              12/01/2007 @ 100.00, MBIA
-    1.83%    POUDRE VALLEY HOSPITAL DISTRICT, LARIMER COUNTY, 5.375%,
              11/15/2007, Optional 11/15/2003 @ 100.00

PERCENT OF NET ASSETS IN TOP TEN HOLDINGS: 20.28%
-    denotes decrease in holding since last report
*    denotes new top ten holding since last report

Top ten holdings are subject to change, and there are no guarantees that the Fund will continue to remain invested in any particular holding.

SECTOR PROFILE AS A PERCENT OF NET ASSETS FOR MAY 31, 2003

General Obligations Bonds - 61.32%
Revenue Bonds - 25.78%
Short-Term Investments and Net Other Assets - 9.42%
Certificates of Participation - 3.48%

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  59

                              Trustees and Officers

     The business and affairs of the Funds are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Agreement and Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), are referred to as "Independent Trustees." Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as "Interested Trustees." The Trust's Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll free 1-800-392-CORE (2673).

                                                                                          NUMBER OF
                                            TERM OF                                     PORTFOLIOS IN          OTHER
                           POSITION(S)    OFFICE AND                                    FUND COMPLEX       DIRECTORSHIPS
                            HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)        OVERSEEN BY          HELD BY
NAME, ADDRESS AND AGE(1)    THE TRUST    TIME SERVED(2)   DURING PAST 5 YEARS             TRUSTEE(3)         TRUSTEE(4)
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
MCNEIL S. FISKE              Trustee        Since         Chairman of the Board,             11                None
Age 69                                      Dec. 12,      MacCourt Products
                                            1985          (plastics manufacturer).

JAMES B. O'BOYLE             Trustee        Since         Business Consultant, 1986          11                None
Age 75                                      Dec. 12,      to present.
                                            1985

ROBERT L. STAMP              Trustee        Since         Retired                            11                None
Age 70                                      Dec. 12,
                                            1985

LYMAN E. SEELY               Trustee        Since         Director of McCall Oil and         11                None
Age 85                                      April 29,     Chemical Co., 1983 to
                                            1987          present; Director of Great
                                                          Western Chemical Co., 1983
                                                          through May 2001; Director
                                                          of OECO, May 1983 through
                                                          2000.

--------------------------------------------------------------------------------
60                         Annual Report May 31, 2003                     [LOGO]

                             Trustees and Officers

                                                                                          NUMBER OF
                                            TERM OF                                     PORTFOLIOS IN          OTHER
                           POSITION(S)    OFFICE AND                                    FUND COMPLEX       DIRECTORSHIPS
                            HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)        OVERSEEN BY          HELD BY
NAME, ADDRESS AND AGE(1)    THE TRUST    TIME SERVED(2)   DURING PAST 5 YEARS             TRUSTEE(3)         TRUSTEE(4)
-----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
JACK D. HENDERSON(5)         Chairman,      Since         Attorney, Jack D. Henderson,       11                None
Age 76                       Vice           Dec. 12,      Self-Employed Attorney-
                             President      1985          at-Law, 1952 to present.
                             and Trustee

KENNETH V. PENLAND(5)        Trustee        Since         Retired; Chairman and              12                Blue Chip
Age 61                                      Nov. 8,       Executive Manager, Denver                            Value
                                            2000          Investment Advisors LLC                              Fund
                                                          (and its predecessor),
                                                          March 1983 through
                                                          December 2001; Chairman
                                                          and Director, Blue Chip Value
                                                          Fund, Inc., February 1987
                                                          to present.

OFFICERS
JEFFREY D. ADAMS, CFA        President      Since         Member and Executive               N/A               N/A
Age 43                                      Nov. 13,      Manager, Denver
Denver Investment                           2002          Investment Advisors LLC,
  Advisors LLC                                            August 1999 to present;
1225 17th Street-26th Fl.                                 Vice-President, Research
Denver, Colorado 80202                                    Analyst Denver Investment
                                                          Advisors LLC, July 1990 to
                                                          July 1999; Vice President
                                                          Westcore Funds, February
                                                          2002 through November 2002.

JASPER R. FRONTZ, CPA        Treasurer      Since         Treasurer, Blue Chip Value         N/A               N/A
Age 34                                      Feb. 12,      Fund, Inc., November 1997
Denver Investment                           1997          to present; Vice President,
  Advisors LLC                                            May 2000 to present and
1225 17th Street-26th Fl.                                 Director of Mutual Fund
Denver, Colorado 80202                                    Administration, June 1997 to
                                                          present, Denver Investment
                                                          Advisors LLC; Registered
                                                          Representative, ALPS Distributors,
                                                          Inc., 1995 to present.

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) 3 www.westcore.com                  61

                             Trustees and Officers

                                                                                          NUMBER OF
                                            TERM OF                                     PORTFOLIOS IN          OTHER
                           POSITION(S)    OFFICE AND                                    FUND COMPLEX       DIRECTORSHIPS
                            HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)        OVERSEEN BY          HELD BY
NAME, ADDRESS AND AGE(1)    THE TRUST    TIME SERVED(2)   DURING PAST 5 YEARS             TRUSTEE(3)         TRUSTEE(4)
-----------------------------------------------------------------------------------------------------------------------
DEREK J. MULLINS             Assistant      Since         Fund Controller, ALPS              N/A               N/A
Age 29                       Treasurer      Aug. 14,      Mutual Funds Services, Inc.,
ALPS Mutual Funds                           2002          May 1999 to present;
  Services, Inc.                                          Assistant Treasurer,
1625 Broadway                                             Stonebridge Funds Trust,
Suite 2200                                                December 1999 to present;
Denver, Colorado 80202                                    Assistant Secretary, Ameristock
                                                          Mutual Fund, Inc., March
                                                          2003 to present; Assistant
                                                          Secretary, Davis Park
                                                          Series Trust, March 2003
                                                          to present.

W. BRUCE MCCONNEL            Secretary      Since         Partner of the law firm of         N/A               N/A
Age 60                                      Dec. 12,      Drinker Biddle & Reath LLP,
Drinker Biddle & Reath LLP                  1985          Philadelphia, Pennsylvania.
One Logan Square
18th & Cherry Streets
Philadelphia, Pennsylvania
19103-6996

1. EACH TRUSTEE MAY BE CONTACTED BY WRITING TO THE TRUSTEE, C/O WESTCORE TRUST, 1625 BROADWAY, SUITE 2200, DENVER, COLORADO 80202.
2.   EACH TRUSTEE HOLDS OFFICES FOR AN INDEFINITE TERM UNTIL THE EARLIEST OF:
     (a) THE ELECTION OF HIS SUCCESSOR; (b) THE DATE A TRUSTEE DIES, RESIGNS, OR IS REMOVED, ADJUDGED INCOMPETENT, OR, HAVING BECOME INCAPACITATED BY ILLNESS OR INJURY, IS RETIRED BY THE BOARD OF TRUSTEES IN ACCORDANCE WITH THE TRUST'S AMENDED AND RESTATED DECLARATION OF TRUST; OR (c) THE TRUST TERMINATES. EACH OFFICER IS TYPICALLY ELECTED FOR A TERM OF ONE YEAR, SERVING UNTIL THE EARLIEST OF: (a) THE ELECTION OF HIS SUCCESSOR; (b) THE DATE THE OFFICER DIES, RESIGNS OR IS REMOVED BY THE BOARD OF TRUSTEES IN ACCORDANCE WITH THE TRUST'S CODE OF REGULATIONS; OR (c) THE TRUST TERMINATES.
3. THE FUND COMPLEX INCLUDES FUNDS WITH A COMMON INVESTMENT ADVISER OR AN ADVISER WHICH IS AN AFFILIATED PERSON. THERE ARE CURRENTLY TWELVE FUNDS IN THE FUND COMPLEX, INCLUDING ELEVEN WESTCORE FUNDS AND BLUE CHIP VALUE FUND, INC., WHICH IS ALSO ADVISED BY DENVER INVESTMENT ADVISORS LLC (THE "ADVISER" OR "DIA").
4. DIRECTORSHIPS OF COMPANIES REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES REGISTERED UNDER THE 1940 ACT.
5. MR. HENDERSON IS CONSIDERED TO BE AN INTERESTED TRUSTEE BECAUSE HE SERVES AS LEGAL COUNSEL FOR THE DISTRIBUTOR AND AS AN OFFICER OF THE TRUST. MR. PENLAND IS CONSIDERED TO BE AN INTERESTED TRUSTEE BECAUSE HE SERVES AS AN OFFICER OF THE TRUST. IN ADDITION, MR. PENLAND SERVED AS AN OFFICER OF THE ADVISER UNTIL DECEMBER 31, 2001.

--------------------------------------------------------------------------------
62                         Annual Report May 31, 2003                     [LOGO]

                          Financial Table of Contents

STATEMENT OF INVESTMENTS ...................................................  64
     Westcore MIDCO Growth Fund ............................................  64
     Westcore Growth Fund ..................................................  67
     Westcore Small-Cap Growth Fund ........................................  70
     Westcore Select Fund ..................................................  72
     Westcore International Frontier Fund ..................................  74
     Westcore Blue Chip Fund ...............................................  77
     Westcore Mid-Cap Opportunity Fund .....................................  80
     Westcore Small-Cap Opportunity Fund ...................................  83
     Westcore Flexible Income Fund .........................................  86
     Westcore Plus Bond Fund ...............................................  94
     Westcore Colorado Tax-Exempt Fund ..................................... 101

STATEMENTS OF ASSETS AND LIABILITIES ....................................... 109

STATEMENTS OF OPERATIONS ................................................... 113

STATEMENTS OF CHANGES IN NET ASSETS ........................................ 117

FINANCIAL HIGHLIGHTS ....................................................... 128

NOTES TO FINANCIAL STATEMENTS .............................................. 150

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  63

                            Statements of Investments

WESTCORE MIDCO GROWTH FUND
                                                   SHARES          MARKET VALUE
                                                   ------          ------------
COMMON STOCKS 92.54%
BASIC MATERIALS 2.04%
CHEMICALS 1.23%
Georgia Gulf Corp.                                  36,400        $     769,132
RPM International Inc.                              61,100              759,473
                                                                  -------------
                                                                      1,528,605
MULTI-INDUSTRY 0.81%
ITT Industries Inc.                                 16,000            1,002,560
TOTAL BASIC MATERIALS
(Cost $2,491,563)                                                     2,531,165
-------------------------------------------------------------------------------

CAPITAL GOODS 0.87%
ENGINEERING & CONSTRUCTION 0.87%
Jacobs Engineering Group Inc.**                     27,800            1,085,312
TOTAL CAPITAL GOODS
(Cost $940,941)                                                       1,085,312
-------------------------------------------------------------------------------

CONSUMER CYCLICAL 18.29%
CONSUMER PRODUCTS 2.66%
Mattel Inc.                                         97,500            2,097,225
Mohawk Industries Inc.**                            21,000            1,211,910
                                                                  -------------
                                                                      3,309,135

HOTEL - RESTAURANT - LEISURE 6.06%
Royal Caribbean Cruises Ltd.                       138,900            2,883,564
Starbucks Corp.**                                   80,200            1,976,208
Starwood Hotels & Resorts Inc.                      53,800            1,559,124
Wendy's International Inc.                          37,200            1,120,092
                                                                  -------------
                                                                      7,538,988
MEDIA - PUBLISHING - CABLE 4.22%
EchoStar Communications Corp. - Class A**           37,800            1,269,324
Pixar Inc.**                                        19,100            1,078,195
RealNetworks Inc.**                                151,800            1,206,810
XM Satellite Radio Holdings Inc.**                 149,200            1,691,928
                                                                  -------------
                                                                      5,246,257
RETAIL 5.35%
Bed Bath & Beyond Inc.**                            29,000            1,213,360
Best Buy Inc.**                                     25,500              986,850
Family Dollar Stores Inc.                           36,500            1,330,425
Ross Stores Inc.                                    43,300            1,827,693
Tiffany & Co.                                       39,300            1,287,468
                                                                  -------------
                                                                      6,645,796
TOTAL CONSUMER CYCLICAL
(Cost $18,281,685)                                                   22,740,176
-------------------------------------------------------------------------------

CONSUMER STAPLES 3.83%
FOOD, BEVERAGES & TOBACCO 2.26%
McCormick & Co. Inc.                                43,600            1,172,840
Wm Wrigley Jr. Co.                                  29,000            1,638,500
                                                                  -------------
                                                                      2,811,340
HOUSEHOLD PRODUCTS 1.57%
Estee Lauder Companies Inc.                         58,400            1,945,888
TOTAL CONSUMER STAPLES
(Cost $4,080,710)                                                     4,757,228
-------------------------------------------------------------------------------

CREDIT SENSITIVE 7.29%
BANKS 1.42%
SouthTrust Corp.                                    61,300            1,761,149

FINANCIAL SERVICES 2.78%
Eaton Vance Corp.                                   43,900            1,321,390
SLM Corp.                                           17,800            2,136,000
                                                                  -------------
                                                                      3,457,390

--------------------------------------------------------------------------------
64                       Annual Report May 31, 2003                       [LOGO]

                           Statements of Investments

                                                   SHARES          MARKET VALUE
                                                   ------          ------------
INSURANCE 3.09%
Ambac Financial Group Inc.                          32,250        $   2,151,397
HCC Insurance Holdings Inc.                         59,200            1,696,080
                                                                  -------------
                                                                      3,847,477
TOTAL CREDIT SENSITIVE
(Cost $7,240,624)                                                     9,066,016
-------------------------------------------------------------------------------

ENERGY 4.80%
ENERGY EQUIPMENT & SERVICES 2.90%
Nabors Industries Inc.**                            37,500            1,690,500
Noble Corp.**                                       53,600            1,911,376
                                                                  -------------
                                                                      3,601,876
ENERGY PRODUCERS 1.90%
Apache Corp.                                        35,797            2,359,738
TOTAL ENERGY
(Cost $3,180,169)                                                     5,961,614
-------------------------------------------------------------------------------

HEALTHCARE 22.45%
BIOTECHNOLOGY 2.87%
Biogen Inc.**                                       44,600            1,892,824
Millennium Pharmaceutical**                        107,600            1,673,180
                                                                  -------------
                                                                      3,566,004
DRUGS & HEALTHCARE PRODUCTS 5.41%
Becton Dickinson & Co.                              50,900            2,036,000
Biovail Corp.**                                     56,600            2,639,824
St. Jude Medical Inc.**                             36,500            2,047,650
                                                                  -------------
                                                                      6,723,474
HEALTHCARE SERVICES 14.17%
Aetna Inc.                                          34,900            2,003,958
Caremark Rx Inc.**                                  87,200            1,968,976
Community Health Systems Inc.**                    115,000            2,395,450
DaVita Inc. **                                      69,900            1,695,075
Laboratory Corp. of America Holdings**              64,260            2,065,959
McKesson Corp.                                      84,300            2,555,976
Omnicare Inc.                                      111,700            3,032,655
Triad Hospitals Inc.**                              73,400            1,898,858
                                                                  -------------
                                                                     17,616,907
TOTAL HEALTHCARE
(Cost $21,726,935)                                                   27,906,385
-------------------------------------------------------------------------------

SERVICES 7.19%
BUSINESS SERVICES 7.19%
Certegy Inc.**                                      67,700            1,875,967
Cintas Corp.                                        62,850            2,326,707
DST Systems Inc.**                                  39,100            1,381,012
Fiserv Inc.**                                       49,650            1,642,918
Interpublic Group of Companies                     124,100            1,706,375
                                                                  -------------
                                                                      8,932,979
TOTAL SERVICES
(Cost $8,118,089)                                                     8,932,979
-------------------------------------------------------------------------------

TECHNOLOGY 25.78%
COMPUTER HARDWARE 2.29%
Lexmark International Inc. **                       26,100            1,941,840
Tech Data Corp.**                                   36,500              908,120
                                                                  -------------
                                                                      2,849,960
COMPUTER SERVICES & SOFTWARE 11.63%
Adobe Systems Inc.                                  34,200            1,206,918
American Management Systems Inc.**                  79,000            1,079,930
AutoDesk Inc.                                       84,800            1,264,368
BEA Systems Inc.**                                 152,400            1,652,016
Electronic Arts Inc.**                              30,000            2,056,800
Intuit Inc.**                                       50,000            2,304,500
Netscreen Technologies Inc.**                       43,700              978,443
Symantec Corp.**                                    54,200            2,450,924
Veritas Software Co.**                              52,800            1,465,200
                                                                  -------------
                                                                     14,459,099

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  65

                           Statements of Investments

                                                   SHARES          MARKET VALUE
                                                   ------          ------------
ELECTRONICS 5.12%
Integrated Circuit Systems Inc.**                   68,700        $   1,792,383
Intersil Corp.**                                   104,700            2,558,868
Microchip Technology Inc.                           59,750            1,422,648
Photronics Inc.**                                   35,400              596,136
                                                                  -------------
                                                                      6,370,035
NETWORKING 0.80%
McData Corp. - Class B**                            74,000              996,040

TELECOMMUNICATIONS 5.94%
Advanced Fibre
Communications**                                    63,300            1,193,838
Harris Corp.                                        29,400              890,526
Level 3 Communications Inc.**                      278,200            1,978,002
UTStarcom Inc.**                                   112,200            3,326,730
                                                                  -------------
                                                                      7,389,096
TOTAL TECHNOLOGY
(Cost $25,922,780)                                                   32,064,230
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $91,983,497)                                                  115,045,105
-------------------------------------------------------------------------------

MUTUAL FUNDS 6.89%
Fidelity Institutional
  US Treasury, Class III                         2,918,573            2,918,573
Goldman Sachs Financial Square
  Prime Obligations Fund - FST Shares            5,640,599            5,640,599
                                                                  -------------
TOTAL MUTUAL FUNDS
(Cost $8,559,172)                                                     8,559,172
-------------------------------------------------------------------------------

Total Investments
(Cost $100,542,668)                                 99.43%        $ 123,604,277
Other Assets in Excess of Liabilities                0.57%              705,178
                                               --------------------------------
NET ASSETS                                         100.00%        $ 124,309,455
-------------------------------------------------------------------------------

See Notes to Statements of Investments

--------------------------------------------------------------------------------
66                       Annual Report May 31, 2003                       [LOGO]

                           Statements of Investments

WESTCORE GROWTH FUND
                                                   SHARES          MARKET VALUE
                                                   ------          ------------
COMMON STOCKS 94.91%
BASIC MATERIALS 5.88%
CHEMICALS 2.76%
Georgia Gulf Corp.                                  17,900        $     378,227
Millipore Corp.**                                   13,000              529,100
                                                                  -------------
                                                                        907,327
DISTRIBUTION 1.68%
W.W. Grainger Inc.                                  11,800              551,060

MULTI-INDUSTRY 1.44%
SPX Corp.**                                         12,300              473,919
TOTAL BASIC MATERIALS
(Cost $2,050,047)                                                     1,932,306
-------------------------------------------------------------------------------

CAPITAL GOODS 7.38%
AEROSPACE & DEFENSE 1.40%
General Dynamics Corp.                               6,900              461,058

ELECTRICAL EQUIPMENT 4.49%
General Electric Co.                                34,300              984,410
Parker Hannifin Corp.                               12,100              489,203
                                                                  -------------
                                                                      1,473,613
MACHINERY & EQUIPMENT 1.49%
Cummins Inc.                                        14,300              490,204
TOTAL CAPITAL GOODS
(Cost $2,676,270)                                                     2,424,875
-------------------------------------------------------------------------------

CONSUMER CYCLICAL 14.40%
CONSUMER SOFT GOODS 1.04%
Nike Inc. - Class B                                  6,100              341,539

HOTEL - RESTAURANT - LEISURE 3.96%
Marriott International Inc. - Class A                5,800              226,780
Starwood Hotels & Resorts Inc.                      20,100              582,498
Wendy's International Inc.                          16,300              490,793
                                                                  -------------
                                                                      1,300,071
MEDIA, PUBLISHING & CABLE 1.10%
Cox Communications Inc.**                           11,700              362,466

RETAIL 8.30%
Bed Bath & Beyond Inc.**                             5,700              238,488
Costco Wholesale Corp.**                            13,150              487,207
Family Dollar Stores Inc.                           11,800              430,110
Home Depot Inc.                                      6,200              201,438
Lowe's Companies Inc.                                6,800              287,368
Tiffany & Co.                                        8,000              262,080
Wal-Mart Stores Inc.                                15,600              820,716
                                                                  -------------
                                                                      2,727,407
TOTAL CONSUMER CYCLICAL
(Cost $3,927,985)                                                     4,731,483
-------------------------------------------------------------------------------

CONSUMER STAPLES 5.45%
FOOD, BEVERAGES & TOBACCO 5.45%
Anheuser Busch Companies Inc.                        9,000              473,670
Hershey Foods Corp.                                  7,400              526,140
Kraft Foods Inc.                                    10,900              353,160
Pepsico Inc.                                         9,900              437,580
                                                                  -------------
                                                                      1,790,550
TOTAL CONSUMER STAPLES
(Cost $1,766,431)                                                     1,790,550
-------------------------------------------------------------------------------

CREDIT SENSITIVE 17.67%
BANKS 8.03%
Citigroup Inc.                                      11,800              484,036
Fifth Third Bancorporation                           9,800              563,500
SouthTrust Corp.                                    21,800              626,314
State Street Corp.                                  13,300              509,523
Wells Fargo & Co.                                    9,400              454,020
                                                                  -------------
                                                                      2,637,393

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  67

                           Statements of Investments

                                                   SHARES          MARKET VALUE
                                                   ------          ------------
FINANCIAL SERVICES 1.49%
MBNA Corp.                                           8,100        $     162,405
SEI Investments Co.                                 11,300              328,265
                                                                  -------------
                                                                        490,670
INSURANCE 8.15%
AFLAC Inc.                                          16,800              552,888
Ambac Financial Group Inc.                           8,250              550,358
American International Group Inc.                   10,912              631,587
HCC Insurance Holdings Inc.                         16,900              484,185
Principal Financial Group                           14,500              460,520
                                                                  -------------
                                                                      2,679,538
TOTAL CREDIT SENSITIVE
(Cost $5,493,606)                                                     5,807,601
-------------------------------------------------------------------------------

ENERGY 4.47%
ENERGY EQUIPMENT & SERVICES 2.51%
Nabors Industries Inc.**                            10,337              465,992
Noble Corp.**                                       10,100              360,166
                                                                  -------------
                                                                        826,158

ENERGY PRODUCERS 1.96%
Apache Corp.                                         4,723              311,340
XTO Energy Inc.                                     15,466              331,900
                                                                  -------------
                                                                        643,240
TOTAL ENERGY
(Cost $1,061,532)                                                     1,469,398
-------------------------------------------------------------------------------

HEALTHCARE 15.49%
BIOTECHNOLOGY 2.98%
Biogen Inc.**                                        7,700              326,788
Genentech Inc.**                                    10,400              651,144
                                                                  -------------
                                                                        977,932
DRUGS & HEALTHCARE PRODUCTS 7.21%
Becton Dickinson & Co.                              12,600              504,000
Johnson & Johnson                                    9,300              505,455
Medtronic Inc.                                      10,200              497,046
Pfizer Inc.                                         27,850              863,907
                                                                  -------------
                                                                      2,370,408
HEALTHCARE SERVICES 5.30%
Cardinal Health Inc.                                 8,900              513,619
Caremark Rx Inc.**                                  12,500              282,250
Community Health Systems Inc.**                     31,300              651,979
Patterson Dental Co.**                               6,700              294,599
                                                                  -------------
                                                                      1,742,447
TOTAL HEALTHCARE
(Cost $4,502,443)                                                     5,090,787
-------------------------------------------------------------------------------

SERVICES 4.09%
BUSINESS SERVICES 2.53%
Cintas Corp.                                        13,800              510,876
Fiserv Inc.**                                        9,650              319,319
                                                                  -------------
                                                                        830,195
CONSUMER SERVICES 1.56%
Cendant Corp.**                                     30,600              514,080
TOTAL SERVICES
(Cost $1,311,598)                                                     1,344,275
-------------------------------------------------------------------------------

TECHNOLOGY 20.08%
COMPUTER HARDWARE 3.47%
American Power Conversion**                         29,900              463,749
International Business Machines Corp.                7,700              677,908
                                                                  -------------
                                                                      1,141,657

COMPUTER SERVICES & SOFTWARE 9.35%
AutoDesk Inc.                                       26,900              401,079
Automatic Data Processing 10,800                                        376,920
Electronic Arts Inc.**                               4,300              294,808
Intuit Inc.**                                        9,200              424,028
Microsoft Corp.                                     26,000              639,860
Oracle Corp.**                                      23,800              309,638

--------------------------------------------------------------------------------
66                       Annual Report May 31, 2003                       [LOGO]

                           Statements of Investments

                                                   SHARES          MARKET VALUE
                                                   ------          ------------
Symantec Corp.**                                     5,500        $     248,710
Veritas Software Co.**                              13,600              377,400
                                                                  -------------
                                                                      3,072,443
ELECTRONICS 4.28%
Intel Corp.                                         27,400              571,016
Linear Technology Corp.                             11,600              421,776
Texas Instruments Inc.                              20,200              414,100
                                                                  -------------
                                                                      1,406,892
NETWORKING 1.43%
Cisco Systems Inc.**                                28,900              470,492

TELECOMMUNICATIONS 1.55%
Harris Corp.                                        16,800              508,872
TOTAL TECHNOLOGY
(Cost $6,733,304)                                                     6,600,356
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $29,523,216)                                                   31,191,631
-------------------------------------------------------------------------------

MUTUAL FUNDS 6.45%
Fidelity Institutional
  US Treasury, Class III                           614,127              614,127
Goldman Sachs Financial Square
  Prime Obligations Fund - FST Shares            1,505,915            1,505,915
                                                                  -------------
                                                                      2,120,042
TOTAL MUTUAL FUNDS
(Cost $2,120,042)                                                     2,120,042
-------------------------------------------------------------------------------
Total Investments                                  101.36%        $  33,311,673
(Cost $31,643,258)
Liabilities in Excess of Other Assets               (1.36%)            (447,224)
                                               --------------------------------
NET ASSETS                                         100.00%          $32,864,449
--------------------------------------------------------------------------------
SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  69

                            Statements of Investments

WESTCORE SMALL-CAP GROWTH FUND
                                                   SHARES          MARKET VALUE
                                                   ------          ------------
COMMON STOCKS 96.49%
BASIC MATERIALS 2.14%
TRANSPORTATION 2.14%
ExpressJet Holdings Inc.**                           9,000        $     105,660
TOTAL BASIC MATERIALS
(Cost $144,000)                                                         105,660
-------------------------------------------------------------------------------

CONSUMER CYCLICAL 24.63%
CONSUMER SOFT GOODS 3.43%
Quiksilver Inc.**                                   10,000              169,300

HOTEL - RESTAURANT - LEISURE 2.35%
Landry's Restaurants Inc.                            5,500              116,325

MEDIA - PUBLISHING - CABLE 7.67%
Emmis Communications Corp.**                         5,000              105,900
Lin TV Corp.**                                       6,500              151,450
Sinclair Broadcast Group**                          10,000              121,500
                                                                  -------------
                                                                        378,850
RETAIL 11.18%
Cost Plus Inc.**                                     5,000              179,750
GameStop Corp.**                                    13,000              162,890
GSI Commerce Inc.**                                 37,100              209,615
                                                                  -------------
                                                                        552,255
TOTAL CONSUMER CYCLICAL
(Cost $1,614,996)                                                     1,216,730
--------------------------------------------------------------------------------

CONSUMER STAPLES 2.28%
HOUSEHOLD PRODUCTS 2.28%
Chattem Inc.**                                       8,000              112,720
TOTAL CONSUMER STAPLES
(Cost $164,035)                                                         112,720
--------------------------------------------------------------------------------

CREDIT SENSITIVE 14.05%
BANKS 5.57%
First Community Bancorp                              1,800               54,270
New York Community Bancorp Inc.                      7,967              220,677
                                                                  -------------
                                                                        274,947
FINANCIAL SERVICES 4.29%
Friedman Billings Ramsey Group Inc.                 15,950              212,135

INSURANCE 4.19%
Arch Capital Group Ltd.**                            5,600              207,200
TOTAL CREDIT SENSITIVE
(Cost $443,228)                                                         694,282
--------------------------------------------------------------------------------

ENERGY 4.51%
ENERGY PRODUCERS 2.40%
Patina Oil & Gas Corp.                               3,000              118,770

ENERGY EQUIPMENT & SERVICES 2.11%
Offshore Logistics Inc.**                            5,000              104,100
TOTAL ENERGY
(Cost $203,836)                                                         222,870
--------------------------------------------------------------------------------

HEALTHCARE 16.90%
BIOTECHNOLOGY 2.29%
Array Biopharma Inc.**                              15,000               54,900
Biosource International Inc.**                      10,000               58,400
                                                                  -------------
                                                                        113,300
DRUG & HEALTHCARE PRODUCTS 4.51%
CTI Molecular Imaging Inc.**                         6,000              104,100
Taro Pharmaceuticals Industries**                    2,500              118,900
                                                                  -------------
                                                                        223,000

--------------------------------------------------------------------------------
70                       Annual Report May 31, 2003                       [LOGO]

                           Statements of Investments

                                                   SHARES          MARKET VALUE
                                                   ------          ------------
HEALTHCARE SERVICES 10.10%
AMN Healthcare Services Inc.**                       4,800        $      54,720
Cerner Corp.**                                       7,300              154,103
Province Healthcare Co.**                           15,000              164,250
Wellchoice Inc.**                                    5,000              126,100
                                                                  -------------
                                                                        499,173
TOTAL HEALTHCARE
(Cost $1,279,400)                                                       835,473
-------------------------------------------------------------------------------

SERVICES 5.99%
BUSINESS SERVICES 1.52%
Allied Waste Industries Inc.**                       7,600               75,088

CONSUMER SERVICES 4.47%
Corinthian Colleges Inc.**                           4,700              221,088
TOTAL SERVICES
(Cost $142,769)                                                         296,176
-------------------------------------------------------------------------------

TECHNOLOGY 25.99%
COMPUTER SERVICES & SOFTWARE 14.93%
Cognizant Technology Solutions Corp.**              10,200              211,650
Legato Systems Inc.**                               15,000              113,850
Secure Computing Corp.**                            29,000              218,660
Websense Inc.**                                     12,000              193,440
                                                                  -------------
                                                                        737,600
ELECTRONICS 8.05%
Entegris Inc.**                                     14,000              173,740
Silicon Image Inc.**                                16,500               96,855
Skyworks Solutions Inc.**                            8,500               63,240
Varian Semiconductor**                               2,300               64,147
                                                                  -------------
                                                                        397,982
TELECOMMUNICATIONS 3.01%
Intrado Inc.**                                      11,000              148,830
TOTAL TECHNOLOGY
(Cost $1,751,721)                                                     1,284,412
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $5,743,985)                                                     4,768,323
-------------------------------------------------------------------------------

WARRANTS 0.00%
TECHNOLOGY 0.00%
ELECTRONICS 0.00%
Precision Optics Corp.(6)**                         26,316                    0
TOTAL WARRANTS
(Cost $118,948)                                                               0
-------------------------------------------------------------------------------

MUTUAL FUNDS 4.51%
Goldman Sachs Financial Square
  Prime Obligations Fund - FST Shares              222,865              222,865
TOTAL MUTUAL FUNDS
(Cost $222,865)                                                         222,865
-------------------------------------------------------------------------------

Total Investments
(Cost $6,085,798)                                  101.00%        $   4,991,188
Liabilities in Excess of Other Assets               (1.00%)             (49,464)
                                               --------------------------------
NET ASSETS                                         100.00%        $   4,941,724
-------------------------------------------------------------------------------
SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  71

                            Statements of Investments

WESTCORE SELECT FUND
                                                   SHARES          MARKET VALUE
                                                   ------          ------------
COMMON STOCKS 95.07%
CONSUMER CYCLICAL 13.22%
CONSUMER PRODUCTS 8.40%
Mattel Inc.                                         14,100        $     303,291
Mohawk Industries Inc.**                             5,400              311,634
                                                                  -------------
                                                                        614,925
HOTEL - RESTAURANT - LEISURE 4.82%
Royal Caribbean Cruises Ltd.                        17,000              352,920
TOTAL CONSUMER CYCLICAL
(Cost $842,769)                                                         967,845
-------------------------------------------------------------------------------

CONSUMER STAPLES 4.28%
HOUSEHOLD PRODUCTS 4.28%
Estee Lauder Companies Inc.                          9,400              313,208
TOTAL CONSUMER STAPLES
(Cost $313,079)                                                         313,208
-------------------------------------------------------------------------------

CREDIT SENSITIVE 9.51%
BANKS 4.59%
SouthTrust Corp.                                    11,700              336,141

FINANCIAL SERVICES 4.92%
SLM Corp.                                            3,000              360,000
TOTAL CREDIT SENSITIVE
(Cost $622,411)                                                         696,141
-------------------------------------------------------------------------------

ENERGY 4.86%
ENERGY PRODUCERS 4.86%
Apache Corp.                                         5,400              355,968
TOTAL ENERGY
(Cost $324,456)                                                         355,968
-------------------------------------------------------------------------------
HEALTHCARE 28.33%
DRUGS & HEALTHCARE PRODUCTS 9.77%
Becton Dickinson & Co.                               8,800              352,000
Biovail Corp.**                                      7,800              363,792
                                                                  -------------
                                                                        715,792

HEALTHCARE SERVICES 18.56%
Aetna Inc.                                           5,800              333,036
Caremark Rx Inc.**                                  15,700              354,506
Community Health Systems Inc.**                     16,600              345,778
Omnicare Inc.                                       12,000              325,800
                                                                  -------------
                                                                      1,359,120
TOTAL HEALTHCARE
(Cost $1,833,782)                                                     2,074,912
-------------------------------------------------------------------------------

SERVICES 4.65%
BUSINESS SERVICES 4.65%
Cintas Corp.                                         9,200              340,584
TOTAL SERVICES
(Cost $304,241)                                                         340,584
-------------------------------------------------------------------------------

TECHNOLOGY 30.22%
COMPUTER SERVICES & SOFTWARE 9.25%
Electronic Arts Inc.**                               5,400              370,224
Symantec Corp.**                                     6,800              307,496
                                                                  -------------
                                                                        677,720
ELECTRONICS 10.31%
Intersil Corp.**                                    15,400              376,376
Microchip Technology Inc.                           15,900              378,579
                                                                  -------------
                                                                        754,955

--------------------------------------------------------------------------------
72                       Annual Report May 31, 2003                       [LOGO]

                           Statements of Investments

                                                   SHARES          MARKET VALUE
                                                   ------          ------------
TELECOMMUNICATIONS 10.66%
Level 3 Communications Inc.**                       51,800        $     368,298
UTStarcom Inc.**                                    13,900              412,135
World Wireless Communications Inc.(3)(6)**         200,000                    0
                                                                  -------------
                                                                        780,433
TOTAL TECHNOLOGY
(Cost $2,604,028)                                                     2,213,108
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $6,844,766)                                                     6,961,766
-------------------------------------------------------------------------------

MUTUAL FUNDS 4.99%
Fidelity Institutional
  US Treasury, Class III                            30,349               30,349
Goldman Sachs Financial Square
  Prime Obligations Fund - FST Shares              334,778              334,778
                                                                  -------------
                                                                        365,127
TOTAL MUTUAL FUNDS
(Cost $365,127)                                                         365,127
-------------------------------------------------------------------------------

Total Investments
(Cost $7,209,893)                                  100.06%        $   7,326,893
Liabilities in Excess of Other Assets               (0.06%)             ($4,071)
                                               --------------------------------
NET ASSETS                                         100.00%        $   7,322,822
-------------------------------------------------------------------------------
SEE NOTES TO STATEMENTS OF INVESTMENTS

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
                            Statements of Investments

WESTCORE INTERNATIONAL FRONTIER FUND
                                                   SHARES          MARKET VALUE
                                                   ------          ------------
COMMON STOCKS 92.93%
COMMERCIAL SERVICES 3.79%
ADVERTISING - MARKETING SERVICES 3.79%
Eniro AB (Sweden)                                   42,465        $     355,326
Eniro AB - Redemption Shares (Sweden)**              2,235               23,017
                                                                  -------------
                                                                        378,343
TOTAL COMMERCIAL SERVICES
(Cost $228,276)                                                         378,343
-------------------------------------------------------------------------------

CONSUMER DURABLES 7.20%
HOME FURNISHINGS 3.97%
Hunter Douglas NV (Netherlands)                      9,570              281,394
Waterford Wedgwood Plc (Ireland)                   442,956              114,616
                                                                  -------------
                                                                        396,010
RECREATIONAL PRODUCTS 3.23%
Zapf Creation AG (Germany)                           8,800              322,924
TOTAL CONSUMER DURABLES
(Cost $667,635)                                                         718,934
-------------------------------------------------------------------------------

CONSUMER NON-DURABLES 3.30%
HOUSEHOLD - PERSONAL CARE 3.30%
McBride Plc (United Kingdom)                       243,900              329,665
TOTAL CONSUMER NON-DURABLES
(Cost $194,061)                                                         329,665
-------------------------------------------------------------------------------

CONSUMER SERVICES 14.39%
BROADCASTING 3.74%
SBS Broadcasting SA (Luxembourg)**                  20,500              373,510

MOVIES - ENTERTAINMENT 5.46%
Corp. Interamericana de Entretenimiento
  SA (Mexico)**                                    147,200              263,391
Hit Entertainment Plc (United Kingdom)              68,000              281,862
                                                                  -------------
                                                                        545,253
PUBLISHING - BOOKS - MAGAZINES 3.65%
Taylor & Francis Group Plc (United Kingdom)         45,500              363,876

PUBLISHING - NEWSPAPERS 1.54%
Independent News & Media Plc (Ireland)              88,800              153,530
TOTAL CONSUMER SERVICES
(Cost $1,577,767)                                                     1,436,169
-------------------------------------------------------------------------------

ELECTRONIC TECHNOLOGY 20.78%
COMPUTER PERIPHERALS 3.60%
Lectra SA (France)**                                62,300              359,043

ELECTRONIC COMPONENTS 3.35%
Elmos Semiconductor AG (Germany)**                  40,350              334,576

ELECTRONIC EQUIPMENT - INSTRUMENTS 5.77%
GSI Lumonics Inc. (Canada)**                        42,000              264,600
Renishaw Plc (United Kingdom)                       34,100              231,292
Vaisala Oyj (Finland)                                4,000               79,978
                                                                  -------------
                                                                        575,870
ELECTRONIC PRODUCTION EQUIPMENT 2.42%
ASM International NV (Netherlands)**                15,600              241,176

--------------------------------------------------------------------------------
74                       Annual Report May 31, 2003                       [LOGO]

                           Statements of Investments

                                                   SHARES          MARKET VALUE
                                                   ------          ------------
SEMICONDUCTORS 5.64%
Melexis NV (Belgium)                                37,200        $     323,771
Sez Holding AG (Switzerland)**                      19,200              239,549
                                                                  -------------
                                                                        563,320
TOTAL ELECTRONIC TECHNOLOGY
(Cost $2,166,897)                                                     2,073,985
-------------------------------------------------------------------------------

HEALTH TECHNOLOGY 9.65%
MEDICAL SPECIALTIES 9.65%
Elekta AB (Sweden)**                                30,000              399,709
Getinge AB (Sweden)                                 11,700              301,230
Qiagen NV (Netherlands)**                           27,600              261,966
                                                                  -------------
                                                                        962,905
TOTAL HEALTH TECHNOLOGY
(Cost $635,525)                                                         962,905
-------------------------------------------------------------------------------

INDUSTRIAL SERVICES 4.83%
ENGINEERING & CONSTRUCTION 1.60%
Koninklijke Boskalis Westminster NV (Netherlands)    7,100              159,999

OILFIELD SERVICES - EQUIPMENT 3.23%
ProSafe ASA (Norway)                                17,700              322,655
TOTAL INDUSTRIAL SERVICES
(Cost $505,790)                                                         482,654
-------------------------------------------------------------------------------

NON-ENERGY MINERALS 1.74%
STEEL 1.74%
Hoganas AB (Sweden)                                  8,800              173,890
TOTAL NON-ENERGY MINERALS
(Cost $174,940)                                                         173,890
-------------------------------------------------------------------------------

PROCESS INDUSTRIES 5.09%
AGRICULTURAL COMMODITIES - MILLING 2.48%
Global Bio-Chem Technology Group Company Ltd.
  (Hong Kong)                                      796,700              247,732

CHEMICALS 2.61%
Victrex Plc (United Kingdom)                        53,800              260,022
TOTAL PROCESS INDUSTRIES
(Cost $464,842)                                                         507,754
-------------------------------------------------------------------------------

PRODUCER MANUFACTURING 15.78%
AUTO PARTS - OEM 2.58%
Ion Ltd (Australia)                                191,100              257,778

ELECTRICAL PRODUCTS 3.68%
Pfeiffer Vacuum Technology AG (Germany)             13,100              367,470

INDUSTRIAL MACHINERY 5.98%
Interpump Group SpA (Italy)**                       78,600              339,275
Singulus Technologies AG (Germany)**                15,100              257,518
                                                                  -------------
                                                                        596,793
OFFICE EQUIPMENT - SUPPLIES 3.54%
Neopost (France)**                                   9,700              352,870
TOTAL PRODUCER MANUFACTURING
(Cost $1,418,321)                                                     1,574,911
-------------------------------------------------------------------------------

RETAIL TRADE 6.38%
APPAREL - FOOTWEAR RETAIL 3.39%
Danier Leather Inc. (Canada)**                      26,100              192,430
Giordano International Ltd (Hong Kong)             478,600              145,751
                                                                  -------------
                                                                        338,181

--------------------------------------------------------------------------------
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
                           Statements of Investments

                                                   SHARES          MARKET VALUE
                                                   ------          ------------
SPECIALTY STORES 2.99%
GrandVision SA (France)                             14,400        $     298,083
TOTAL RETAIL TRADE
(Cost $670,185)                                                         636,264
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $8,704,239)                                                     9,275,474
-------------------------------------------------------------------------------

MUTUAL FUNDS 7.37%
Fidelity Institutional
  US Treasury, Class III                           275,906              275,906
Goldman Sachs Financial Square
  Prime Obligations Fund - FST Shares              460,091              460,091
                                                                  -------------
                                                                        735,997
TOTAL MUTUAL FUNDS
(Cost $735,997)                                                         735,997
-------------------------------------------------------------------------------

Total Investments
(Cost $9,440,236)                                  100.30%        $  10,011,471
Liabilities in Excess of Other Assets               (0.30%)             (29,650)
                                               --------------------------------
NET ASSETS                                         100.00%        $   9,981,821
-------------------------------------------------------------------------------
SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
76                       Annual Report May 31, 2003                       [LOGO]

                            Statements of Investments

WESTCORE BLUE CHIP FUND
                                                   SHARES          MARKET VALUE
                                                   ------          ------------
COMMON STOCK 97.25%
BASIC MATERIALS 2.74%
FORESTRY & PAPER 2.74%
Bowater Inc.                                        21,500        $     842,585
TOTAL BASIC MATERIALS
(Cost $1,035,177)                                                       842,585
-------------------------------------------------------------------------------

CAPITAL GOODS 6.88%
AEROSPACE & DEFENSE 4.02%
General Dynamics Corp.                              7,800               521,196
Raytheon Co.                                        22,300              714,492
                                                                  -------------
                                                                      1,235,688
ELECTRICAL EQUIPMENT 2.86%
Parker Hannifin Corp.                               21,800              881,374
TOTAL CAPITAL GOODS
(Cost $2,114,014)                                                     2,117,062
-------------------------------------------------------------------------------

COMMERCIAL SERVICES 2.44%
BUSINESS PRODUCTS & SERVICES 2.44%
Accenture Ltd.**                                    42,800              749,856
TOTAL COMMERCIAL SERVICES
(Cost $950,853)                                                         749,856
-------------------------------------------------------------------------------

COMMUNICATIONS 4.30%
TELECOMM SERVICE PROVIDERS 4.30%
ALLTEL Corp.                                        15,100              722,988
BellSouth Corp.                                     22,700              601,777
                                                                  -------------
                                                                      1,324,765
TOTAL COMMUNICATIONS
(Cost $1,439,090)                                                     1,324,765
-------------------------------------------------------------------------------

CONSUMER CYCLICAL 12.73%
CLOTHING & ACCESSORIES 2.31%
TJX Companies Inc.                                  39,100              711,620

GENERAL MERCHANDISE 2.54%
Target Corp.                                        21,300              780,219

HOTELS & GAMING 3.16%
Starwood Hotels & Resorts Inc.                      33,600              973,728

PUBLISHING & MEDIA 4.72%
Dow Jones & Company Inc.                            16,100              733,355
Viacom Inc. - Class B**                             15,800              719,216
                                                                  -------------
                                                                      1,452,571
TOTAL CONSUMER CYCLICAL
(Cost $ 3,266,944)                                                    3,918,138
-------------------------------------------------------------------------------

CONSUMER STAPLES 4.47%
FOOD & AGRICULTURAL PRODUCTS 4.47%
Bunge Ltd.                                          27,900              806,310
Kraft Foods Inc.                                     9,100              294,840
Sara Lee Corp.                                      15,100              275,122
                                                                  -------------
                                                                      1,376,272
TOTAL CONSUMER STAPLES
(Cost $1,216,309)                                                     1,376,272
-------------------------------------------------------------------------------

ENERGY 6.39%
EXPLORATION & PRODUCTION 3.61%
Burlington Resources Inc.                            9,100              484,939
Devon Energy Corp.                                  12,005              624,260
                                                                  -------------
                                                                      1,109,199
INTEGRATED OILS 2.78%
ConocoPhillips                                      15,864              856,180
TOTAL ENERGY
(Cost $1,890,952)                                                     1,965,379
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
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
                           Statements of Investments

                                                   SHARES          MARKET VALUE
                                                   ------          ------------
FINANCIALS 23.19%
INTEGRATED FINANCIAL SERVICES 2.66%
Citigroup Inc.                                      19,966        $     819,006

LIFE & HEALTH INSURANCE 2.99%
Nationwide Financial Services - Class A             13,600              438,736
Principal Financial Group                           15,200              482,752
                                                                  -------------
                                                                        921,488
MONEY CENTER BANKS 0.97%
Bank of America Corp.                                4,000              296,800

PROPERTY CASUALTY INSURANCE 10.99%
Allstate Corp.                                      15,600              561,444
AMBAC Financial Group Inc.                          10,300              687,113
American International Group                        10,400              601,952
Radian Group Inc.                                   22,300              898,021
Travelers Property & Casualty Corp.                 38,900              635,237
                                                                  -------------
                                                                      3,383,767
REGIONAL BANKS 1.54%
SouthTrust Corp.                                    16,500              474,045

SECURITIES & ASSET MANAGEMENT 2.10%
Goldman Sachs Group Inc.                             3,100              252,650
Lehman Brothers Holdings Inc.                        5,500              393,965
                                                                  -------------
                                                                        646,615
SPECIALTY FINANCE 1.94%
Freddie Mac                                         10,000              598,100
TOTAL FINANCIALS
(Cost $6,303,920)                                                     7,139,821
-------------------------------------------------------------------------------

MEDICAL - HEALTHCARE 17.85%
HEALTHCARE SERVICES 4.55%
Aetna Inc.                                          13,800              792,396
Omnicare Inc.                                       22,446              609,408
                                                                  -------------
                                                                      1,401,804

PHARMACEUTICALS 13.30%
Bristol-Myers Squibb Co.                            20,060              513,536
King Pharmaceuticals Inc.**                         41,800              598,158
Mylan Laboratories Inc.                             21,200              612,256
Pfizer Inc.                                         36,060            1,118,581
Watson Pharmaceuticals Inc.**                       10,100              373,902
Wyeth                                               20,000              877,000
                                                                  -------------
                                                                      4,093,433
TOTAL MEDICAL - HEALTHCARE
(Cost $4,423,883)                                                     5,495,237
-------------------------------------------------------------------------------

TECHNOLOGY 12.12%
COMPUTER SOFTWARE 2.99%
Microsoft Corp.                                     37,400              920,414

ELECTRONIC EQUIPMENT 1.86%
American Power Conversion**                         36,800              570,768

PC'S AND SERVERS 1.43%
International Business Machines Corp.                5,000              440,200

SEMICONDUCTORS 3.80%
Intel Corp.                                         37,700              785,668
National Semiconductor Corp.**                      15,400              384,384
                                                                  -------------
                                                                      1,170,052

TECHNOLOGY RESELLERS - DISTRIBUTORS 2.04%
Avnet Inc.**                                        46,200              628,320
TOTAL TECHNOLOGY
(Cost $4,568,713)                                                     3,729,754
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
78                       Annual Report May 31, 2003                       [LOGO]

                           Statements of Investments

                                                   SHARES          MARKET VALUE
                                                   ------          ------------
TRANSPORTATION 2.00%
RAILROADS 2.00%
Union Pacific Corp.                                 10,100        $     615,999
TOTAL TRANSPORTATION
(Cost $564,741)                                                         615,999
-------------------------------------------------------------------------------

UTILITIES 2.14%
ELECTRIC - GAS UTILITIES 2.14%
Exelon Corp.                                         5,600              320,880
FPL Group Inc.                                       5,100              338,997
                                                                  -------------
                                                                        659,877
TOTAL UTILITIES
(Cost $589,368)                                                         659,877
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $28,363,964)                                                   29,934,745
-------------------------------------------------------------------------------

MUTUAL FUNDS 2.54%
Goldman Sachs Financial Square
  Prime Obligations Fund - FST Shares              784,157              784,157

TOTAL MUTUAL FUNDS
(Cost $784,157)                                                         784,157
-------------------------------------------------------------------------------

Total Investments
(Cost $29,148,121)                                  99.79%        $  30,718,902
Other Assets in Excess of Liabilities                0.21%               63,129
                                               --------------------------------
NET ASSETS                                         100.00%        $  30,782,031
-------------------------------------------------------------------------------
SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
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
                            Statements of Investments

WESTCORE MID-CAP OPPORTUNITY FUND
                                                   SHARES          MARKET VALUE
                                                   ------          ------------
COMMON STOCKS 96.07%
BASIC MATERIALS 7.64%
FORESTRY & PAPER 7.64%
Abitibi-Consolidated Inc.                           23,600        $     160,008
Bowater Inc.                                         4,550              178,314
Crown Holdings Inc.**                               37,600              249,288
Pactiv Corp.**                                      11,500              224,825
                                                                  -------------
                                                                        812,435
TOTAL BASIC MATERIALS
(Cost $929,453)                                                         812,435
-------------------------------------------------------------------------------

CAPITAL GOODS 5.86%
ELECTRICAL EQUIPMENT 1.54%
Parker Hannifin Corp.                                4,050              163,741

INDUSTRIAL PRODUCTS 1.43%
Kennametal Inc.                                      4,500              151,965

MACHINERY 1.15%
JLG Industries Inc.                                 16,400              122,016

TRANSPORTATION EQUIPMENT & PARTS 1.74%
Cummins Inc.                                         5,400              185,112
TOTAL CAPITAL GOODS
(Cost $710,199)                                                         622,834
-------------------------------------------------------------------------------

COMMERCIAL SERVICES 6.47%
BUSINESS PRODUCTS & SERVICES 3.54%
Banta Corp.                                          5,700              197,049
MAXIMUS Inc.**                                       6,700              179,292
                                                                  -------------
                                                                        376,341

ENVIRONMENTAL POLLUTION CONTROL 2.93%
Allied Waste Industries Inc.**                      31,500              311,220
TOTAL COMMERCIAL SERVICES
(Cost $733,846)                                                         687,561
-------------------------------------------------------------------------------

COMMUNICATIONS 1.19%
TELECOMM SERVICE PROVIDERS 1.19%
IDT Corp.**                                          3,700               59,385
IDT Corp.- Class B**                                 4,200               66,948
                                                                  -------------
                                                                        126,333
TOTAL COMMUNICATIONS
(Cost $110,636)                                                         126,333
-------------------------------------------------------------------------------

CONSUMER CYCLICAL  13.19%
APPAREL & FOOTWEAR  2.24%
Reebok International**                               7,500              237,750

HOTELS & GAMING  3.50%
International Game Technology**                      1,100               96,844
Starwood Hotels & Resorts Inc.                       9,500              275,310
                                                                  -------------
                                                                        372,154

OTHER CONSUMER SERVICES  1.42%
Cendant Corp.**                                      9,000              151,200

PUBLISHING & MEDIA  2.27%
Dow Jones & Company Inc.                             5,300              241,415

RECREATION & LEISURE  1.88%
Harman International Industries Inc.                 2,700              200,340

SPECIALTY RETAIL  1.88%
Office Depot Inc.**                                 14,900              199,660
TOTAL CONSUMER CYCLICAL
(Cost $1,294,943)                                                     1,402,519
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
80                       Annual Report May 31, 2003                       [LOGO]

                           Statements of Investments

                                                   SHARES          MARKET VALUE
                                                   ------          ------------
CONSUMER STAPLES 4.61%
FOOD & AGRICULTURAL PRODUCTS 4.61%
Bunge Ltd.                                          10,000        $     289,000
Delta and Pine Land Co.                              8,600              201,670
                                                                  -------------
                                                                        490,670
TOTAL CONSUMER STAPLES
(Cost $358,236)                                                         490,670
-------------------------------------------------------------------------------

ENERGY 5.48%
EXPLORATION & PRODUCTION 3.21%
Burlington Resources Inc.                            2,800              149,212
Devon Energy Corp.                                   3,701              192,452
                                                                  -------------
                                                                        341,664
OIL SERVICES 2.27%
Tidewater Inc.                                       7,300              241,046
TOTAL ENERGY
(Cost $532,652)                                                         582,710
-------------------------------------------------------------------------------

FINANCIALS 15.14%
LIFE & HEALTH INSURANCE 2.37%
Nationwide Financial Services - Class A              3,100              100,006
Principal Financial Group                            4,800              152,448
                                                                  -------------
                                                                        252,454
OTHER BANKS 3.09%
SouthTrust Corp.                                     4,800              137,904
Westamerica Bancorporation                           4,300              191,049
                                                                  -------------
                                                                        328,953
PROPERTY CASUALTY INSURANCE 5.70%
AMBAC Financial Group Inc.                           3,200              213,472
Everest RE Group Ltd.                                1,900              138,700
Radian Group Inc.                                    6,300              253,701
                                                                  -------------
                                                                        605,873
SECURITIES & ASSET MANAGEMENT 3.98%
Affiliated Managers Group**                          3,600              198,000
Labranche & Company Inc.                             5,000              103,750
Lehman Brothers Holdings Inc.                        1,700              121,771
                                                                  -------------
                                                                        423,521
TOTAL FINANCIALS
(Cost $1,423,823)                                                     1,610,801
-------------------------------------------------------------------------------

MEDICAL - HEALTHCARE 14.79%
HEALTHCARE SERVICES 8.04%
Aetna Inc.                                           5,400              310,068
Caremark Rx Inc.**                                  11,699              264,163
Omnicare Inc.                                        5,700              154,755
Province Healthcare Co.**                           11,550              126,473
                                                                  -------------
                                                                        855,459
MEDICAL PRODUCTS & SERVICES 1.94%
Cytyc Corp.**                                       19,900              206,761

PHARMACEUTICALS 4.81%
King Pharmaceuticals Inc.**                         13,200              188,892
Mylan Laboratories Inc.                              7,200              207,936
Watson Pharmaceuticals Inc.**                        3,100              114,762
                                                                  -------------
                                                                        511,590
TOTAL MEDICAL - HEALTHCARE
(Cost $1,432,325)                                                     1,573,810
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) 2.20%
REITS 2.20%
iStar Financial Inc.                                 7,100              234,300
TOTAL REITS
(Cost $194,364)                                                         234,300
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
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
                           Statements of Investments

                                                   SHARES          MARKET VALUE
                                                   ------          ------------
TECHNOLOGY 11.76%
COMPUTER SOFTWARE 1.79%
Activision Inc.**                                   11,200        $     190,176

ELECTRONIC EQUIPMENT 1.68%
American Power Conversion**                         11,500              178,365

IT SERVICES 1.90%
Ciber Inc.**                                        33,400              201,736

SEMICONDUCTORS 5.08%
Fairchild Semiconductor International Inc.**        15,700              219,486
National Semiconductor Corp.**                       7,300              182,208
Veeco Instruments Inc.**                             7,200              138,888
                                                                  -------------
                                                                        540,582

TECHNOLOGY RESELLERS - DISTRIBUTORS 1.31%
Avnet Inc.**                                        10,250              139,400
TOTAL TECHNOLOGY
(Cost $1,209,715)                                                     1,250,259
-------------------------------------------------------------------------------

TRANSPORTATION 3.85%
TRUCKING - SHIPPING - AIR FREIGHT 3.85%
Teekay Shipping Corp.                                3,800              159,790
USF Corp.                                            8,325              249,251
                                                                  -------------
                                                                        409,041
TOTAL TRANSPORTATION
(Cost $384,899)                                                         409,041
-------------------------------------------------------------------------------

UTILITIES 3.89%
ELECTRIC - GAS UTILITIES 3.89%
Exelon Corp.                                         1,800              103,140
FPL Group Inc.                                       2,100              139,587
Questar Corp.                                        5,300              171,084
                                                                  -------------
                                                                        413,811
TOTAL UTILITIES
(Cost $366,292)                                                         413,811
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $9,681,383)                                                    10,217,084
-------------------------------------------------------------------------------

MUTUAL FUNDS 5.28%
Fidelity Institutional
  US Treasury, Class III                            77,732               77,732
Goldman Sachs
Financial Square Prime Obligations Fund -
  FST Shares                                       483,535              483,535
TOTAL MUTUAL FUNDS
(Cost $561,267)                                                         561,267
-------------------------------------------------------------------------------

Total Investments
(Cost $10,242,650)                                 101.35%        $  10,778,351
Liabilities in Excess of Other Assets               (1.35%)            (143,751)
                                               --------------------------------
NET ASSETS                                         100.00%        $  10,634,600
-------------------------------------------------------------------------------
SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
82                       Annual Report May 31, 2003                       [LOGO]

                            Statements of Investments

WESTCORE SMALL-CAP OPPORTUNITY FUND
                                                   SHARES          MARKET VALUE
                                                   ------          ------------
COMMON STOCKS 98.20%
BASIC MATERIALS 7.30%
FORESTRY & PAPER 4.38%
Bowater Inc.                                        12,700        $     497,713
Crown Holdings Inc.                                102,600              680,238
                                                                  -------------
                                                                      1,177,951
OTHER MATERIALS (RUBBER & PLASTIC) 2.92%
A. Schulman Inc.                                    22,800              390,564
Spartech Corp.                                      19,800              394,020
                                                                  -------------
                                                                        784,584
TOTAL BASIC MATERIALS
(Cost $2,089,565)                                                     1,962,535
-------------------------------------------------------------------------------

CAPITAL GOODS 8.50%
ENGINEERING & CONSTRUCTION 1.00%
URS Corp.**                                         16,100              269,192

INDUSTRIAL PRODUCTS 2.39%
Kennametal Inc.                                     19,000              641,630

MACHINERY 2.44%
JLG Industries Inc.                                 35,900              267,096
Paxar Corp.**                                       34,700              390,028
                                                                  -------------
                                                                        657,124
TRANSPORTATION EQUIPMENT & PARTS 2.67%
Cummins Inc.                                         9,500              325,660
Oshkosh Truck Corp.                                  7,100              393,553
                                                                  -------------
                                                                        719,213
TOTAL CAPITAL GOODS
(Cost $2,537,767)                                                     2,287,159
-------------------------------------------------------------------------------

COMMERCIAL SERVICES 8.50%
BUSINESS PRODUCTS & SERVICES 5.39%
APAC Customer Services Inc.**                       61,800              189,726
MAXIMUS Inc.**                                      16,300              436,188
NCO Group Inc.**                                    23,900              461,270
SOURCECORP**                                        19,100              363,473
                                                                  -------------
                                                                      1,450,657
ENVIRONMENTAL POLLUTION CONTROL 3.11%
Allied Waste Industries Inc.**                      84,700              836,836
TOTAL COMMERCIAL SERVICES
(Cost $2,605,993)                                                     2,287,493
-------------------------------------------------------------------------------

COMMUNICATIONS 2.36%
TELECOMM SERVICE PROVIDERS 2.36%
IDT Corp.**                                         20,200              324,210
IDT Corp. - Class B **                              19,500              310,830
                                                                  -------------
                                                                        635,040
TOTAL COMMUNICATIONS
(Cost $486,222)                                                         635,040
-------------------------------------------------------------------------------

CONSUMER CYCLICAL 16.35%
APPAREL & FOOTWEAR 1.21%
Wolverine World Wide Inc.                           17,700              325,149

CLOTHING & ACCESSORIES 2.88%
AnnTaylor Stores Corp.**                            15,600              398,892
Kellwood Co.                                        12,200              374,540
                                                                  -------------
                                                                        773,432

HOTELS & GAMING 1.10%
Prime Hospitality Corp.**                           44,400              295,704

RECREATION & LEISURE 4.90%
Bally Total Fitness Holding Corp.**                 25,200              201,096
Harman International Industries Inc.                 9,500              704,900
WMS Industries Inc.**                               27,900              412,920
                                                                  -------------
                                                                      1,318,916

--------------------------------------------------------------------------------
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
                           Statements of Investments
                                        SHARES            MARKET VALUE

RESTAURANTS 1.01%
CBRL Group Inc.                                      7,500        $     270,600

SPECIALTY RETAIL 3.94%
CSK Auto Corp.**                                    41,300              522,445
Rent-A-Center Inc.**                                 8,100              538,164
                                                                  -------------
                                                                      1,060,609
VEHICLE PARTS 1.31%
Cooper Tire & Rubber Co.                            22,200              352,758
TOTAL CONSUMER CYCLICAL
(Cost $4,095,293)                                                     4,397,168
-------------------------------------------------------------------------------

CONSUMER STAPLES 7.40%
FOOD & AGRICULTURAL PRODUCTS 4.91%
Bunge Ltd.                                          24,300              702,270
Delta and Pine Land Co.                             26,400              619,080
                                                                  -------------
                                                                      1,321,350
HOME PRODUCTS 1.01%
Elizabeth Arden Inc.**                              21,500              270,470

GROCERY AND CONVENIENCE STORES 1.48%
Casey's General Stores Inc.                         28,700              399,217
TOTAL CONSUMER STAPLES
(Cost $1,520,382)                                                     1,991,037
-------------------------------------------------------------------------------

ENERGY 5.16%
OIL SERVICES 5.16%
Offshore Logistics Inc.**                           25,500              530,910
Superior Energy Services**                          40,200              459,888
Tidewater Inc.                                      12,000              396,240
                                                                  -------------
                                                                      1,387,038
TOTAL ENERGY
(Cost $1,232,360)                                                     1,387,038
-------------------------------------------------------------------------------

FINANCIALS 13.42%
LIFE & HEALTH INSURANCE 1.97%
Delphi Financial Group - Class A                     5,820              267,254
Scottish Annuity & Life Holdings Ltd.               13,800              263,028
                                                                  -------------
                                                                        530,282
OTHER BANKS 4.70%
Colonial BancGroup Inc.                             22,700              306,677
First Community Bancorp                             16,000              482,400
Westamerica Bancorporation                          10,700              475,401
                                                                  -------------
                                                                      1,264,478
PROPERTY - CASUALTY INSURANCE 0.98%
W.R. Berkley Corp.                                   5,350              263,488

SECURITIES & ASSET MANAGEMENT 3.09%
Affiliated Managers Group**                         10,100              555,500
Labranche & Company Inc.                            13,300              275,975
                                                                  -------------
                                                                        831,475
SPECIALTY FINANCE 2.68%
American Home Mortgage                              26,500              434,335
Cash America International Inc.                     23,800              286,076
                                                                  -------------
                                                                        720,411
TOTAL FINANCIALS
(Cost $3,162,380)                                                     3,610,134
-------------------------------------------------------------------------------

MEDICAL - HEALTHCARE 9.47%
HEALTHCARE SERVICES 3.33%
Omnicare Inc.                                       20,534              557,498
Province Healthcare Co.**                           30,950              338,903
                                                                  -------------
                                                                        896,401

--------------------------------------------------------------------------------
84                       Annual Report May 31, 2003                       [LOGO]

                            Statements of Investments

                                       SHARES       MARKET VALUE

MEDICAL PRODUCTS & SUPPLIES 6.14%
Cooper Companies Inc.                               15,700        $     541,964
Cytyc Corp.**                                       50,400              523,656
Sybron Dental Specialties Inc.**                    27,000              585,900
                                                                  -------------
                                                                      1,651,520
TOTAL MEDICAL - HEALTHCARE
(Cost $2,127,046)                                                     2,547,921
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) 3.12%
REITS 3.12%
Glenborough Realty
Trust Inc.                                          15,700              292,805
Innkeepers USA Trust                                36,400              281,372
Taubman Centers Inc.                                13,700              265,780
                                                                  -------------
                                                                        839,957
TOTAL REITS
(Cost $888,337)                                                         839,957
-------------------------------------------------------------------------------

TECHNOLOGY 9.79%
COMPUTER SOFTWARE 2.52%
Activision Inc.**                                   22,400              380,352
MSC Software Corp.**                                43,700              296,723
                                                                  -------------
                                                                        677,075
IT SERVICES 2.13%
Ciber Inc.**                                        95,100              574,404

SEMICONDUCTOR CAPITAL EQUIPMENT 2.96%
Asyst Technologies Inc.**                           60,000              399,600
Veeco Instruments Inc.**                            20,500              395,445
                                                                  -------------
                                                                        795,045
SEMICONDUCTORS 2.18%
Fairchild Semiconductor International Inc.**        41,900              585,762
TOTAL TECHNOLOGY
(Cost $3,065,127)                                                     2,632,286
-------------------------------------------------------------------------------

TRANSPORTATION 5.30%
TRUCKING - SHIPPING - AIR FREIGHT 5.30%
Stelmar Shipping Ltd.**                             31,900              494,450
Teekay Shipping Corp.                               10,800              454,140
USF Corp.                                           15,900              476,046
                                                                  -------------
                                                                      1,424,636
TOTAL TRANSPORTATION
(Cost $1,270,777)                                                     1,424,636
-------------------------------------------------------------------------------

UTILITIES 1.53%
ELECTRIC - GAS UTILITIES 1.53%
Energen Corp.                                       11,100              362,193
Questar Corp.                                        1,500               48,420
                                                                  -------------
                                                                        410,613
TOTAL UTILITIES
(Cost $338,361)                                                         410,613
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $25,419,610)                                                   26,413,017
-------------------------------------------------------------------------------

MUTUAL FUNDS 1.95%
Goldman Sachs Financial Square
  Prime Obligations Fund - FST Shares              525,710              525,710
TOTAL MUTUAL FUNDS
(Cost $525,710)                                                         525,710
-------------------------------------------------------------------------------
Total Investments
(Cost $25,945,320)                                 100.15%        $  26,938,727
Liabilities in Excess of Other Assets               (0.15%)             (39,344)
                                               --------------------------------
NET ASSETS                                         100.00%        $  26,899,383
-------------------------------------------------------------------------------
SEE NOTES TO STATEMENTS OF INVESTMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  85

                            Statements of Investments

WESTCORE FLEXIBLE INCOME FUND

                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
COMMON STOCKS 5.63%
FINANCIAL 4.08%
REAL ESTATE INVESTMENT TRUSTS (REITS) 4.08%
Equity Office Properties Trust                                                 2,000    $     53,820
FelCor Lodging Trust Inc.                                                      2,000          16,980
First Industrial Realty Trust Inc.                                             2,000          60,280
Host Marriott Corp.**                                                          6,100          54,900
iStar Financial Inc.                                                           2,000          66,000
Mills Corp.                                                                    2,000          65,300
Plum Creek Timber Co. Inc.                                                     2,000          52,800
Post Properties Inc.                                                           1,000          26,770
                                                                                        ------------
                                                                                             396,850
TOTAL FINANCIAL
(Cost $411,806)                                                                              396,850
----------------------------------------------------------------------------------------------------

INDUSTRIAL 1.55%
ENERGY 1.24%
Kinder Morgan Inc.                                                                 1              51
Kinder Morgan Management LLC                                                   1,094          38,826
Northern Border Partners LP                                                    2,000          81,200
                                                                                             120,077
TELECOMMUNICATIONS 0.31%
AT&T Canada Inc.:
  Class A**                                                                       19             550
  Class B**                                                                    1,032          29,928
                                                                                        ------------
                                                                                              30,478
TOTAL INDUSTRIAL
(Cost $182,362)                                                                              150,555
----------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $594,168)                                                                              547,405
----------------------------------------------------------------------------------------------------

NONCONVERTIBLE PREFERRED STOCKS 10.98%

FINANCIAL 7.82%
COLLATERALIZED OBLIGATIONS 0.99%
CREST 2003-1 Ltd. - Series 2003-1A,
  8.50%, 05/28/2019 (1)(7)(8)                                NR/BB-          200,000          96,250

--------------------------------------------------------------------------------
86                         Annual Report May 31, 2003                     [LOGO]

                            Statements of Investments

                                                            BOND RATING*
                                                            MOODY'S/S&P      SHARES     MARKET VALUE
                                                            -----------    ---------    ------------
FINANCIAL SERVICES 0.53%
Delphi Financial Group Inc.,     8.00%, 05/15/2033           Ba1/BBB           2,000    $     51,938

REITS 6.30%
Anthracite Capital Inc. - Series C, 9.375%                   NR/NR             2,000          50,688
Apartment Investment & Management Co. -
  Series G, 9.375%                                           Ba3/B+            2,000          54,240
Colonial Properties Trust:
  Series C, 9.25%                                            Ba1/BB+           2,000          55,875
  Series D, 8.125%                                           Ba1/BB+           2,000          52,250
EIX Trust I - Series A, 7.875%, 07/26/2029**                 Caa2/CCC          2,000          53,520
First Industrial Realty Trust Inc. - Series E, 7.90%         Baa3/BBB          1,000          25,310
Host Marriott Corp. - Class C, 10.00%                        B3/CCC+           2,000          48,100
Kimco Realty Corp. - Series C, 8.375%                        Baa2/BBB+         2,000          50,580
New Plan Excel Realty Trust - Series E, 7.625%               Baa3/BBB-         1,000          26,062
Public Storage - Series R, 8.00%                             Baa2/BBB+         1,000          26,781
Rouse Capital - 9.25%, 12/31/2025                            Ba1/BB+           1,500          38,550
SNH Capital Trust I, 10.125%, 06/15/2041                     Ba3/BB-           2,500          69,350
Taubman Centers Inc. - Series A, 8.30%                       B1/B+             1,400          35,294
Vornado Realty Trust - Series C, 8.50%                       Baa3/BBB-         1,000          26,200
                                                                                        ------------
                                                                                             612,800
TOTAL FINANCIAL
(Cost $694,727)                                                                              760,988
----------------------------------------------------------------------------------------------------

INDUSTRIAL 1.45%
AUTOMOBILES 0.53%
General Motors Corp., 7.375%, 05/15/2048                     NR/BBB            2,000          51,063

ENERGY 0.43%
Coastal Finance I, 8.375%, 06/30/2038                        Caa3/CCC+         2,000          42,125

TOBACCO 0.49%
PreferredPlus Trust PMC-1, 6.50%, 01/15/2027                 Baa/BBB           2,000          47,480
TOTAL INDUSTRIAL
(Cost $133,051)                                                                              140,668
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  87

                            Statements of Investments

                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
TRANSPORTATION 0.95%
AIRLINES 0.95%
AMR Corp. - 7.875%, 07/13/2039                               Caa2/NR           1,300    $     14,365
Delta Air Lines Inc. - 8.125%, 07/01/2039                    NR/B              4,400          76,340
UAL Corp. Capital Trust - Series T, 13.25% (5)               C/D               1,000           1,300
                                                                                        ------------
                                                                                              92,005
TOTAL TRANSPORTATION
(Cost $124,692)                                                                               92,005
----------------------------------------------------------------------------------------------------

UTILITIES 0.76%
ELECTRIC - DISTRIBUTION 0.52%
Yorkshire Capital Trust I, 8.08%, 06/30/2038                 Baa3/BBB          2,000          50,900

ELECTRIC - INTEGRATED 0.24%
REI Trust I - Series C, 7.20%, 03/31/2048                    Ba2/BB+           1,000          23,125
TOTAL UTILITIES
(Cost $72,500)                                                                                74,025
----------------------------------------------------------------------------------------------------
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,024,970)                                                                          1,067,686
----------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS 6.62%
INDUSTRIAL 4.66%
AEROSPACE & DEFENSE 0.58%
Raytheon Co. - 8.25%, 05/15/2004                             NR/BB             1,000          56,625

AUTOMOBILES 2.23%
Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032           Baa2/BB+          3,700         167,888
General Motors Corp., Series B, 5.25%, 03/06/2032            A3/BBB            2,000          48,750
                                                                                        ------------
                                                                                             216,638

ENERGY 1.85%
Duke Energy Corp., 8.00%, 11/16/2004                         NR/NR             4,000          62,240
El Paso Corp., 9.00%, 08/16/2005                             Caa1/NR           2,000          62,250
Williams Companies Inc., 9.00%, 02/16/2005                   Caa1/B+           4,500          55,688
                                                                                        ------------
                                                                                             180,178
TOTAL INDUSTRIAL
(Cost $450,520)                                                                              453,441
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
88                         Annual Report May 31, 2003                     [LOGO]

                            Statements of Investments

                                                                            SHARES/
                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
TRANSPORTATION 0.53%
AIRLINES 0.53%
Continental Airlines Finance Trust II, 6.00%, 11/15/2030     C/CCC             2,500    $     51,563
TOTAL TRANSPORTATION
(Cost $49,500)                                                                                51,563
----------------------------------------------------------------------------------------------------

UTILITIES 1.43%
ELECTRIC - GENERATION 1.43%
AES Trust III, 6.75%, 10/15/2029                             Ca/CCC+           1,000          31,250
Calpine Capital Trust II, 5.50%, 02/01/2005 (9)              B2/B              1,000          35,750
Mirant Trust I, 6.25%, 10/01/2030                            Ca/CCC            3,000          72,300
                                                                                        ------------
                                                                                             139,300
TOTAL UTILITIES
(Cost $128,600)                                                                              139,300
----------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $628,620)                                                                              644,304
----------------------------------------------------------------------------------------------------

COLLATERALIZED OBLIGATIONS & MORTGAGE-BACKED SECURITIES                        3.05%
COLLATERALIZED DEBT OBLIGATIONS 2.05%
I-Preferred Term Securities I Ltd., Subordinate
  Income Notes, 22.00%, 12/11/2032 (1)(6)(7)(8)              NR/NR           100,000         100,000
Preferred Term Securities VI Ltd., Subordinate
  Income Notes, 24.90%, 07/03/2032 (1)(6)(7)(8)              NR/NR           100,000         100,000
                                                                                        ------------
                                                                                             200,000

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.00%
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(7)          Baa3/BB+         97,689          97,188
TOTAL COLLATERALIZED OBLIGATIONS & MORTGAGE-BACKED SECURITIES
(Cost $297,689)                                                                              297,188
----------------------------------------------------------------------------------------------------

CORPORATE BONDS 66.99%
FINANCIAL 12.54%
FINANCIAL SERVICES 0.06%
Finova Capital Corp., 7.50%, 11/15/2009                      NR/NR            15,000           6,187

INSURANCE 4.72%
Leucadia Capital Trust, 8.65%, 01/15/2027                    Ba2/BB          110,000         102,850
Leucadia National Corp., 7.75%, 08/15/2013                   Ba1/BBB-        250,000         253,750
Zurich Reinsurance, 7.125%, 10/15/2023                       Baa1/BBB        100,000         102,629
                                                                                        ------------
                                                                                             459,229

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  89

                            Statements of Investments

                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
REITS 7.76%
Centerpoint Properties Corp., 6.75%, 04/01/2005              Baa2/BBB        100,000    $    107,142
Developer's Diversified Realty, 7.00%, 03/19/2007            Baa3/BBB         50,000          55,319
EOP Operating LP, 7.875%, 07/15/2031                         Baa1/BBB+       100,000         125,390
iStar Financial Inc., 8.75%, 08/15/2008                      Ba1/BB+          50,000          54,375
Price Development Co. LP, 7.29%, 03/11/2008                  Baa3/BB+        125,000         125,000
Realty Income Corp., 7.75%, 05/06/2007                       Baa2/BBB-        50,000          57,057
Security Capital Industrial Trust, 7.95%, 05/15/2008         Baa1/BBB+       200,000         230,003
                                                                                        ------------
                                                                                             754,286
TOTAL FINANCIAL
(Cost $1,126,087)                                                                          1,219,702
----------------------------------------------------------------------------------------------------

INDUSTRIAL 42.53%
AUTOMOBILES 1.93%
Dana Corp., 6.50%, 03/01/2009                                Ba3/BB           50,000          48,000
Ford Motor Co., 7.45%, 07/16/2031                            Baa1/BBB        150,000         139,937
                                                                                        ------------
                                                                                             187,937

ENERGY 4.18%
Amerigas Partners LP, 8.875%, 05/20/2011                     B2/BB-          100,000         108,000
Dynegy Holdings Inc., 8.75%, 02/15/2012                      Caa2/CCC+        50,000          44,250
Enron Corp.:
  6.75%, 07/01/2005 (5)(6)                                   C/NR            150,000           1,500
  8.25%, 09/15/2012 (5)(6)                                   C/NR          2,025,000          20,250
Northern Border Pipeline, 6.25%, 05/01/2007                  A3/A-            75,000          82,472
Tennessee Gas Pipeline, 7.00%, 03/15/2027                    B1/B+           100,000         100,000
Transcontinental Gas Pipeline, 6.25%, 01/15/2008             B3/B+            50,000          49,750
                                                                                        ------------
                                                                                             406,222

HEALTHCARE 2.64%
Tenet Healthcare Corp., 7.375%, 02/01/2013                   Baa3/BBB-       250,000         256,875

HOTEL - RESTAURANT - LEISURE 18.06%
Circus Circus Enterprises Inc., 7.625%, 07/15/2013           Ba3/BB-         225,000         225,000
Hilton Hotels Corp., 7.625%, 05/15/2008                      Ba1/BBB-        250,000         268,125
Hyatt Equities LLC, 6.875%, 06/15/2007 (1)                   Baa3/BBB         50,000          52,353
Mirage Resorts Inc., 6.75%, 08/01/2007                       Ba1/BBB-        200,000         213,000
Mohegan Tribal Gaming, 8.00%, 04/01/2012                     Ba3/BB-         250,000         266,250
Park Place Entertainment Corp., 8.875%, 09/15/2008           Ba2/BB+         200,000         217,500
Royal Caribbean Cruises Ltd., 6.75%, 03/15/2008              Ba2/BB+         250,000         240,000
Venetian Casino Resort LLC, 11.00%, 06/15/2010               B3/B-           250,000         274,687
                                                                                        ------------
                                                                                           1,756,915

--------------------------------------------------------------------------------
90                         Annual Report May 31, 2003                     [LOGO]

                            Statements of Investments

                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
MANUFACTURING 4.36%
Briggs & Stratton Corp., 8.875%, 03/15/2011                  Ba1/BB+         100,000    $    114,500
IDEX Corp., 6.875%, 02/15/2008                               Baa3/BBB         75,000          81,125
Kennametal Inc., 7.20%, 06/15/2012                           Ba1/BBB          50,000          55,340
Tyco International Group:
  6.75%, 02/15/2011                                          Ba2/BBB-         25,000          25,687
  6.875%, 01/15/2029                                         Ba2/BBB-         50,000          48,050
U.S. Steel Corp., 9.75%, 05/15/2010                          B1/BB-          100,000          99,500
                                                                                        ------------
                                                                                             424,202

MEDIA - PUBLISHING - CABLE 3.73%
Charter Communication Holdings Capital Corp.:
  8.25%, 04/01/2007                                          Ca/CCC-         100,000          73,500
  11.125%, 01/15/2011                                        Ca/CCC-         350,000         257,250
Time Warner Inc., 9.15%, 02/01/2023                          Baa1/BBB+        25,000          31,856
                                                                                        ------------
                                                                                             362,606

OFFICE AUTOMATION & EQUIPMENT 1.55%
Xerox Corp., 5.50%, 11/15/2003                               B1/B+           150,000         150,375

RETAIL 1.06%
Penney (JC) Co. Inc., 7.625%, 03/01/2097                     Ba3/BB+         120,000         102,600

TELECOMMUNICATIONS 5.02%
Level 3 Communications Inc., 12.875%, 3/15/2010              Caa3/CC         200,000         135,000
Lucent Technologies Inc.:
  5.50%, 11/15/2008                                          Caa1/B-         100,000          86,500
  6.45%, 03/15/2029                                          Caa1/B-          50,000          35,250
Nortel Networks Ltd., 6.125%, 02/15/2006                     B3/B            175,000         170,625
Qwest Services Corp., 14.00%. 12/15/2014 (1)                 NR/CCC+          27,000          31,522
WorldCom Inc., 8.25%, 05/15/2031 (5)                         NR/NR           100,000          29,750
                                                                                        ------------
                                                                                             488,647
TOTAL INDUSTRIAL
(Cost $4,030,347)                                                                          4,136,379
----------------------------------------------------------------------------------------------------

TRANSPORTATION 11.07%
AIRLINES 11.07%
American Airlines, Pass-Through Certificates, Series
  2001-01, Class A-2, 6.817%, 05/23/2011                     Ba1/BBB-        250,000         193,664
Atlas Air Inc., Pass-Through Certificates, Series 991A,
  7.20%, 01/02/2019 (4)                                      Ba1/BB-         111,056          94,540

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  91

                            Statements of Investments

                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
Continental Airlines Inc.:
  Pass-Through Certificates, Series 99-2,
  Class B, 7.566%, 03/15/2020 (4)                            Ba2/BBB-        228,771    $    159,801
  Pass-Through Certificates, Series 1998-3,
  Class A-2, 6.32%, 05/01/2010 (4)                           Baa3/A           50,000          46,151
Delta Airlines Inc.:
  7.70%, 12/15/2005                                          B3/B            325,000         269,750
  Pass-Through Certificates,
  Series 2001-1, Class A, 6.619%, 3/18/2011                  Baa2/A           40,472          39,793
  Pass-Through Certificates, Series 2001-1,
  Class A, 7.379%, 11/18/2011                                Baa2/A           38,244          38,227
United AirLines Inc.:
  Equipment Trust, Series 92-A,
  9.35%, 04/07/2016 (4)(5)                                   Caa2/CCC        225,000          57,585
  Pass-Through Certificates,
  Series 95-A1, 9.02%, 04/19/2012 (4)(5)                     Caa2/CCC        199,380          57,440
US Airways Inc., Pass-Through Certificates, Series 98-1,
  6.85%, 01/30/2018 (4)                                      Baa3/A          133,265         119,780
                                                                                        ------------
                                                                                           1,076,731
TOTAL TRANSPORTATION
(Cost $1,517,810)                                                                          1,076,731
----------------------------------------------------------------------------------------------------

UTILITIES 0.85%
ELECTRIC - INTEGRATED 0.85%
Illinois Power Co., 11.50%, 12/15/2010 (1)                   B3/B             50,000          55,125
Nevada Power Co., 10.875%, 10/15/2009                        Ba2/NR           25,000          27,687
                                                                                        ------------
                                                                                              82,812
TOTAL UTILITIES
(Cost $72,422)                                                                                82,812
----------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $6,746,666)                                                                          6,515,624
----------------------------------------------------------------------------------------------------

MUTUAL FUNDS 4.12%
Goldman Sachs Financial Square Prime
  Obligations Fund - FST Shares                                              400,355         400,355
TOTAL MUTUAL FUNDS
(Cost $400,355)                                                                              400,355
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
92                         Annual Report May 31, 2003                     [LOGO]

                            Statements of Investments

                                                                           PRINCIPAL
                                                                            AMOUNT      MARKET VALUE
                                                                           ---------    ------------
Total Investments (Cost $9,692,468)                                            97.39%   $  9,472,562
Other Assets in Excess of Liabilities                                           2.61%        253,521
                                                                           -------------------------
NET ASSETS                                                                    100.00%   $  9,726,083
----------------------------------------------------------------------------------------------------

See Notes to Statements of Investments

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  93

                            Statements of Investments

WESTCORE PLUS BOND FUND

                                                                            SHARES/
                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
NONCONVERTIBLE PREFERRED STOCKS 3.38%

FINANCIAL 2.90%
COLLATERALIZED OBLIGATIONS 0.73%
CREST 2003-1 Ltd. - Series 2003-1A,
  8.50%, 05/28/2019 (1)(7)(8)                                NR/BB-          800,000    $    385,000

REAL ESTATE INVESTMENT TRUSTS (REITS) 2.17%
Colonial Properties Trust:
  Series C, 9.25%                                            Ba1/BB+          10,000         279,375
  Series D, 8.125%                                           Ba1/BB+          12,000         313,500
New Plan Excel Realty Trust - Series E, 7.625%               Baa3/BBB-        12,000         312,750
Public Storage Inc. - Series R, 8.00%                        Baa2/BBB+         9,000         241,032
                                                                                        ------------
                                                                                           1,146,657
TOTAL FINANCIAL
(Cost $1,471,980)                                                                          1,531,657
----------------------------------------------------------------------------------------------------
INDUSTRIAL 0.48%
AUTOMOBILES 0.48%
General Motors Corp., 7.375%, 05/15/2048                     NR/BBB           10,000         255,313
TOTAL INDUSTRIAL
(Cost $250,000)                                                                              255,313
----------------------------------------------------------------------------------------------------
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,721,980)                                                                          1,786,970
----------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS 0.71%
INDUSTRIAL 0.71%
AUTOMOBILES 0.71%
Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032           Baa2/BB+          5,000         226,875
General Motors Corp., Series B, 5.25%, 03/06/2032            A3/BBB            6,000         146,250
                                                                                        ------------
                                                                                             373,125
TOTAL INDUSTRIAL
(Cost $400,000)                                                                              373,125
----------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $400,000)                                                                              373,125
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
94                         Annual Report May 31, 2003                     [LOGO]

                            Statements of Investments

                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
CONVERTIBLE BONDS 0.49%
INDUSTRIAL 0.49%
TELECOMMUNICATIONS 0.49%
Corning Inc., Zero Coupon, 3.50%, 11/08/2015 (2)(4)          Ba2/BB+         350,000    $    259,000
TOTAL INDUSTRIAL
(Cost $227,336)                                                                              259,000
----------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(Cost $227,336)                                                                              259,000
----------------------------------------------------------------------------------------------------

CORPORATE BONDS 60.92%
FINANCIAL 30.16%
FINANCIAL SERVICES 5.59%
BB&T Corp., 6.375%, 06/30/2005                               A2/A-           300,000         327,243
General Electric Capital Corp. - Series A,
  6.75%, 03/15/2032                                          Aaa/AAA         325,000         390,583
General Motors Acceptance Corp.:
  3.339%, 03/04/2005 (9)                                     A2/BBB          300,000         300,513
  6.875%, 09/15/2011                                         A2/BBB          500,000         518,235
International Lease Finance Corp., 5.875%, 05/01/2013        A1/AA-          200,000         216,262
M & T Bank, 3.85%, 04/01/2013                                A3/A-           250,000         257,158
Pemex Finance Ltd., 7.80%. 02/15/2013, MBIA                  Aaa/AAA         150,000         174,901
Wells Fargo & Co.:
  3.50%, 04/04/2008                                          Aa2/A+          325,000         335,947
  5.00%, 11/15/2014                                          Aa3/A           400,000         426,628
                                                                                        ------------
                                                                                           2,947,470
INSURANCE 5.59%
Aetna Services Inc., 7.125%, 08/15/2006                      Aa3/A+          500,000         568,113
Fund American Companies Inc., 5.875%, 05/15/2013             Baa2/BBB-       350,000         366,129
Leucadia Capital Trust I, 8.65%, 01/15/2027                  Ba2/BB          271,000         253,385
Leucadia National Corp., 7.75%, 08/15/2013                   Ba1/BBB-      1,200,000       1,218,000
Phoenix Home Mutual Life, 6.95%, 12/01/2006 (1)              Baa2/A-         500,000         539,663
                                                                                        ------------
                                                                                           2,945,290

REITS 18.98%
AvalonBay Communities Inc., 6.125%, 11/01/2012               Baa1/BBB+       375,000         422,337
BRE Properties Inc., 7.45%, 01/15/2011                       Baa2/BBB        400,000         479,046
Boston Properties Inc., 6.25%, 01/15/2013 (1)                Baa2/BBB        275,000         309,139
Bradley Operating LP, 7.20%, 01/15/2008                      Baa3/BBB-       175,000         183,126
Centerpoint Properties Corp., 6.75%, 04/01/2005              Baa2/BBB        400,000         428,570
Chateau Properties LP, 6.92%, 12/10/2014 (4)                 Ba1/BBB-        375,000         394,434
Chelsea GCA Realty Partnership LP, 7.25%, 10/21/2007         Baa3/BBB-       300,000         346,010

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  95

                            Statements of Investments

                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
Colonial Realty LP, 7.00%, 07/14/2007                        Baa3/BBB-       300,000    $    330,358
Developers Diversified Realty, 7.00%, 3/19/2007              Baa3/BBB        350,000         387,234
EOP Operating LP:
  7.875%, 07/15/2031                                         Baa1/BBB+       450,000         564,257
  7.50%, 04/19/2029                                          Baa1/BBB+       100,000         119,350
HRPT Properties Trust, 6.95%, 04/01/2012                     Baa2/BBB        225,000         255,450
Health Care Property Investors Inc., 6.45%, 06/25/2012       Baa2/BBB+       350,000         379,991
Healthcare Realty Trust Inc., 8.125%, 05/01/2011             Baa3/BBB-       350,000         392,659
iStar Financial Inc., 8.75%, 08/15/2008                      Ba1/BB+         125,000         135,937
Kimco Realty Corp., 5.98%, 07/30/2012                        Baa1/A-         400,000         447,781
Nationwide Health Properties Inc., 7.23%, 11/08/2006         Baa3/BBB-       425,000         468,597
Post Apartment Homes, 6.85%, 03/16/2015 (4)                  Baa2/BBB        200,000         212,310
Price Development Co. LP, 7.29%, 03/11/2008                  Baa3/BB+        550,000         550,000
Rouse Co., 8.00%, 04/30/2009                                 Baa3/BBB-       300,000         358,209
Security Capital Industrial Trust, 7.95%, 05/15/2008         Baa1/BBB+       600,000         690,009
Senior House Trust, 8.625%, 01/15/2012                       Ba2/BB+         150,000         159,750
Simon Property Group LP, 5.45%, 03/15/2013 (1)               Baa2/BBB        350,000         373,967
United Dominion Realty Trust, 7.02%, 11/15/2005              Baa3/BBB-       500,000         549,430
Vornado Realty Trust, 5.625%, 06/15/2007                     Baa2/BBB        400,000         427,778
Weingarten Realty Investors, 7.00%, 07/15/2011               A3/A            550,000         642,109
                                                                                        ------------
                                                                                          10,007,838
TOTAL FINANCIAL
(Cost $14,471,555)                                                                        15,900,598
----------------------------------------------------------------------------------------------------

INDUSTRIAL 24.69%
CHEMICALS 1.21%
Borden Inc., 7.875%, 02/15/2023                              B2/BB-          500,000         320,000
Ferro Corp., 9.125%, 01/01/2009                              Baa3/BBB-       275,000         320,550
                                                                                        ------------
                                                                                             640,550
COMMERCIAL SERVICES 0.48%
Aramark Services Inc., 7.00%, 05/01/2007                     Baa3/BBB-       225,000         251,783

ENERGY 6.97%
Burlington Resources, 7.375%, 03/01/2029                     Baa1/BBB+       361,000         442,919
ConocoPhillips, 4.75%, 10/15/2012                            A3/A-           300,000         320,194
Enron Corp.:
  6.75%, 07/01/2005 (5)(6)                                   C/NR            325,000           3,250
  8.25%, 09/15/2012 (5)(6)                                   C/NR            100,000           1,000
Kinder Morgan Energy Partners, 7.30%, 08/15/2033             Baa1/BBB+       350,000         431,089
MidAmerica Energy Holdings Co., 5.875%, 10/01/2012           Baa3/BBB-       175,000         194,213
Northern Border Pipeline, 6.25%, 05/01/2007                  A3/A-           200,000         219,925
Northern Natural Gas Co., 5.375%, 10/31/2012 (1)             Baa2/A-         350,000         380,960

--------------------------------------------------------------------------------
96                         Annual Report May 31, 2003                     [LOGO]

                            Statements of Investments

                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
Tennessee Gas Pipeline, 7.00%, 03/15/2027 (4)                B1/B+           600,000    $    600,000
Transcontinental Gas Pipeline:
  6.25%, 01/15/2008                                          B3/B+           325,000         323,375
  Series B, 7.00%, 08/15/2011                                B3/B+           750,000         757,500
                                                                                        ------------
                                                                                           3,674,425
HEALTHCARE 0.49%
Tenet Healthcare Corp., 7.375%, 02/01/2013                   Baa3/BBB-       250,000         256,875

HOTEL - RESTAURANT - LEISURE 6.23%
Circus Circus Enterprises Inc., 7.625%, 07/15/2013           Ba3/BB-         750,000         750,000
Hilton Hotels Corp., 7.625%, 05/15/2008                      Ba1/BBB-        550,000         589,875
Hyatt Equities LLC, 6.875%, 06/15/2007 (1)                   Baa3/BBB        150,000         157,059
Mirage Resorts Inc., 6.75%, 08/01/2007                       Ba1/BBB-        650,000         692,250
Park Place Entertainment Corp., 8.875%, 09/15/2008           Ba2/BB+         700,000         761,250
Royal Caribbean Cruises Ltd., 6.75%, 03/15/2008              Ba2/BB+         350,000         336,000
                                                                                        ------------
                                                                                           3,286,434
MANUFACTURING 1.83%
Briggs & Stratton Corp., 8.875%, 03/15/2011                  Ba1/BB+         250,000         286,250
Deere & Co., 6.95%, 04/25/2014                               A3/A-           350,000         429,797
Kennametal Inc., 7.20%, 06/15/2012                           Ba1/BBB         225,000         249,030
                                                                                        ------------
                                                                                             965,077
MEDIA - PUBLISHING - CABLE 3.51%
AT&T Broadband Corp., 8.375%, 03/15/2013                     Baa3/BBB        300,000         378,014
Charter Communications Holdings Capital Corp.,
  11.125%, 01/15/2011                                        Ca/CCC-         350,000         257,250
Time Warner Inc., 9.15%, 02/01/2023                          Baa1/BBB+       400,000         509,689
Walt Disney Co., 6.20%, 06/20/2014                           Baa1/BBB+       625,000         706,445
                                                                                        ------------
                                                                                           1,851,398
METALS 0.44%
Cyprus Amax Minerals Co., 6.625%, 10/15/2005                 Baa3/BBB-       225,000         232,363

PAPER & RELATED PRODUCTS 1.40%
Georgia - Pacific Corp., 9.875%, 11/01/2021 (4)              Ba3/BB+         750,000         738,750

RESEARCH & DEVELOPMENT 0.81%
Science Applications International Corp., 6.25%,
  07/01/2012                                                 A3/A-           375,000         425,681

RETAIL 0.40%
Wal-Mart Stores Inc., 4.55%, 05/01/2013                      Aa2/AA          200,000         210,600

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  97

                            Statements of Investments

                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
TELECOMMUNICATIONS 0.92%
Nortel Networks Ltd., 6.125%, 02/15/2006                     B3/B            500,000    $    487,500
TOTAL INDUSTRIAL
(Cost $12,391,694)                                                                        13,021,436
----------------------------------------------------------------------------------------------------

TRANSPORTATION 3.63%
AIRLINES 3.63%
America West Airlines Inc., Pass - Through Certificates,
  Series 1999-1, Class G, 7.93%, 01/02/2019, AMBAC (4)       Aaa/AAA         155,179         164,236
Continental Airlines Inc.:
  Pass-Through Certificates, Series 99-2,
  Class B, 7.566%, 03/15/2020 (4)                            Ba2/BBB-        183,017         127,841
  Pass-Through Certificates, Series 1998-3,
  Class A-2, 6.32%, 05/01/2010 (4)                           Baa3/A          200,000         184,604
Delta Airlines Inc.:
  7.70%, 12/15/2005                                          B3/B            300,000         249,000
  Pass-Through Certificates, Series 2001-1,
  Class A-2, 7.111%, 09/18/2011                              Baa2/A          300,000         293,998
United AirLines Inc.:
  Pass-Through Certificates, Series 95-A1,
  9.02%, 04/19/2012 (4)(5)                                   Caa2/CCC      2,791,321         804,166
  Equipment Trust, Series 92-A, 9.35%, 04/07/2016 (4)(5)     Caa2/CCC        350,000          89,577
                                                                                        ------------
                                                                                           1,913,422
TOTAL TRANSPORTATION
(Cost $2,960,069)                                                                          1,913,422
----------------------------------------------------------------------------------------------------

UTILITIES 2.44%
ELECTRIC - DISTRIBUTION 1.24%
CE Electric UK Funding Co., 6.995%, 12/30/2007 (1)           Baa3/BBB+       600,000         651,364

ELECTRIC - INTEGRATED 1.20%
Illinois Power Co., 11.50%, 12/15/2010 (1)                   B3/B            400,000         441,000
Nevada Power Co., 10.875%, 10/15/2009                        Ba2/NR          175,000         193,813
                                                                                        ------------
                                                                                             634,813
TOTAL UTILITIES
(Cost $1,152,349)                                                                          1,286,177
----------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $30,975,667)                                                                        32,121,633
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 98                        Annual Report May 31, 2003

                            Statements of Investments

                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
ASSET-BACKED SECURITIES, COLLATERALIZED OBLIGATIONS, &
MORTGAGE-BACKED SECURITIES 22.56%
ASSET-BACKED SECURITIES 4.24%
Arcadia Automobile Receivables Trust, Series 1999-C,
  Class A3, 7.20%, 06/15/2007                                Aaa/AAA         104,701    $    106,608
COMED Transitional Funding Trust, Series 1998-1,
  Class A6, 5.63%, 06/25/2009                                Aaa/AAA         150,000         166,462
Harley Davidson Motorcycle Trust, Series 2002-2,
  Class A2, 3.09%, 06/15/2010                                Aaa/AAA         400,000         412,680
Union Acceptance Corp. - Series 2002-A, Class A4,
  4.59%, 07/08/2008                                          Aaa/AAA         350,000         368,422
Vanderbilt Mortgage Finance:
  Series 1996-A, Class A5, 7.425%, 04/07/2026 (4)            Aaa/NR          131,567         141,813
  Series 2002-B, Class B1, 5.85%, 04/07/2018                 Baa2/BBB        325,000         306,821
Volkswagen Auto Lease Trust, Series 2002-A, Class A4,
  2.75%, 12/20/2007                                          Aaa/AAA         350,000         356,932
WFS Financial Owner Trust - Series 2002-1, Class A4A,
  4.87%, 09/20/2009                                          Aaa/AAA         350,000         373,729
                                                                                        ------------
                                                                                           2,233,467
COLLATERALIZED DEBT OBLIGATIONS 2.23%
CREST 2003-1 Ltd:
  Class A1, 1.8528%, 05/28/2018 (1)(9)                       Aaa/AAA         300,000         300,090
  Class D2, 7.332%, 05/28/2032 (1)(7)                        Baa3/BBB        150,000         145,567
Diversified REIT Trust - Series 1999-1A, Class D
  6.78%, 03/18/2011 (1)                                      Baa3/NR         300,000         328,744
I-Preferred Term Securities I Ltd., Subordinate
  Income Notes, 22.00%, 12/11/2032 (1)(6)(7)(8)              NR/NR           150,000         150,000
Preferred Term Securities VI Ltd., Subordinate
  Income Notes, 24.90%, 07/03/2032 (1)(6)(7)(8)              NR/NR           250,000         250,000
                                                                                        ------------
                                                                                           1,174,401
COLLATERALIZED MORTGAGE OBLIGATIONS 0.12%
Collateralized Mortgage Securities Corp., Series 1988-4,
  Class B, 8.75%, 04/20/2019                                 NR/AAA           61,294          61,551

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.78%
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(7)          Baa3/BB+        415,179         413,049

MORTGAGE-BACKED SECURITIES 15.19%
FHLMC:
  Gold Pool #E87866, 5.00%, 02/01/2017                                       979,702    $  1,014,878
  Gold Pool #G00336, 6.00%, 10/01/2024                                       875,655         912,118

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                  99

                            Statements of Investments

                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
FNMA:
  Pool #254194, 5.00%, 02/01/2017                                          2,230,899    $  2,318,463
  Pool #303845, 7.00%, 05/01/2011                                            195,470         208,431
  Pool #625994, 5.00%, 01/01/2017                                          1,190,311       1,235,814
  Pool #TBA703, 5.00%, 07/15/2033 (10)                                     1,750,000       1,788,829
GNMA Pool #780019, 9.50%, 12/15/2009                                         226,946         251,997
WAMU - Series 2003-AR3, Class B1, 4.78%, 04/25/2033 (4)(6)   Aa2/AA          274,759         281,540
                                                                                        ------------
                                                                                           8,012,070
TOTAL ASSET-BACKED SECURITIES, COLLATERALIZED OBLIGATIONS
& MORTGAGE-BACKED SECURITIES
(Cost $11,296,654)                                                                        11,894,538
----------------------------------------------------------------------------------------------------

U.S. GOVERNMENT TREASURIES 6.86%
U.S Treasury Note, 5.875%, 02/15/2004                                      3,500,000       3,617,170
TOTAL U.S. GOVERNMENT TREASURIES
(Cost $3,615,084)                                                                          3,617,170
----------------------------------------------------------------------------------------------------

MUTUAL FUNDS 3.64%
Goldman Sachs Financial Square Prime
  Obligations Fund - FST Shares                                            1,917,612       1,917,612
TOTAL MUTUAL FUNDS
(Cost $1,917,612)                                                                          1,917,612
----------------------------------------------------------------------------------------------------
Total Investments (Cost $50,154,333)                                           98.56%   $ 51,970,048
Other Assets in
  Excess of Liabilities                                                         1.44%        756,741
                                                                           -------------------------
NET ASSETS                                                                    100.00%   $ 52,726,789
----------------------------------------------------------------------------------------------------

See Notes to Statements of Investments

--------------------------------------------------------------------------------
100                        Annual Report May 31, 2003

                            Statements of Investments

WESTCORE COLORADO TAX-EXEMPT FUND

                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
CERTIFICATES OF PARTICIPATION 3.48%
Colorado Springs School District 11, 5.00%, 12/01/2017,
  Optional 12/01/2008 @ 100.00, MBIA                         Aaa/AAA         220,000    $    236,766
Fremont County, Certificate of Participation, Lease
  Purchase Agreement, 5.125%, 12/15/2012,
  Optional anytime @ 100.00, MBIA                            Aaa/AAA         500,000         558,585
Larimer County, Certificate of Participation,
  Courthouse & Jail Facilities Lease Purchase
  Agreement, 4.75%, 12/15/2009, Optional anytime
  @ 100.00, FSA                                              Aaa/AAA         500,000         560,990
Weld County, Certificate of Participation,
  Correctional Facilities Lease Purchase
  Agreement, 5.35%, 08/01/2010, Optional anytime
  @ 100.00, MBIA                                             Aaa/AAA         510,000         576,422
TOTAL CERTIFICATES OF PARTICIPATION
(Cost $1,736,276)                                                                          1,932,763
----------------------------------------------------------------------------------------------------

GENERAL OBLIGATION BONDS 61.32%
COUNTY-CITY-SPECIAL DISTRICT-SCHOOL DISTRICT 61.32%
Adams County School District 12:
  6.125%, 12/15/2007, Prerefunded 12/15/2003
  @ 100.00, FGIC                                             Aaa/AAA         500,000         513,525
  5.00%, 12/15/2020, Optional 12/15/2011
  @ 100.00, MBIA                                             Aaa/AAA         500,000         538,580
Adams & Arapahoe Counties Joint School District 28J:
  5.75%, 12/01/2006, MBIA                                    Aaa/AAA         100,000         114,332
  5.35%, 12/01/2015, Escrowed to Maturity                    A1/AA-          260,000         312,429
  5.00%, 12/01/2016, Optional 12/01/2013
  @ 100.00, FSA                                              Aaa/AAA         300,000         339,138
Adams & Arapahoe Counties School District 29J, 5.40%,
  12/01/2009, Optional 12/01/2006 @ 100.00, MBIA             Aaa/AAA         100,000         111,734
Adams & Weld Counties School District 27J:
  5.55%, 12/01/2009, Optional 12/01/2006
  @ 100.00, FGIC                                             Aaa/AAA         250,000         280,595
  5.50%. 12/01/2016, Optional 12/01/2008
  @ 100.00, FGIC                                             Aaa/AAA         550,000         631,411

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 101

                            Statements of Investments

                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
Arapahoe County School District 1:
  5.25%, 12/01/2013, Optional 12/01/2008
  @ 100.00, FSA                                              Aaa/AAA         500,000    $    565,680
  5.25%, 12/01/2014, FSA                                     Aaa/AAA         500,000         557,820
Arapahoe County School District 2, 6.75%,
  12/01/2004, Escrowed to Maturity                           Aa3/AA-          25,000          27,123
Arapahoe County School District 5, 5.50%, 12/15/2006         Aa1/AA          500,000         568,890
Arapahoe County School District 6, 5.50%, 12/01/2006         Aa2/AA          250,000         283,803
Archuleta & Hinsdale Counties Joint School District 50 JT,
  5.50%, 12/01/2014, Optional 12/01/2006
  @ 101.00, MBIA                                             Aaa/AAA         250,000         282,062
Basalt & Rural Fire Protection District,
Eagle & Pitkin Counties, 5.20%, 12/01/2015, Optional
  12/01/2006 @ 100.00, AMBAC                                 Aaa/AAA         100,000         109,079
Boulder County Open Space Acquisition, 5.40%,
  08/15/2015, Optional 08/15/2010 @ 100.00                   Aa1/AA+         500,000         567,155
Boulder & Gilpin Counties,
Boulder Valley School District Re-2:
  5.50%, 12/01/2005, FGIC                                    Aaa/AAA         100,000         110,394
  5.00%, 12/01/2011, Optional 12/01/2007
  @ 100.00, FGIC                                             Aaa/AAA       1,000,000       1,108,330
  5.125%, 12/01//2017, Optional 12/01/2009 @ 100             Aa3/AA          300,000         328,263
Carbondale & Rural Fire Protection District, Garfield,
  Gunnison & Pitkin Counties, 5.20%, 12/01/2010,
  Optional 12/01/2004 @ 101.00, AMBAC                        Aaa/AAA         100,000         107,049
Chaffee County School District R-31, 5.10%, 12/01/2009,
  Optional 12/01/2006 @ 100.00, FSA                          Aaa/AAA         150,000         168,739
Chaffee & Fremont Counties School District R-32J, 5.00%,
  12/01/2012, Optional 2/01/2007 @ 100.00, FSA               Aaa/AAA         425,000         464,614
City & County of Denver, Board Water Commissioners,
  5.50%, 10/01/2011                                          Aa1/AA+         250,000         297,855
Clear Creek County School District Re-1:
  5.30%, 12/01/2010, Optional 12/01/2005
  @ 100.00, MBIA                                             Aaa/AAA         300,000         326,775
  5.40%, 12/01/2011, Optional 12/01/2005
  @ 100.00, MBIA                                             Aaa/AAA         250,000         272,600
Denver City & County, 5.25%, 08/01/2005                      Aa1/AA+         500,000         543,345
Douglas & Elbert Counties School District Re-1:
  6.15%, 12/15/2008, Optional 12/15/2004
  @ 101.00, MBIA                                             Aaa/AAA         250,000         269,888
  5.25%, 12/15/2016, Optional 12/15/2011
  @ 100.00, MBIA                                             Aaa/AAA         500,000         568,560
  6.50%, 12/15/2016, Prerefunded 12/15/2004 @ 101.00         Aaa/AAA         500,000         546,590

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102                        Annual Report May 31, 2003                     [LOGO]

                            Statements of Investments

                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
  5.25%, 12/15/2017, Optional 12/15/2011
  @100.00, MBIA                                              Aaa/AAA       1,000,000    $  1,130,780
Eagle, Garfield & Routt Counties School District Re-50J:
  5.75%, 12/01/2003, FGIC                                    Aaa/AAA         200,000         204,668
  5.25%, 12/01/2015, Optional 12/01/2009
  @101.00, FGIC                                              Aaa/AAA       1,000,000       1,124,940
El Paso County School District 2:
  5.25%, 12/01/2012, Optional 12/01/2010
  @ 100.00, MBIA                                             Aaa/AAA         250,000         287,177
  5.70%, 12/01/2014, Prerefunded 12/01/2005
  @ 100.00                                                   A1/NR           100,000         111,066
El Paso County School District 12:
  5.90%, 09/15/2004                                          Aa1/NR           80,000          84,910
  5.00%, 09/15/2013                                          Aa1/NR        1,000,000       1,135,360
El Paso County School District 20,
  5.70%, 12/15/2006, FGIC                                    Aaa/AAA         250,000         285,788
El Paso County School District 49:
  6.75%, 12/01/2004, Prerefunded 12/01/2000
  @ 100.00, MBIA                                             Aaa/AAA          65,000          66,698
  6.00%, 12/01/2009; Sinking Fund 12/01/2007
  @ 100.00, FSA                                              Aaa/AAA       1,000,000       1,218,660
Evergreen Park & Recreation District:
  5.25%, 12/01/2017, Optional 12/01/2010
  @ 100.00, AMBAC                                            Aaa/NR          115,000         128,822
  5.10%, 12/01/2014, Optional 06/01/2006
  @ 100.00, AMBAC                                            Aaa/NR          100,000         107,220
Garfield, Pitkin & Eagle Counties Roaring Fork School
  District Re-1:
  5.125%, 12/15/2010, Optional 12/15/2005
  @ 102.00, MBIA                                             Aaa/AAA         500,000         559,950
  6.60%, 12/15/2014, Prerefunded 06/15/2004
  @ 101.00, MBIA                                             Aaa/AAA         250,000         266,792
Grand County, East Grand School District 2, 5.00%,
  12/01/2017, Optional 12/01/2008 @ 101.00, AMBAC            Aaa/AAA         500,000         542,250
Greenwood South Metropolitan District,
  Arapahoe County, 5.50%, 12/01/2004, MBIA                   Aaa/AAA         250,000         266,000
Gunnison & Saguache Counties, Watershed School
  District Re-1J, 6.00%, 12/01/2005, MBIA                    Aaa/AAA         150,000         167,426
Jefferson County School District R-1:
  5.25%, 12/15/2011 Optional 12/15/2008
  @101.00, FGIC                                              Aaa/AAA         750,000         854,828
  5.50%, 12/15/2014, Optional 12/15/2008
  @101.00, FGIC                                              Aaa/AAA         525,000         623,327

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
                            Statements of Investments

                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
La Plata County School District 9-R:
  3.75%, 11/01/2014 Optional 11/01/2012
  @ 100.00, MBIA                                             Aaa/NR          240,000    $    249,355
  5.25%, 11/01/2020, Optional 11/01/2012
  @ 100.00, MBIA                                             Aaa/NR          125,000         139,379
Larimer County, Poudre School District R-1:
  5.50%, 12/15/2008                                          Aa3/AA-         500,000         586,275
  5.00%, 12/15/2016, Optional 12/15/2008
  @ 100.00, FSA                                              Aaa/AAA         700,000         757,351
  6.00%, 12/15/2017, Optional 12/15/2010
  @ 100.00, FGIC                                             Aaa/AAA       1,000,000       1,198,870
Larimer, Weld, & Boulder Counties, Thompson
  School District R2-J:
  5.40%, 12/15/2013, Optional
  06/15/2007 @ 101.00, FGIC                                  Aaa/AAA         500,000         562,035
  5.45%, 12/15/2016, Optional 06/15/2007
  @ 101.00, FGIC                                             Aaa/AAA         250,000         278,425
Mesa County Valley School District 51:
  6.00%, 12/01/2006, MBIA                                    Aaa/AAA       1,000,000       1,151,790
  5.40 %, 12/01/2012, Optional 12/01/2006
  @101.00, MBIA                                              Aaa/AAA         500,000         562,445
Park County Platte Canyon School District 1, 4.30%,
  12/01/2010, Optional 12/01/2008 @ 101.00, MBIA             Aaa/AAA         250,000         274,150
Pitkin County Open Space Acquisition, 5.25%,
  12/01/2018, Optional 12/01/2010, AMBAC                     Aaa/AAA         340,000         377,777
Poudre Valley Hospital District, Larimer County, 5.375%,
  11/15/2007, Optional 11/15/2003 @ 100.00                   Aa/NR         1,000,000       1,014,440
Pueblo County School District 70:
  5.00%, 12/01/2011, Optional 12/01/2007
  @ 100.00, AMBAC                                            Aaa/AAA         225,000         245,873
  5.00%, 12/01/2015                                          Aaa/AAA         165,000         184,252
Pueblo, Pueblo County Limited Tax:
  5.80%, 06/01/2011, Optional 06/01/2006
  @ 100.00, MBIA                                             Aaa/AAA         200,000         222,518
  6.00%, 06/01/2016, Optional 06/01/2006
  @ 100.00, MBIA                                             Aaa/AAA         250,000         279,595
Rio Grande County School District C-8, 5.35%,
  11/15/2011, Optional 11/15/2005 @ 100.00, FSA              Aaa/AAA         150,000         163,143
Routt County School District Re-2:
  5.05%, 12/01/2013, Optional 12/01/2007
  @ 100.00, MBIA                                             Aaa/AAA         250,000         273,163
  5.00%, 12/01/2017, Optional 12/01/2007
  @ 100.00, MBIA                                             Aaa/AAA       1,000,000       1,075,670

--------------------------------------------------------------------------------
104                        Annual Report May 31, 2003                     [LOGO]

                            Statements of Investments

                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
San Miguel & Montrose Counties, School District R-2J,
  5.00%, 12/01/2012, Optional 12/01/2007
  @ 100.00, MBIA                                             Aaa/AAA         100,000    $    108,879
San Miguel County School District R-1, 5.50%,
  12/01/2012, Optional 12/01/2005 @ 101.00, MBIA             Aaa/AAA         250,000         276,255
South Suburban Park and Recreation District,
  Arapahoe, Douglas & Jefferson Counties,
  5.00%, 12/15/2012, Optional 12/15/2008
  @ 100.00, FGIC                                             Aaa/AAA         250,000         277,008
Summit County School District Re-1, 6.55%,
  12/01/2009, Prerefunded 12/01/2004 @ 100.00, FGIC          Aaa/AAA       1,000,000       1,081,970
Thornton, Adams County, Water, 4.00%, 12/01/2011, FSA        Aaa/AAA         300,000         325,248
Upper San Juan Hospital District, Archuleta, Hinsdale &
  Mineral Counties, 4.65%, 11/01/2013,
  Optional 11/01/2007 @ 100.00, MBIA                         Aaa/AAA         115,000         122,536
Weld County School District Re-4:
  5.30%, 12/01/2010, Optional 12/01/2006
  @ 100.00, MBIA                                             Aaa/AAA         150,000         168,666
  5.00%, 12/01/2012, Optional 12/01/2011
  @ 100.00, MBIA                                             Aaa/NR          750,000         860,775
  5.45%, 12/01/2016, Optional 12/01/2006
  @ 100.00, MBIA                                             Aaa/AAA         500,000         553,260
Weld County School District 006, 5.50%, 12/01/2006           Aa3/AA-         250,000         283,620
Wray Community Hospital District, Yuma County, 5.00%,
  10/15/2011, Optional 10/15/2004 @ 101.00, AMBAC            Aaa/AAA         250,000         265,622
TOTAL GENERAL OBLIGATION BONDS
(Cost $31,182,028)                                                                        34,003,365
----------------------------------------------------------------------------------------------------

REVENUE BONDS 25.78%
SPECIAL TAX 14.67%
Boulder County Sales & Use Tax:
  5.75%, 12/15/2004, Prerefunded,
  Escrowed to Maturity, FGIC                                 Aaa/AAA          65,000          69,678
  5.75%, 12/15/2004, FGIC                                    Aaa/AAA         435,000         465,202
Broomfield Sales & Use Tax, 5.20%, 12/01/2017,
  Optional 12/01/2012 @ 100.00, AMBAC                        Aaa/NR          500,000         563,640
Castle Rock, Douglas County Sales & Use Tax,
  5.25%, 06/01/2006, FSA                                     Aaa/AAA         200,000         222,048
Colorado Health Facilities Authority, Poudre Valley
  Health, Series A, 5.625%, 12/01/2019, Optional
  12/01/2009 @101.00, FSA                                    Aaa/NR          500,000         559,640

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[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 105

                            Statements of Investments

                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
Colorado Postsecondary Educational Facilities Authority
  University of Denver Project, 6.00%, 03/01/2016,
  Optional 03/01/2003 @ 101.00, Connie Lee                   A2/AAA          300,000    $    304,032
Colorado State University,
  4.00%, 03/01/2012, AMBAC                                   Aaa/NR          250,000         268,777
Commerce City, Adams County Sales & Use Tax,
  5.375%, 08/01/2007, Optional 08/01/2003
  @ 101.00, MBIA                                             Aaa/AAA         100,000         101,687
Denver City & County Excise Tax,
  5.25%, 09/01/2008, FSA                                     Aaa/AAA         500,000         575,805
Douglas County Sales & Use Tax Open Space,
  6.00%, 10/15/2009, FSA                                     Aaa/AAA         500,000         606,320
Greeley, Weld County Sales & Use Tax:
  4.80%, 10/01/2015, Optional 10/01/2008
  @ 100.00, MBIA                                             Aaa/AAA         250,000         268,610
  5.15%, 10/01/2015, Optional 10/01/2010
  @100.00, MBIA                                              Aaa/AAA         500,000         557,725
Ignacio, La Plata County Sales Tax,
  4.75%, 12/01/2009, AMBAC                                   NR/AAA          150,000         171,273
Jefferson County Districtwide Sales Tax,
  4.00%, 06/01/2014, Optional
  06/01/2012 @ 100.00, AMBAC                                 Aaa/AAA         500,000         528,410
Jefferson County Open Space Sales & Use Tax:
  5.00%, 11/01/2012, Optional
  11/01/2009 @ 100.00, FGIC                                  Aaa/AAA         500,000         557,270
  5.00%, 11/01/2018, Optional 11/01/2009
  @ 100.00, FGIC                                             Aaa/AAA         100,000         107,405
Longmont, Boulder County Sales & Use Tax,
  5.50%, 11/15/2015, Optional 11/15/2010 @ 100.00            NR/AA           300,000         343,950
Montrose, Montrose County General Fund Excise
  Tax Revenue, 5.00%, 12/01/2017, Optional
  12/01/2008 @ 100.00, AMBAC                                 Aaa/AAA         150,000         161,432
Regional Transportation District Sales Tax
  5.00%, 11/01/2015, Optional @ 11/01/2010
  @ 101.00, FGIC                                             Aaa/AAA         100,000         111,469
Thornton, Adams County Sales & Use Tax,
  Open Space & Parks, 5.25%, 09/01/2016, FSA                 Aaa/AAA         500,000         566,500
University of Northern Colorado Auxiliary Facilities,
  5.00%, 06/01/2016, Optional 06/01/2011
  @100.00, AMBAC                                             Aaa/AAA         500,000         551,630

--------------------------------------------------------------------------------
106                        Annual Report May 31, 2003                     [LOGO]

                            Statements of Investments

                                                            BOND RATING*   PRINCIPAL
                                                            MOODY'S/S&P     AMOUNT      MARKET VALUE
                                                            -----------    ---------    ------------
Westminster Sales & Use Tax,
  5.00%, 12/01/2014, Optional 12/01/2011@100.00              NR/AA           220,000    $    248,444
Westminster Colorado Special Purpose Sales & Use Tax
  Post Project, 5.125%, 12/01/2016, Optional
  12/01/2009 @101.00, FGIC                                   Aaa/AAA         100,000         108,561
Windsor Sales Tax
  4.40%, 12/01/2018, Optional 12/01/2012
  @ 100.00, MBIA                                             Aaa/AAA         110,000         115,798
                                                                                        ------------
                                                                                           8,135,306
UTILITY 11.11%
Boulder, Boulder County, Water & Sewer:
  5.75%, 12/01/2006, Optional 12/01/2002 @ 100.00            Aa2/AA+          75,000          75,174
  5.50%, 12/01/2011, Optional 12/01/2006 @ 100.00            Aa2/AA+         500,000         559,810
Broomfield Water Activity Enterprise:
  5.00%, 12/01/2015, Optional 12/01/2012
  @100.00, MBIA                                              Aaa/NR          350,000         396,491
  5.50%, 12/01/2018, Optional 12/01/2010
  @ 101.00, MBIA                                             Aaa/NR          500,000         570,050
Colorado Springs, El Paso County Utilities Systems,
  5.75%, 11/15/2010, Optional 11/15/2006 @ 100.00            Aa2/AA          250,000         281,432
Colorado Water Resources & Power
  Development Authority:
  Clean Water, 5.40%, 09/01/2011, Optional
  09/01/2010 @100.00                                         Aaa/AAA         500,000         584,745
  Drinking Water, 5.00%, 09/01/2017, Optional
  09/01/2012 @100.00                                         Aaa/AAA         500,000         556,880
  Small Water Resources, 5.70%, 11/01/2015,
  Optional 11/01/2010 @ 100.00, FGIC                         Aaa/AAA         500,000         582,300
Fort Collins Colorado Stormwater Utility, 4.70%,
  12/01/2016                                                 Aaa/AAA         250,000         272,893
Fort Collins, Larimer County Wastewater Utility
  Enterprise, Sewer, 5.375%, 12/01/2009,
  Optional 12/01/2005 @ 100.00, FGIC                         Aaa/AAA         250,000         273,090
Fort Collins, Larimer County Water Utility Enterprise,
  4.25%, 12/01/2009, Optional 12/01/2008
  @ 100.00, FSA                                              Aaa/AAA         500,000         547,780
Little Thompson Water District, Larimer, Weld &
  Boulder Counties, 5.50%, 12/01/2011, Optional
  12/01/2005 @ 101.00, MBIA                                  Aaa/AAA         500,000         552,510

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 107

                            Statements of Investments

                                                            BOND RATING*
                                                            MOODY'S/S&P     SHARES      MARKET VALUE
                                                            -----------    ---------    ------------
Municipal Subdistrict, Northern Colorado Water
  Conservancy District: 5.25%, 12/01/2015, Optional
  12/01/2007 @ 101.00, AMBAC                                 Aaa/AAA         250,000    $    278,700
Platte River Power Authority Series DD, 5.75%,
  06/01/2004, MBIA                                           Aaa/AAA         500,000         523,530
Westminster, Adams County Water & Wastewater Utility
  Enterprise, 6.25%, 12/01/2014, Optional
  12/01/2004 @ 100.00, AMBAC                                 Aaa/AAA         100,000         107,754
                                                                                        ------------
                                                                                           6,163,139
TOTAL REVENUE BONDS
(Cost $13,063,055)                                                                        14,298,445
----------------------------------------------------------------------------------------------------

MUTUAL FUNDS 7.74%
Dreyfus Municipal Money Market Fund                                        2,629,408       2,629,408
Fidelity Institutional Money Market Tax Exempt Fund                        1,665,030       1,665,030
TOTAL MUTUAL FUNDS
(Cost $4,294,438)                                                                          4,294,438
----------------------------------------------------------------------------------------------------

Total Investments (Cost $50,275,797)                                           98.32%   $ 54,529,011
Other Assets in Excess of Liabilities                                           1.68%        932,042
                                                                           -------------------------
NET ASSETS                                                                    100.00%   $ 55,461,053
----------------------------------------------------------------------------------------------------

NOTES TO STATEMENTS OF INVESTMENTS

*    UNAUDITED
**   NON-INCOME PRODUCING SECURITY.
(1) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(2) FOR ZERO COUPON BONDS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(3) SECURITY PURCHASED THROUGH A PRIVATE PLACEMENT TRANSACTION AND HAS CERTAIN RESTRICTIONS ON ITS RESALE, AS DEFINED IN THE SECURITIES ACT OF 1933, AND IS THEREFORE CONSIDERED AN ILLIQUID INVESTMENT.
(4) THE ORIGINAL MATURITY DATE LISTED HEREIN DIFFERS FROM THE EXPECTED MATURITY DATE DUE TO CALL OR PUT FEATURES OR DUE TO THE EXPECTED SCHEDULE OF PRINCIPAL PAYMENTS.
(5) NON-INCOME PRODUCING SECURITY. ISSUER FILED FOR BANKRUPTCY OR IS IN DEFAULT OF INTEREST PAYMENTS.
(6) THIS SECURITY HAS BEEN VALUED AT ITS FAIR VALUE DETERMINED IN GOOD FAITH BY OR UNDER THE DIRECTION OF THE BOARD OF TRUSTEES.
(7)  THIS SECURITY IS CONSIDERED ILLIQUID BY THE INVESTMENT ADVISER.
(8) THIS SECURITY REPRESENTS A JUNIOR TRANCHE WHEREBY THE HOLDER IS ENTITLED TO ALL RESIDUAL INTEREST, IF ANY, WHICH CAN VARY. THE RATE LISTED IS THE INVESTMENT ADVISER'S ESTIMATED RATE OF RESIDUAL INTEREST AS OF THE REPORTING DATE.
(9) THE COUPON RATE SHOWN ON FLOATING OR ADJUSTABLE RATE SECURITIES REPRESENTS THE RATE AT PERIOD END.
(10) WHEN - ISSUED SECURITY. CASH EQUIVALENTS ARE SEGREGATED EQUAL TO THE PURCHASE PRICE.

--------------------------------------------------------------------------------
108                        Annual Report May 31, 2003                     [LOGO]

                      Statements of Assets and Liabilities

WESTCORE EQUITY FUNDS

                                                       WESTCORE         WESTCORE         WESTCORE
                                                         MIDCO           GROWTH          SMALL-CAP
                                                      GROWTH FUND         FUND          GROWTH FUND
----------------------------------------------------------------------------------------------------
ASSETS
Investments at value (cost - see below)
  - see accompanying statements                      $ 123,604,277    $  33,311,673    $   4,991,188
Receivable for investments sold                            306,040                0          107,080
Receivable for dividends and interest                       36,569           33,093              205
Receivable for fund shares subscribed                      632,588           69,081            2,000
Receivable from investment adviser                               0                0            1,854
Investment for trustee deferred compensation plan          212,837            8,251            3,239
Prepaid and other assets                                    18,330           28,395            8,420
----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                           124,810,641       33,450,493        5,113,986
----------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                0          439,539                0
Payable for fund shares redeemed                           162,500          115,812          147,508
Payable for investment advisory fee                         48,350            4,832                0
Payable for administration fee                              28,373            7,720              368
Payable for trustee deferred compensation plan             212,837            8,251            3,239
Other payables                                              49,126            9,890           21,147
----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                          501,186          586,044          172,262
----------------------------------------------------------------------------------------------------
NET ASSETS                                           $ 124,309,455    $  32,864,449    $   4,941,724
====================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                      $ 126,975,237    $  33,514,063    $  20,997,899
(Over)/Undistributed net investment income                (339,485)         (11,994)         (11,635)
Accumulated net realized gain/(loss)
  on investments and foreign currency transactions     (25,387,906)      (2,306,035)     (14,949,930)
Net unrealized appreciation/(depreciation)
  on investments and translation of assets and
  liabilities denominated in foreign currencies         23,061,609        1,668,415       (1,094,610)
----------------------------------------------------------------------------------------------------
NET ASSETS                                           $ 124,309,455    $  32,864,449    $   4,941,724
====================================================================================================
NET ASSET VALUE PER SHARE
Net Assets                                           $ 124,309,455    $  32,864,449    $   4,941,724
Shares of beneficial interest outstanding               21,832,845        3,554,403          451,244
Net asset value and redemption price per share       $        5.69    $        9.25    $       10.95
----------------------------------------------------------------------------------------------------
COST OF INVESTMENTS                                  $ 100,542,668    $  31,643,258    $   6,085,798
====================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 109

                      Statements of Assets and Liabilities

                                                          WESTCORE         WESTCORE
                                                           SELECT        INTERNATIONAL
                                                            FUND         FRONTIER FUND
--------------------------------------------------------------------------------------
ASSETS
Investments at value (cost - see below)
  - see accompanying statements                         $   7,326,893    $  10,011,471
Receivable for investments sold                                     0                0
Receivable for dividends and interest                           2,891           15,943
Receivable for fund shares subscribed                           2,607           26,852
Receivable from investment adviser                              2,089              167
Investment for trustee deferred compensation plan               4,196            3,072
Prepaid and other assets                                        7,550           21,771
--------------------------------------------------------------------------------------
TOTAL ASSETS                                                7,346,226       10,079,276
--------------------------------------------------------------------------------------
LIABILITIES
Unrealized depreciation on foreign currency contracts               0            1,210
Payable for investments purchased                                   0           79,191
Payable for fund shares redeemed                                  815                0
Payable for investment advisory fee                                 0                0
Payable for administration fee                                    499              666
Payable for trustee deferred compensation plan                  4,196            3,072
Other payables                                                 17,894           13,316
--------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              23,404           97,455
--------------------------------------------------------------------------------------
NET ASSETS                                              $   7,322,822    $   9,981,821
======================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                         $  11,809,030    $  22,458,299
(Over)/Undistributed net investment income                    (12,843)          (7,312)
Accumulated net realized gain/(loss)
  on investments and foreign currency transactions         (4,590,365)     (13,042,847)
Net unrealized appreciation/(depreciation)
  on investments and translation of assets and
  liabilities denominated in foreign currencies               117,000          573,681
--------------------------------------------------------------------------------------
NET ASSETS                                              $   7,322,822    $   9,981,821
======================================================================================

NET ASSET VALUE PER SHARE
Net Assets                                              $   7,322,822    $   9,981,821
Shares of beneficial interest outstanding                     774,068        1,353,158
Net asset value and redemption price per share          $        9.46    $        7.38
--------------------------------------------------------------------------------------
COST OF INVESTMENTS                                     $   7,209,893    $   9,440,236
======================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
110                        Annual Report May 31, 2003                     [LOGO]

                      Statements of Assets and Liabilities

                                                                        WESTCORE         WESTCORE
                                                       WESTCORE          MID-CAP         SMALL-CAP
                                                       BLUE CHIP       OPPORTUNITY      OPPORTUNITY
                                                         FUND              FUND            FUND
----------------------------------------------------------------------------------------------------
ASSETS
Investments at value (cost - see below)
  - see accompanying statements                      $  30,718,902    $  10,778,351    $  26,938,727
Receivable for investments sold                            363,178          168,061          554,893
Receivable for dividends and interest                       39,186            8,327           14,771
Receivable for fund shares subscribed                        4,242               50           28,133
Receivable from investment adviser                               0              281                0
Investment for trustee deferred compensation plan           21,964              928           16,204
Prepaid and other assets                                    12,632            9,528           13,633
----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                            31,160,104       10,965,526       27,566,361
----------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                          314,770          319,483          526,495
Payable for fund shares redeemed                             9,584            2,055           92,773
Payable for investment advisory fee                          5,332                0            5,669
Payable for administration fee                               7,345            2,441            6,329
Payable for trustee deferred compensation plan              21,964              928           16,204
Other payables                                              19,078            6,019           19,508
----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                          378,073          330,926          666,978
----------------------------------------------------------------------------------------------------
NET ASSETS                                           $  30,782,031    $  10,634,600    $  26,899,383
====================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                      $  33,416,509    $  11,211,835    $  31,642,341
(Over)/Undistributed net investment income                 (29,991)            (646)         (23,631)
Accumulated net realized gain/(loss)
  on investments and foreign currency transactions      (4,175,268)      (1,112,290)      (5,712,734)
Net unrealized appreciation/(depreciation)
  on investments and translation of assets and
  liabilities denominated in foreign currencies          1,570,781          535,701          993,407
----------------------------------------------------------------------------------------------------
NET ASSETS                                           $  30,782,031    $  10,634,600    $  26,899,383
====================================================================================================
NET ASSET VALUE PER SHARE
Net Assets                                           $  30,782,031    $  10,634,600    $  26,899,383
Shares of beneficial interest outstanding                3,145,475          890,217        1,111,036
Net asset value and redemption price per share       $        9.79    $       11.95    $       24.21
----------------------------------------------------------------------------------------------------
COST OF INVESTMENTS                                  $  29,148,121    $  10,242,650    $  25,945,320
====================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 111

                      Statements of Assets and Liabilities

WESTCORE BOND FUNDS

                                                       WESTCORE         WESTCORE         WESTCORE
                                                       FLEXIBLE         PLUS BOND        COLORADO
                                                      INCOME FUND         FUND        TAX-EXEMPT FUND
-----------------------------------------------------------------------------------------------------
ASSETS
Investments at value (cost - see below)
  - see accompanying statements                      $   9,472,562    $  51,970,048    $  54,529,011
Cash and cash equivalents                                   94,200        1,781,597                0
Receivable for investments sold                                  0           30,938                0
Receivable for dividends, interest and
  principal paydowns                                       142,454          698,462        1,017,331
Receivable for fund shares subscribed                      112,081           14,631          145,003
Receivable from investment adviser                           3,230              334                0
Investment for trustee deferred compensation plan            8,305           23,775           13,353
Prepaid and other assets                                     7,389           27,292           21,871
----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                             9,840,221       54,547,077       55,726,569
----------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                           94,200        1,781,598          219,637
Payable for fund shares redeemed                             1,654              459           12,944
Payable for investment advisory fee                              0                0                0
Payable for administration fee                                 638            3,723           11,723
Payable for trustee deferred compensation plan               8,305           23,775           13,353
Other payables                                               9,341           10,733            7,859
----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                          114,138        1,820,288          265,516
----------------------------------------------------------------------------------------------------
NET ASSETS                                           $   9,726,083    $  52,726,789    $  55,461,053
====================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                      $  10,211,869    $  51,231,298    $  51,837,096
(Over)/Undistributed net investment income                 (20,301)         (20,561)         (17,167)
Accumulated net realized gain/(loss)
  on investments and foreign currency transactions        (245,579)        (299,663)        (612,090)
Net unrealized appreciation/(depreciation)
  on investments and translation of assets and
  liabilities denominated in foreign currencies           (219,906)       1,815,715        4,253,214
----------------------------------------------------------------------------------------------------
NET ASSETS                                           $   9,726,083    $  52,726,789    $  55,461,053
====================================================================================================
NET ASSET VALUE PER SHARE
Net Assets                                           $   9,726,083    $  52,726,789    $  55,461,053
Shares of beneficial interest outstanding                1,057,919        4,940,984        4,731,837
Net asset value and redemption price per share       $        9.19    $       10.67    $       11.72
----------------------------------------------------------------------------------------------------
COST OF INVESTMENTS                                  $   9,692,468    $  50,154,333    $  50,275,797
====================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
112                        Annual Report May 31, 2003                     [LOGO]

                            Statements of Operations

WESTCORE EQUITY FUNDS
FOR THE YEAR ENDED MAY 31, 2003

                                            WESTCORE         WESTCORE         WESTCORE
                                              MIDCO           GROWTH          SMALL-CAP
                                           GROWTH FUND         FUND          GROWTH FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                 $     434,670    $     235,892    $      55,530
Interest                                         71,170           22,328            3,815
Other Income                                     44,206              415                0
-----------------------------------------------------------------------------------------
TOTAL INCOME                                    550,046          258,635           59,345
-----------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                        617,479          170,974           65,028
Administrative fees                             284,991           78,911           19,509
Transfer agent fees                             165,875           50,231           35,095
Fund accounting fees and expenses                30,689           30,021           29,751
Legal fees                                       85,432           23,431            6,433
Printing expenses                                44,723           10,054            2,270
Registration fees                                18,304           11,011           13,429
Audit fees                                       20,895           10,137           10,245
Custodian fees                                   27,349            7,043            4,696
Insurance                                        12,247            2,925              999
Trustee fees and expenses                        29,943            5,602            1,943
Other                                             4,730            1,942            1,536
-----------------------------------------------------------------------------------------
Total expenses before waivers                 1,342,657          402,282          190,934
Expenses waived by:
  Investment adviser                           (250,193)         (99,789)         (65,028)
  Administrators                                      0                0          (19,509)
Expenses reimbursed by:
  Investment adviser                                  0                0          (21,841)
-----------------------------------------------------------------------------------------
NET EXPENSES                                  1,092,464          302,493           84,556
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                   (542,418)         (43,858)         (25,211)
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
  Investments                                  (475,117)      (1,950,878)      (2,415,345)
  Foreign currency transactions                       0                0                0
                                          -------------    -------------    -------------
    Net realized gain/(loss)                   (475,117)      (1,950,878)      (2,415,345)
Net change in unrealized appreciation/
  (depreciation) on:
  Investments                                   421,716         (593,135)        (252,658)
  Translation of assets and liabilities
    demoninated in foreign currencies                 0                0                0
                                          -------------    -------------    -------------
    Net change                                  421,716         (593,135)        (252,658)
NET REALIZED AND UNREALIZED GAIN/(LOSS)         (53,401)      (2,544,013)      (2,668,003)
-----------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $    (595,819)   $  (2,587,871)   $  (2,693,214)
=========================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 113

                            Statements of Operations

FOR THE YEAR ENDED MAY 31, 2003

                                                   WESTCORE         WESTCORE
                                                    SELECT        INTERNATIONAL
                                                     FUND         FRONTIER FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                        $      42,014    $     147,582
Interest                                                 8,251            2,609
Other income                                             1,541                0
--------------------------------------------------------------------------------
TOTAL INCOME                                            51,806          150,191
--------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                59,711          101,164
Administrative fees                                     27,559           25,291
Transfer agent fees                                     31,823           36,645
Fund accounting fees and expenses                       28,813           44,080
Legal fees                                              10,539            7,995
Printing expenses                                        6,069            4,644
Registration fees                                       12,779           14,651
Audit fees                                              13,538           12,888
Custodian fees                                           3,843           23,826
Insurance                                                1,363            1,288
Trustee fees and expenses                                3,389            2,596
Other                                                    1,686            1,277
--------------------------------------------------------------------------------
Total expenses before waivers                          201,112          276,345
Expenses waived by:
  Investment adviser                                   (59,711)        (101,164)
  Administrators                                       (27,559)         (25,291)
Expenses reimbursed by:
  Investment adviser                                    (8,200)         (23,559)
--------------------------------------------------------------------------------
NET EXPENSES                                           105,642          126,331
--------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                           (53,836)          23,860
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) from:
  Investments                                       (1,595,559)      (2,357,402)
  Foreign currency transactions                              0          574,384
                                                 -------------    -------------
    Net realized gain/(loss)                        (1,595,559)      (1,783,018)
Net change in unrealized appreciation/
  (depreciation) on:
  Investments                                       (1,099,241)         183,179
Translation of assets and liabilities
  denominated in foreign currencies                          0        1,022,392
                                                 -------------    -------------
  Net change                                        (1,099,241)       1,205,571
NET REALIZED AND UNREALIZED GAIN/(LOSS)             (2,694,800)        (577,447)
--------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $  (2,748,636)   $    (553,587)
================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
114                        Annual Report May 31, 2003                     [LOGO]

                            Statements of Operations

FOR THE YEAR ENDED MAY 31, 2003

                                                             WESTCORE         WESTCORE
                                            WESTCORE          MID-CAP         SMALL-CAP
                                            BLUE CHIP       OPPORTUNITY      OPPORTUNITY
                                              FUND             FUND             FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                 $     480,780    $      96,668    $     263,752
Interest                                         18,894            6,032           12,554
Other income                                          0                0            9,872
-----------------------------------------------------------------------------------------
TOTAL INCOME                                    499,674          102,700          286,178
-----------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                        199,943           59,855          271,578
Administrative fees                              92,282           23,942           81,473
Transfer agent fees                              45,098           22,108           44,792
Fund accounting fees and expenses                28,930           31,586           30,963
Legal fees                                       29,965            6,235           29,565
Printing expenses                                15,829            3,346           14,841
Registration fees                                11,765           13,065           13,754
Audit fees                                       15,823            7,181           14,396
Custodian fees                                   11,155            9,692           16,463
Insurance                                         4,270              994            3,741
Trustee fees and expenses                        10,481            1,498            9,860
Other                                             2,525            1,521            2,062
-----------------------------------------------------------------------------------------
Total expenses before waivers                   468,066          181,023          533,488
Expenses waived by:
  Investment adviser                           (114,320)         (59,855)        (180,401)
  Administrators                                      0          (21,409)               0
Expenses reimbursed by:
  Investment adviser                                  0                0                0
-----------------------------------------------------------------------------------------
NET EXPENSES                                    353,746           99,759          353,087
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                    145,928            2,941          (66,909)
-----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) from:
  Investments                                (3,546,830)        (831,540)      (3,507,659)
  Foreign currency transactions                       0                0                0
                                          -------------    -------------    -------------
    Net realized gain/(loss)                 (3,546,830)        (831,540)      (3,507,659)
Net change in unrealized appreciation/
  (depreciation) on:
  Investments                                (2,073,948)          77,628       (1,764,256)
Translation of assets and liabilities
  denominated in foreign currencies                   0                0                0
                                          -------------    -------------    -------------
  Net change                                 (2,073,948)          77,628       (1,764,256)
NET REALIZED AND UNREALIZED GAIN/(LOSS)      (5,620,778)        (753,912)      (5,271,915)
-----------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $  (5,474,850)   $    (750,971)   $  (5,338,824)
=========================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 115

                            Statements of Operations

WESTCORE BOND FUNDS
FOR THE YEAR ENDED MAY 31, 2003

                                            WESTCORE         WESTCORE         WESTCORE
                                            FLEXIBLE         PLUS BOND        COLORADO
                                           INCOME FUND         FUND        TAX-EXEMPT FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                 $     104,835    $      71,057    $           0
Interest                                        591,543        3,506,307        2,167,231
Other income                                          0              382                0
------------------------------------------------------------------------------------------
TOTAL INCOME                                    696,378        3,577,746        2,167,231
------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                         35,585          231,736          251,115
Administrative fees                              23,723          154,491          150,669
Transfer agent fees                              29,260           32,648           34,049
Fund accounting fees and expenses                36,393           44,422           37,808
Legal fees                                        7,685           44,956           48,273
Printing expenses                                 3,710           21,172           18,223
Registration fees                                10,517           12,844            1,937
Audit fees                                        9,578           13,251           11,599
Custodian fees                                    3,206            7,782            6,009
Insurance                                           994            6,534            5,873
Trustee fees and expenses                         1,549           15,603           12,357
Other                                             1,531            4,180            1,922
------------------------------------------------------------------------------------------
Total expenses before waivers                   163,731          589,619          579,834
Expenses waived by:
  Investment adviser                            (35,585)        (231,736)        (251,115)
  Administrators                                (23,723)         (73,552)          (2,261)
Expenses reimbursed by:
  Investment adviser                            (37,207)               0                0
------------------------------------------------------------------------------------------
NET EXPENSES                                     67,216          284,331          326,458
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                    629,162        3,293,415        1,840,773
------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) from:
  Investments                                  (204,755)         433,079            6,373
  Foreign currency transactions                       0                0                0
                                          -------------    -------------    --------------
    Net realized gain/(loss)                   (204,755)         433,079            6,373
Net change in unrealized appreciation/
  (depreciation) on:
  Investments                                   (66,051)       1,389,463        2,421,404
  Translation of assets and liabilities
    denominated in foreign currencies                 0                0                0
                                          -------------    -------------    --------------
    Net change                                  (66,051)       1,389,463        2,421,404
NET REALIZED AND UNREALIZED GAIN/(LOSS)        (270,806)       1,822,542        2,427,777
------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $     358,356    $   5,115,957    $   4,268,550
==========================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
116                        Annual Report May 31, 2003                     [LOGO]

                       Statements of Changes in Net Assets

WESTCORE MIDCO GROWTH FUND

                                                                   YEAR ENDED       YEAR ENDED
                                                                  MAY 31, 2003     MAY 31, 2002
------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                      $    (542,418)   $    (914,916)
Net realized gain/(loss) from investment transactions                  (475,117)      (2,517,332)
Change in unrealized net appreciation or (depreciation)
  of investments                                                        421,716       (1,462,227)
------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations        (595,819)      (4,894,475)
------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                  0                0
  From net realized gain from investment transactions                         0                0
------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                       0                0
------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                          23,977,680       22,400,044
Shares issued in reinvestment of dividends and distributions                  0                0
------------------------------------------------------------------------------------------------
                                                                     23,977,680       22,400,044
Shares redeemed                                                     (13,530,314)     (49,515,276)
------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions        10,447,366      (27,115,232)
------------------------------------------------------------------------------------------------
Redemption fees                                                           7,456           19,143
------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                 9,859,003      (31,990,564)

NET ASSETS:
Beginning of period                                                 114,450,452      146,441,016
------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of ($339,485) and ($333,020), respectively)              $ 124,309,455    $ 114,450,452
================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 117

                       Statements of Changes in Net Assets

WESTCORE GROWTH FUND

                                                                   YEAR ENDED       YEAR ENDED
                                                                  MAY 31, 2003     MAY 31, 2002
------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                      $     (43,858)   $     (71,150)
Net realized gain/(loss) from investment transactions                (1,950,878)        (309,947)
Change in unrealized net appreciation or (depreciation)
  of investments                                                       (593,135)      (2,164,080)
------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations      (2,587,871)      (2,545,177)
------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                  0                0
  From net realized gain from investment transactions                         0         (163,544)
------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                       0         (163,544)
------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                          16,206,863       14,158,880
Shares issued in reinvestment of dividends and distributions                  0          155,817
------------------------------------------------------------------------------------------------
                                                                     16,206,863       14,314,697
Shares redeemed                                                      (6,595,219)      (2,644,091)
------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions         9,611,644       11,670,606
------------------------------------------------------------------------------------------------
Redemption fees                                                          13,746              805
------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                 7,037,519        8,962,690

NET ASSETS:
Beginning of period                                                  25,826,930       16,864,240
------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of ($11,994) and ($10,499), respectively)                $  32,864,449    $  25,826,930
================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
118                        Annual Report May 31, 2003                     [LOGO]

                       Statements of Changes in Net Assets

WESTCORE SMALL-CAP GROWTH FUND

                                                                   YEAR ENDED       YEAR ENDED
                                                                  MAY 31, 2003     MAY 31, 2002
------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                      $     (25,211)   $    (146,535)
Net realized gain/(loss) from investment transactions                (2,415,345)      (5,124,945)
Change in unrealized net appreciation or (depreciation)
  of investments                                                       (252,658)       2,477,849
------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations      (2,693,214)      (2,793,631)
------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                  0                0
  From net realized gain from investment transactions                         0                0
------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                       0                0
------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                           1,472,328       13,951,493
Shares issued in reinvestment of dividends and distributions                  0                0
------------------------------------------------------------------------------------------------
                                                                      1,472,328       13,951,493
Shares redeemed                                                      (4,742,398)     (20,018,080)
------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions        (3,270,070)      (6,066,587)
------------------------------------------------------------------------------------------------
Redemption fees                                                           9,169            4,207
------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                (5,954,115)      (8,856,011)

NET ASSETS:
Beginning of period                                                  10,895,839       19,751,850
------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net
  investment income of ($11,635) and ($16,646), respectively)     $   4,941,724    $  10,895,839
================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 119

                       Statements of Changes in Net Assets

WESTCORE SELECT FUND

                                                                   YEAR ENDED       YEAR ENDED
                                                                  MAY 31, 2003     MAY 31, 2002
------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                      $     (53,836)   $    (104,280)
Net realized gain/(loss) from investment transactions                (1,595,559)      (1,460,596)
Change in unrealized net appreciation or (depreciation)
  of investments                                                     (1,099,241)      (1,421,179)
------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations      (2,748,636)      (2,986,055)
------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                  0                0
  From net realized gain from investment transactions                         0                0
------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                       0                0
------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                           1,412,758        4,811,989
Shares issued in reinvestment of dividends and distributions                  0                0
------------------------------------------------------------------------------------------------
                                                                      1,412,758        4,811,989
Shares redeemed                                                      (6,212,985)     (18,573,347)
------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions        (4,800,227)     (13,761,358)
------------------------------------------------------------------------------------------------
Redemption fees                                                             827            1,674
------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                (7,548,036)     (16,745,739)

NET ASSETS:
Beginning of period                                                  14,870,858       31,616,597
------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of ($12,843) and ($17,630), respectively)                $   7,322,822    $  14,870,858
================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
120                        Annual Report May 31, 2003                     [LOGO]

                       Statements of Changes in Net Assets

WESTCORE INTERNATIONAL FRONTIER FUND

                                                                   YEAR ENDED       YEAR ENDED
                                                                  MAY 31, 2003     MAY 31, 2002
------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                      $      23,860    $    (147,862)
Net realized gain/(loss) from investments and
  foreign currency transactions                                      (1,783,018)      (4,031,014)
Change in unrealized net appreciation or (depreciation)
  of investments                                                      1,205,571          510,473
------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations        (553,587)      (3,668,403)
------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                  0                0
  From net realized gain from investment transactions                         0                0
------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                       0                0
------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                           3,705,595       26,865,397
Shares issued in reinvestment of dividends and distributions                  0                0
------------------------------------------------------------------------------------------------
                                                                      3,705,595       26,865,397
Shares redeemed                                                      (4,873,630)     (42,449,789)
------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions        (1,168,035)     (15,584,392)
------------------------------------------------------------------------------------------------
Redemption fees                                                          30,804           23,621
------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                (1,690,818)     (19,229,174)

NET ASSETS:
Beginning of period                                                  11,672,639       30,901,813
------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of ($7,312) and ($30,195), respectively)                 $   9,981,821    $  11,672,639
================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 121

                       Statements of Changes in Net Assets

WESTCORE BLUE CHIP FUND

                                                                   YEAR ENDED       YEAR ENDED
                                                                  MAY 31, 2003     MAY 31, 2002
------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                      $     145,928    $     102,640
Net realized gain/(loss) from investment transactions                (3,546,830)        (587,425)
Change in unrealized net appreciation or (depreciation)
  of investments                                                     (2,073,948)      (5,179,825)
------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations      (5,474,850)      (5,664,610)
------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                           (201,442)        (111,884)
  From net realized gain from investment transactions                         0       (2,929,204)
------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                (201,442)      (3,041,088)
------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                           1,299,753        2,697,082
Shares issued in reinvestment of dividends and distributions            198,004        2,965,951
------------------------------------------------------------------------------------------------
                                                                      1,497,757        5,663,033
Shares redeemed                                                      (7,651,080)      (5,914,688)
------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions        (6,153,323)        (251,655)
------------------------------------------------------------------------------------------------
Redemption fees                                                              90                9
------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                               (11,829,525)      (8,957,344)

NET ASSETS:
Beginning of period                                                  42,611,556       51,568,900
------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of ($29,991) and $8,593, respectively)                   $  30,782,031    $  42,611,556
================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
122                        Annual Report May 31, 2003                     [LOGO]

                       Statements of Changes in Net Assets

WESTCORE MID-CAP OPPORTUNITY FUND

                                                                   YEAR ENDED       YEAR ENDED
                                                                  MAY 31, 2003     MAY 31, 2002
------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                      $       2,941    $      (6,860)
Net realized gain/(loss) from investment transactions                  (831,540)        (272,477)
Change in unrealized net appreciation or (depreciation)
  of investments                                                         77,628         (143,040)
------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations        (750,971)        (422,377)
------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                             (2,911)               0
  From net realized gain from investment transactions                         0         (335,907)
------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                  (2,911)        (335,907)
------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                           3,249,118        6,569,428
Shares issued in reinvestment of dividends and distributions              2,862          327,212
------------------------------------------------------------------------------------------------
                                                                      3,251,980        6,896,640
Shares redeemed                                                      (1,143,045)      (1,701,386)
------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions         2,108,935        5,195,254
------------------------------------------------------------------------------------------------
Redemption fees                                                             773            5,035
------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                 1,355,826        4,442,005

NET ASSETS:
Beginning of period                                                   9,278,774        4,836,769
------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of ($646) and ($676), respectively)                      $  10,634,600    $   9,278,774
================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 123

                       Statements of Changes in Net Assets

WESTCORE SMALL-CAP OPPORTUNITY FUND

                                                                   YEAR ENDED       YEAR ENDED
                                                                  MAY 31, 2003     MAY 31, 2002
------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                      $     (66,909)   $     (41,038)
Net realized gain/(loss) from investment transactions                (3,507,659)       1,508,995
Change in unrealized net appreciation or (depreciation)
  of investments                                                     (1,764,256)           8,837
------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations      (5,338,824)       1,476,794
------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                                  0                0
  From net realized gain from investment transactions                         0                0
------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                       0                0
------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                           9,911,499       19,693,494
Shares issued in reinvestment of dividends and distributions                  0                0
------------------------------------------------------------------------------------------------
                                                                      9,911,499       19,693,494
Shares redeemed                                                     (17,708,078)     (19,789,272)
------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions        (7,796,579)         (95,778)
------------------------------------------------------------------------------------------------
Redemption fees                                                           4,848            6,041
------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                               (13,130,555)       1,387,057

NET ASSETS:
Beginning of period                                                  40,029,938       38,642,881
------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of ($23,631) and ($12,385), respectively)                $  26,899,383    $  40,029,938
================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
124                        Annual Report May 31, 2003                     [LOGO]

                       Statements of Changes in Net Assets

WESTCORE FLEXIBLE INCOME FUND

                                                                   YEAR ENDED       YEAR ENDED
                                                                  MAY 31, 2003     MAY 31, 2002
------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                      $     629,162    $     687,608
Net realized gain/(loss) from investment transactions                  (204,755)           5,375
Change in unrealized net appreciation or (depreciation)
  of investments                                                        (66,051)        (159,582)
------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations         358,356          533,401
------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                           (637,024)        (683,264)
  From net realized gain from investment transactions                         0                0
  Tax return of capital                                                 (44,980)               0
------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions                (682,004)        (683,264)
------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                           3,230,837        6,246,556
Shares issued in reinvestment of dividends and distributions            598,819          578,766
------------------------------------------------------------------------------------------------
                                                                      3,829,656        6,825,322
Shares redeemed                                                      (4,105,796)      (3,444,674)
------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions          (276,140)       3,380,648
------------------------------------------------------------------------------------------------
Redemption fees                                                           3,887            1,443
------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                  (595,901)       3,232,228

NET ASSETS:
Beginning of period                                                  10,321,984        7,089,756
------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of ($20,301) and ($17,700), respectively)                $   9,726,083    $  10,321,984
================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 125

                       Statements of Changes in Net Assets

WESTCORE PLUS BOND FUND

                                                                   YEAR ENDED       YEAR ENDED
                                                                  MAY 31, 2003     MAY 31, 2002
------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                      $   3,293,415    $   3,470,561
Net realized gain/(loss) from investment transactions                   433,079           61,805
Change in unrealized net appreciation or (depreciation)
  of investments                                                      1,389,463         (264,006)
------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations       5,115,957        3,268,360
------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                         (3,359,030)      (3,455,588)
  From net realized gain from investment transactions                         0                0
  Tax return of capital                                                (167,320)               0
------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions              (3,526,350)      (3,455,588)
------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                           4,460,334       15,663,500
Shares issued in reinvestment of dividends and distributions          3,348,931        3,266,911
------------------------------------------------------------------------------------------------
                                                                      7,809,265       18,930,411
Shares redeemed                                                     (10,763,819)     (19,872,142)
------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions        (2,954,554)        (941,731)
------------------------------------------------------------------------------------------------
Redemption fees                                                          32,109              162
------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                (1,332,838)      (1,128,797)

NET ASSETS:
Beginning of period                                                  54,059,627       55,188,424
------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of ($20,561) and $38,298, respectively)                  $  52,726,789    $  54,059,627
================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
126                        Annual Report May 31, 2003                     [LOGO]

                       Statements of Changes in Net Assets

WESTCORE COLORADO TAX-EXEMPT FUND

                                                                   YEAR ENDED       YEAR ENDED
                                                                  MAY 31, 2003     MAY 31, 2002
------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income/(loss)                                      $   1,840,773    $   1,915,147
Net realized gain/(loss) from investment transactions                     6,373          (45,790)
Change in unrealized net appreciation or (depreciation)
  of investments                                                      2,421,404          679,344
------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations       4,268,550        2,548,701
------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
  From net investment income                                         (1,863,089)      (1,916,492)
  From net realized gain from investment transactions                         0                0
------------------------------------------------------------------------------------------------
Decrease in net assets from dividends and distributions              (1,863,089)      (1,916,492)
------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (NOTE 2)
Shares sold                                                          17,090,705       19,781,289
Shares issued in reinvestment of dividends and distributions          1,434,653        1,480,834
------------------------------------------------------------------------------------------------
                                                                     18,525,358       21,262,123
Shares redeemed                                                     (10,980,371)     (23,173,628)
------------------------------------------------------------------------------------------------
Net increase/(decrease) from beneficial interest transactions         7,544,987       (1,911,505)
------------------------------------------------------------------------------------------------
Redemption fees                                                           2,142           13,913
------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS                                 9,952,590       (1,265,383)

NET ASSETS:
Beginning of period                                                  45,508,463       46,773,846
------------------------------------------------------------------------------------------------
End of period (including (over)/undistributed net investment
  income of ($17,167) and ($5,082), respectively)                 $  55,461,053    $  45,508,463
================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 127

                              Financial Highlights

WESTCORE MIDCO GROWTH FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------
Net asset value - beginning of the period
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
--------------------------------------------------------------------------------
Total income/(loss) from investment operations
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
From net investment income
From net realized gain from investment transactions
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value - end of period
================================================================================
Total return
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)
================================================================================
Ratio of expenses to average net assets
================================================================================
Ratio of expenses to average net assets without fee waivers
================================================================================
Ratio of net investment income/(loss) to average net assets
================================================================================
Ratio of net investment income/(loss) to average net assets
  without fee waivers
================================================================================
Portfolio turnover rate(1)
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2003 were $50,644,933 and $45,652,966, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
128                        Annual Report May 31, 2003                     [LOGO]

 YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
   MAY 31,         MAY 31,          MAY 31,          MAY 31,         MAY 28,
    2003            2002             2001             2000            1999
--------------------------------------------------------------------------------
$       5.81    $       5.97     $      18.09     $      20.03    $      20.54
--------------------------------------------------------------------------------

       (0.02)          (0.05)           (0.06)           (0.17)          (0.23)
       (0.10)          (0.11)           (2.10)            7.08            2.22
--------------------------------------------------------------------------------
       (0.12)          (0.16)           (2.16)            6.91            1.99
--------------------------------------------------------------------------------

       (0.00)          (0.00)           (0.00)           (0.00)          (0.00)
       (0.00)          (0.00)           (9.96)           (8.85)          (2.50)
--------------------------------------------------------------------------------
       (0.00)          (0.00)           (9.96)           (8.85)          (2.50)
--------------------------------------------------------------------------------
$       5.69    $       5.81     $       5.97     $      18.09    $      20.03
================================================================================
       (2.07)%         (2.68)%         (14.81)%          35.63%          11.87%
================================================================================

$    124,309    $    114,450     $    146,441     $    232,354    $    277,924
================================================================================
        1.15%           1.15%            1.15%            1.15%           1.15%
================================================================================
        1.41%           1.33%            1.27%            1.21%           1.19%
================================================================================
       (0.57)%         (0.75)%          (0.72)%          (0.81)%         (0.63)%
================================================================================

       (0.83)%         (0.92)%          (0.84)%          (0.87)%         (0.68)%
================================================================================
       49.48%          67.04%          190.77%          117.65%         116.46%
================================================================================

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 129

                              Financial Highlights

WESTCORE GROWTH FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------
Net asset value - beginning of the period
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
--------------------------------------------------------------------------------
Total income/(loss) from investment operations
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
From net investment income
From net realized gain from investment transactions
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value - end of period
================================================================================
Total return
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)
================================================================================
Ratio of expenses to average net assets
================================================================================
Ratio of expenses to average net assets without fee waivers
================================================================================
Ratio of net investment income/(loss) to average net assets
================================================================================
Ratio of net investment income/(loss) to average net assets
  without fee waivers
================================================================================
Portfolio turnover rate(1)
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2003 were $19,665,669 and $10,347,378, respectively.

(2) Per share amounts calculated based on the average shares outstanding during the period.

(3)  Less than $.005 per share.

(4) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
130                        Annual Report May 31, 2003                     [LOGO]

YEAR ENDED        YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
  MAY 31,           MAY 31,         MAY 31,         MAY 31,          MAY 28,
   2003              2002            2001            2000            1999(2)
--------------------------------------------------------------------------------
$    10.48        $    12.14      $    15.24      $    12.30       $    13.74
--------------------------------------------------------------------------------

     (0.01)            (0.03)          (0.04)          (0.06)            0.00(3)
     (1.22)            (1.53)          (0.73)           5.27             0.66
--------------------------------------------------------------------------------
     (1.23)            (1.56)          (0.77)           5.21             0.66
--------------------------------------------------------------------------------

     (0.00)            (0.00)          (0.00)          (0.01)           (0.01)
     (0.00)            (0.10)          (2.33)          (2.26)           (2.09)
--------------------------------------------------------------------------------
     (0.00)            (0.10)          (2.33)          (2.27)           (2.10)
--------------------------------------------------------------------------------
$     9.25        $    10.48      $    12.14      $    15.24       $    12.30
================================================================================
    (11.74)%          (12.86)%         (5.54)%         44.88%(4)         6.25%
================================================================================

$   32,864        $   25,827      $   16,864      $   16,157       $   12,789
================================================================================
      1.15%             1.15%           1.15%           1.15%            1.15%
================================================================================
      1.52%             1.61%           1.64%           1.73%            1.75%
================================================================================
     (0.17)%           (0.38)%         (0.37)%         (0.46)%           0.02%
================================================================================

     (0.54)%           (0.85)%         (0.86)%         (1.04)%          (0.58)%
================================================================================
     41.19%            49.09%          65.07%          81.19%           72.59%
================================================================================

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 131

                              Financial Highlights

WESTCORE SMALL-CAP GROWTH FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------
Net asset value - beginning of the period
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
--------------------------------------------------------------------------------
Total income/(loss) from investment operations
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
From net investment income
From net realized gain from investment transactions
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value - end of period
================================================================================
Total return
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)
================================================================================
Ratio of expenses to average net assets
================================================================================
Ratio of expenses to average net assets without fee waivers
================================================================================
Ratio of net investment income/(loss) to average net assets
================================================================================
Ratio of net investment income/(loss) to average net assets
  without fee waivers
================================================================================
Portfolio turnover rate(1)
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2003 were $2,924,321 and $6,325,113, respectively.

(2)  Annualized.

(3) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

*    For the period October 1, 1999 (inception of offering) to May 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
132                        Annual Report May 31, 2003                     [LOGO]

 YEAR ENDED            YEAR ENDED          YEAR ENDED          PERIOD ENDED
   MAY 31,               MAY 31,             MAY 31,              MAY 31,
    2003                  2002                2001                 2000*
--------------------------------------------------------------------------------
$      14.27          $      17.51        $      16.99         $      10.00
--------------------------------------------------------------------------------

       (0.07)                (0.21)              (0.08)               (0.01)
       (3.25)                (3.03)               0.60                 7.03
--------------------------------------------------------------------------------
       (3.32)                (3.24)               0.52                 7.02
--------------------------------------------------------------------------------

       (0.00)                (0.00)              (0.00)               (0.03)
       (0.00)                (0.00)              (0.00)               (0.00)
--------------------------------------------------------------------------------
       (0.00)                (0.00)              (0.00)               (0.03)
--------------------------------------------------------------------------------
$      10.95          $      14.27        $      17.51         $      16.99
================================================================================
      (23.27)%              (18.50)%              3.06%(3)            70.11%(3)
================================================================================

$      4,942          $     10,896        $     19,752         $     21,771
================================================================================
        1.30%                 1.30%               1.30%                1.30%(2)
================================================================================
        2.94%                 2.11%               1.84%                1.72%(2)
================================================================================
       (0.39)%               (0.97)%             (0.27)%              (0.08)%(2)
================================================================================

       (2.03)%               (1.78)%             (0.81)%              (0.50)%(2)
================================================================================
       43.64%               127.04%             189.83%              149.88%
================================================================================

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 133

                              Financial Highlights

WESTCORE SELECT FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------
Net asset value - beginning of the period
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
--------------------------------------------------------------------------------
Total income/(loss) from investment operations
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
From net investment income
From net realized gain from investment transactions
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value - end of period
================================================================================
Total return
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)
================================================================================
Ratio of expenses to average net assets
================================================================================
Ratio of expenses to average net assets without fee waivers
================================================================================
Ratio of net investment income/(loss) to average net assets
================================================================================
Ratio of net investment income/(loss) to average net assets
  without fee waivers
================================================================================
Portfolio turnover rate(1)
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2003 were $8,340,957 and $12,014,717, respectively.

(2)  Annualized.

(3)  Less than ($.005) per share.

(4) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

*    For the period October 1, 1999 (inception of offering) to May 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
134                        Annual Report May 31, 2003                     [LOGO]

 YEAR ENDED           YEAR ENDED           YEAR ENDED          PERIOD ENDED
   MAY 31,              MAY 31,              MAY 31,              MAY 31,
    2003                 2002                 2001                 2000*
--------------------------------------------------------------------------------
$      11.43         $      12.73         $      22.48         $      10.00
--------------------------------------------------------------------------------

       (0.08)               (0.09)                0.06                (0.00)(3)
       (1.89)               (1.21)                0.68                13.29
--------------------------------------------------------------------------------
       (1.97)               (1.30)                0.74                13.29
--------------------------------------------------------------------------------

       (0.00)               (0.00)               (0.08)               (0.01)
       (0.00)                0.00)              (10.41)               (0.80)
--------------------------------------------------------------------------------
       (0.00)               (0.00)              (10.49)               (0.81)
--------------------------------------------------------------------------------
$       9.46         $      11.43         $      12.73         $      22.48
================================================================================
      (17.24)%             (10.21)%               6.03%(4)           134.33%(4)
================================================================================

$      7,323         $     14,871         $     31,617         $     36,037
================================================================================
        1.15%                1.15%                1.15%                1.15%(2)
================================================================================
        2.19%                1.59%                1.43%                1.39%(2)
================================================================================
       (0.59)%              (0.47)%               0.17%               (0.02)%(2)
================================================================================

       (1.63)%              (0.91)%              (0.11)%              (0.26)%(2)
================================================================================
      105.70%             1152.79%             1532.62%             1142.65%
================================================================================

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 135

                              Financial Highlights

WESTCORE INTERNATIONAL FRONTIER FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------
Net asset value - beginning of the period
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
--------------------------------------------------------------------------------
Total income/(loss) from investment operations
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
From net investment income
From net realized gain from investment transactions
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value - end of period
================================================================================
Total return
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)
================================================================================
Ratio of expenses to average net assets
================================================================================
Ratio of expenses to average net assets without fee waivers
================================================================================
Ratio of net investment income/(loss) to average net assets
================================================================================
Ratio of net investment income/(loss) to average net assets
  without fee waivers
================================================================================
Portfolio turnover rate(1)
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2003 were $3,797,989 and $5,524,542, respectively.

(2)  Annualized.

(3) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

*    For the period December 15, 1999 (inception of offering) to May 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
136                        Annual Report May 31, 2003                     [LOGO]

 YEAR ENDED            YEAR ENDED           YEAR ENDED         PERIOD ENDED
   MAY 31,               MAY 31,              MAY 31,             MAY 31,
    2003                  2002                 2001                2000*
--------------------------------------------------------------------------------
$       7.49          $       8.69         $      11.60        $      10.00
--------------------------------------------------------------------------------

        0.01                 (0.11)               (0.02)               0.03
       (0.12)                (1.09)               (2.56)               1.58
--------------------------------------------------------------------------------
       (0.11)                (1.20)               (2.58)               1.61
--------------------------------------------------------------------------------

       (0.00)                (0.00)               (0.02)              (0.01)
       (0.00)                (0.00)               (0.31)              (0.00)
--------------------------------------------------------------------------------
       (0.00)                (0.00)               (0.33)              (0.01)
--------------------------------------------------------------------------------
$       7.38          $       7.49         $       8.69        $      11.60
================================================================================
       (1.47)%              (13.91)%             (22.56)%             16.12%(3)
================================================================================

$      9,982          $     11,673         $     30,902        $     21,613
================================================================================
        1.50%                 1.50%                1.50%               1.50%(2)
================================================================================
        3.27%                 2.35%                2.03%               2.08%(2)
================================================================================
        0.28%                (0.75)%              (0.16)%              0.39%(2)
================================================================================

       (1.49)%               (1.60)%              (0.69)%             (0.19)%(2)
================================================================================
       42.73%               114.55%               61.28%              93.31%
================================================================================

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 137

                              Financial Highlights

WESTCORE BLUE CHIP FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------
Net asset value - beginning of the period
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
--------------------------------------------------------------------------------
Total income/(loss) from investment operations
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
From net investment income
From net realized gain from investment transactions
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value - end of period
================================================================================
Total return
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)
================================================================================
Ratio of expenses to average net assets
================================================================================
Ratio of expenses to average net assets without fee waivers
================================================================================
Ratio of net investment income/(loss) to average net assets
================================================================================
Ratio of net investment income/(loss) to average net assets
  without fee waivers
================================================================================
Portfolio turnover rate(1)
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2003 were $14,788,312 and $19,905,576, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
138                        Annual Report May 31, 2003                     [LOGO]

YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
 MAY 31,           MAY 31,           MAY 31,         MAY 31,          MAY 28,
   2003              2002             2001             2000             1999
--------------------------------------------------------------------------------
$    11.28        $    13.65       $    14.73       $    17.23       $    18.81
--------------------------------------------------------------------------------

      0.04              0.03             0.05             0.00             0.04
     (1.47)            (1.57)            0.90             0.02             1.07
--------------------------------------------------------------------------------
     (1.43)            (1.54)            0.95             0.02             1.11
--------------------------------------------------------------------------------

     (0.06)            (0.03)           (0.04)           (0.00)           (0.07)
     (0.00)            (0.80)           (1.99)           (2.52)           (2.62)
--------------------------------------------------------------------------------
     (0.06)            (0.83)           (2.03)           (2.52)           (2.69)
--------------------------------------------------------------------------------
$     9.79        $    11.28       $    13.65       $    14.73       $    17.23
================================================================================
    (12.63)%          (11.33)%           7.88%            1.01%            7.42%
================================================================================

$   30,782        $   42,612       $   51,569       $   51,892       $   69,354
================================================================================
      1.15%             1.15%            1.15%            1.15%            1.15%
================================================================================
      1.52%             1.33%            1.29%            1.28%            1.25%
================================================================================
      0.47%             0.23%            0.35%            0.02%            0.19%
================================================================================

      0.10%             0.05%            0.20%           (0.11)%           0.09%
================================================================================
     49.12%            50.17%          119.69%           73.95%           73.39%
================================================================================

--------------------------------------------------------------------------------
1-800-392-CORE (2673) 3 www.westcore.com                 139

                              Financial Highlights

WESTCORE MID-CAP OPPORTUNITY FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 YEAR ENDED
                                                                   MAY 31,
                                                                    2003
--------------------------------------------------------------------------------
Net asset value - beginning of the period                       $      13.26
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                            0.00(3)
Net realized and unrealized gain/(loss) on investments                 (1.31)
--------------------------------------------------------------------------------
Total income/(loss) from investment operations                         (1.31)
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
From net investment income                                             (0.00)(3)
From net realized gain from investment transactions                    (0.00)
--------------------------------------------------------------------------------
Total distributions                                                    (0.00)
--------------------------------------------------------------------------------
Net asset value - end of period                                 $      11.95
================================================================================
Total return                                                           (9.85)%
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                        $     10,635
================================================================================
Ratio of expenses to average net assets                                 1.25%
================================================================================
Ratio of expenses to average net assets without fee waivers             2.26%
================================================================================
Ratio of net investment income/(loss) to average net assets             0.03%
================================================================================
Ratio of net investment income/(loss) to average net assets
  without fee waivers                                                  (0.98)%
================================================================================
Portfolio turnover rate(1)                                             50.36%
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2003 were $6,020,684 and $3,896,060, respectively.

(2)  Annualized.

(3)  Less than ($.005) per share.

(4) A significant portion of the Fund's total return was attributable to its investments in the Initial Public Offering ("IPO") market.

*    For the period October 1, 1998 (inception of offering) to May 28, 1999.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
140                        Annual Report May 31, 2003                     [LOGO]

 YEAR ENDED            YEAR ENDED         YEAR ENDED           PERIOD ENDED
   MAY 31,               MAY 31,            MAY 31,               MAY 28,
    2002                  2001               2000                  1999*
--------------------------------------------------------------------------------
$      15.25          $      14.48       $      11.05          $      10.00
--------------------------------------------------------------------------------

        0.01                  0.00              (0.02)                (0.01)
       (0.94)                 2.65               3.45                  1.06
--------------------------------------------------------------------------------
       (0.93)                 2.65               3.43                  1.05
--------------------------------------------------------------------------------

       (0.00)                (0.00)             (0.00)(3)             (0.00)
       (1.06)                (1.88)             (0.00)                (0.00)
--------------------------------------------------------------------------------
       (1.06)                (1.88)             (0.00)                (0.00)
--------------------------------------------------------------------------------
$      13.26          $      15.25       $      14.48          $      11.05
================================================================================
       (5.92)%               21.37%             31.08%(4)             10.50%
================================================================================

$      9,279          $      4,837       $      3,011          $      2,585
================================================================================
        1.25%                 1.25%              1.25%                 1.25%(2)
================================================================================
        2.75%                 3.47%              3.51%                 5.33%(2)
================================================================================
       (0.14)%               (0.10)%            (0.18)%               (0.11)%(2)
================================================================================

       (1.65)%               (2.32)%            (2.44)%               (4.19)%(2)
================================================================================
       67.11%               182.87%            159.34%                71.65%
================================================================================

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 141

                              Financial Highlights

WESTCORE SMALL-CAP OPPORTUNITY FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------
Net asset value - beginning of the period
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
--------------------------------------------------------------------------------
Total income/(loss) from investment operations
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
From net investment income
From net realized gain from investment transactions
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value - end of period
================================================================================
Total return
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)
================================================================================
Ratio of expenses to average net assets
================================================================================
Ratio of expenses to average net assets without fee waivers
================================================================================
Ratio of net investment income/(loss) to average net assets
================================================================================
Ratio of net investment income/(loss) to average net assets
  without fee waivers
================================================================================
Portfolio turnover rate(1)
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2003 were $10,498,627 and $16,104,295, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
142                        Annual Report May 31, 2003                     [LOGO]

YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
  MAY 31,          MAY 31,          MAY 31,          MAY 31,          MAY 28,
   2003             2002             2001             2000             1999
--------------------------------------------------------------------------------
$    27.47       $    26.11       $    20.13       $    20.18       $    26.71
--------------------------------------------------------------------------------

     (0.06)           (0.03)           (0.02)            0.03             0.08
     (3.20)            1.39             6.00             0.01            (5.35)
--------------------------------------------------------------------------------
     (3.26)            1.36             5.98             0.04            (5.27)
--------------------------------------------------------------------------------

     (0.00)           (0.00)           (0.00)           (0.09)           (0.05)
     (0.00)           (0.00)           (0.00)           (0.00)           (1.21)
--------------------------------------------------------------------------------
     (0.00)           (0.00)           (0.00)           (0.09)           (1.26)
--------------------------------------------------------------------------------
$    24.21       $    27.47       $    26.11       $    20.13       $    20.18
================================================================================
    (11.87)%           5.21%           29.71%            0.20%          (19.72)%
================================================================================

$   26,899       $   40,030       $   38,643       $   34,558       $   88,635
================================================================================
      1.30%            1.30%            1.30%            1.30%            1.30%
================================================================================
      1.96%            1.75%            1.81%            1.67%            1.63%
================================================================================
     (0.25)%          (0.11)%          (0.07)%           0.25%            0.37%
================================================================================

     (0.91)%          (0.57)%          (0.59)%          (0.12)%           0.04%
================================================================================
     38.79%           76.61%          190.81%           99.84%           82.47%
================================================================================

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 143

                              Financial Highlights

WESTCORE FLEXIBLE INCOME FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------
Net asset value - beginning of the period
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
--------------------------------------------------------------------------------
Total income/(loss) from investment operations
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
From net investment income
From net realized gain from investment transactions
Tax return of capital
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value - end of period
================================================================================
Total return
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)
================================================================================
Ratio of expenses to average net assets
================================================================================
Ratio of expenses to average net assets without fee waivers
================================================================================
Ratio of net investment income/(loss) to average net assets
================================================================================
Ratio of net investment income/(loss) to average net assets
  without fee waivers
================================================================================
Portfolio turnover rate(1)
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2003 were $2,898,360 and $3,522,368, respectively.

(2)  Less than ($.005) per share.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
144                        Annual Report May 31, 2003                     [LOGO]

YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED      YEAR ENDED
  MAY 31,           MAY 31,          MAY 31,           MAY 31,         MAY 28,
   2003              2002             2001              2000            1999
--------------------------------------------------------------------------------
$     9.48        $     9.64       $     9.19        $     9.87      $    10.36
--------------------------------------------------------------------------------

      0.75              0.75             0.67              0.58            0.57
     (0.29)            (0.16)            0.45             (0.58)          (0.43)
--------------------------------------------------------------------------------
      0.46              0.59             1.12              0.00            0.14
--------------------------------------------------------------------------------

     (0.71)            (0.75)           (0.67)            (0.58)          (0.57)
     (0.00)            (0.00)           (0.00)(2)         (0.10)          (0.06)
     (0.04)            (0.00)           (0.00)            (0.00)          (0.00)
--------------------------------------------------------------------------------
     (0.75)            (0.75)           (0.67)            (0.68)          (0.63)
--------------------------------------------------------------------------------
$     9.19        $     9.48       $     9.64        $     9.19      $     9.87
================================================================================
      5.71%             6.40%           12.55%             0.11%           1.21%
================================================================================

$    9,726        $   10,322       $    7,090        $   23,596      $   21,798
================================================================================
      0.85%             0.85%            0.92%             0.95%           0.95%
================================================================================
      2.06%             1.77%            1.62%             1.26%           1.22%
================================================================================
      7.92%             7.96%            6.56%             6.11%           5.47%
================================================================================

      6.71%             7.04%            5.87%             5.80%           5.21%
================================================================================
     37.01%            48.07%           43.20%            36.02%          15.97%
================================================================================

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 145

                              Financial Highlights

WESTCORE PLUS BOND FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------
Net asset value - beginning of the period
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
--------------------------------------------------------------------------------
Total income/(loss) from investment operations
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
From net investment income
From net realized gain from investment transactions
Tax return of capital
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value - end of period
================================================================================
Total return
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)
================================================================================
Ratio of expenses to average net assets
================================================================================
Ratio of expenses to average net assets without fee waivers
================================================================================
Ratio of net investment income/(loss) to average net assets
================================================================================
Ratio of net investment income/(loss) to average net assets
  without fee waivers
================================================================================
Portfolio turnover rate(1)
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2003 were $31,196,845 and $31,978,707, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
146                        Annual Report May 31, 2003

YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
  MAY 31,           MAY 31,          MAY 31,          MAY 31,          MAY 28,
   2003              2002             2001             2000             1999
--------------------------------------------------------------------------------
$    10.34        $    10.37       $     9.81       $    10.27       $    10.51
--------------------------------------------------------------------------------

      0.71              0.66             0.66             0.63             0.61
      0.33             (0.03)            0.56            (0.46)           (0.24)
--------------------------------------------------------------------------------
      1.04              0.63             1.22             0.17             0.37
--------------------------------------------------------------------------------

     (0.68)            (0.66)           (0.66)           (0.63)           (0.61)
     (0.00)            (0.00)           (0.00)           (0.00)           (0.00)
     (0.03)            (0.00)           (0.00)           (0.00)           (0.00)
--------------------------------------------------------------------------------
     (0.71)            (0.66)           (0.66)           (0.63)           (0.61)
--------------------------------------------------------------------------------
$    10.67        $    10.34       $    10.37       $     9.81       $    10.27
================================================================================
     10.52%             6.24%           12.80%            1.67%            3.54%
================================================================================

$   52,727        $   54,060       $   55,188       $   34,208       $   41,155
================================================================================
      0.55%             0.55%            0.62%            0.85%            0.85%
================================================================================
      1.14%             1.07%            1.09%            1.11%            1.01%
================================================================================
      6.38%             6.34%            6.49%            6.18%            5.72%
================================================================================

      5.79%             5.82%            6.02%            5.92%            5.57%
================================================================================
     62.10%            60.19%           79.33%           37.26%           24.68%
================================================================================

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 147

                              Financial Highlights

WESTCORE COLORADO TAX-EXEMPT FUND
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

--------------------------------------------------------------------------------
Net asset value - beginning of the period
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments
--------------------------------------------------------------------------------
Total income/(loss) from investment operations
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
From net investment income
From net realized gain from investment transactions
--------------------------------------------------------------------------------
Total distributions
--------------------------------------------------------------------------------
Net asset value - end of period
================================================================================
Total return
================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)
================================================================================
Ratio of expenses to average net assets
================================================================================
Ratio of expenses to average net assets without fee waivers
================================================================================
Ratio of net investment income/(loss) to average net assets
================================================================================
Ratio of net investment income/(loss) to average net assets
  without fee waivers
================================================================================
Portfolio turnover rate(1)
================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended May 31, 2003 were $8,430,415 and $4,026,200, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
148                        Annual Report May 31, 2003                     [LOGO]

YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
  MAY 31,           MAY 31,          MAY 31,          MAY 31,          MAY 28,
   2003              2002             2001             2000             1999
--------------------------------------------------------------------------------
$    11.18        $    11.03       $    10.40       $    11.01       $    11.06
--------------------------------------------------------------------------------

      0.42              0.44             0.45             0.46             0.47
      0.54              0.15             0.64            (0.61)           (0.05)
--------------------------------------------------------------------------------
      0.96              0.59             1.09            (0.15)            0.42
--------------------------------------------------------------------------------

     (0.42)            (0.44)           (0.46)           (0.46)           (0.47)
     (0.00)            (0.00)           (0.00)           (0.00)           (0.00)
--------------------------------------------------------------------------------
     (0.42)            (0.44)           (0.46)           (0.46)           (0.47)
--------------------------------------------------------------------------------
$    11.72        $    11.18       $    11.03       $    10.40       $    11.01
================================================================================
      8.77%             5.43%           10.59%           (1.36)%           3.80%
================================================================================

$   55,461        $   45,508       $   46,774       $   37,055       $   45,506
================================================================================
      0.65%             0.65%            0.65%            0.63%            0.53%
================================================================================
      1.15%             1.12%            1.13%            1.14%            1.09%
================================================================================
      3.65%             3.91%            4.14%            4.28%            4.21%
================================================================================

      3.15%             3.44%            3.66%            3.77%            3.65%
================================================================================
      8.69%            13.09%            7.30%           19.76%           12.12%
================================================================================

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 149

                          Notes to Financial Statements

1.   SIGNIFICANT ACCOUNTING POLICIES

     Westcore Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Small-Cap Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the "Funds") are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Funds, for book and tax purposes, have a fiscal year end of May 31.

     The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     USE OF ESTIMATES - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

     INVESTMENT VALUATION - All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

     Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are generally valued at the NASDAQ Official Closing Price ("NOCP"). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

     Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing

--------------------------------------------------------------------------------
150                        Annual Report May 31, 2003                     [LOGO]

                          Notes to Financial Statements

price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. London closing quotes for exchange rates are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are generally valued on a daily basis based on the closing prices of the foreign currency contract rates in the London foreign exchange markets.

     Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the "evaluated" bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the "evaluated" bid price formulated by an independent pricing service.

     Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. As of May 31, 2003, securities which have been fair valued represented 0.00%, 0.00%, 2.28% and 1.30% of the net assets of Westcore Small-Cap Growth, Westcore Select, Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

     FOREIGN SECURITIES - All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

     The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of

--------------------------------------------------------------------------------
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
                          Notes to Financial Statements

securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

     As of May 31, 2003, the International Frontier Fund had outstanding foreign currency contracts as follows:

                                                                    UNREALIZED
                               EXPIRATION          CONTRACT        APPRECIATION/
CONTRACT DESCRIPTION              DATE           AMOUNT (000S)    (DEPRECIATION)
--------------------              ----           -------------    --------------
CONTRACTS TO PURCHASE
Swiss Franc (CHF)              06/02/2003          102 (CHF)        $ (1,210)

     FEDERAL INCOME TAXES - It is the Funds' policy to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. At May 31, 2003 each Fund had available for federal income tax purposes unused capital loss carryovers as follows:

                      WESTCORE        WESTCORE        WESTCORE        WESTCORE
                        MIDCO          GROWTH         SMALL-CAP        SELECT
EXPIRING             GROWTH FUND        FUND         GROWTH FUND        FUND
--------------------------------------------------------------------------------
2009                 $         0     $         0     $   899,984     $   683,412
2010                  23,021,187          29,715       8,443,278       2,081,144
2011                           0       1,498,392       4,419,516          83,097
--------------------------------------------------------------------------------
Total                $23,021,187     $ 1,528,107     $13,762,778     $ 2,847,653
================================================================================

                      WESTCORE                        WESTCORE        WESTCORE
                    INTERNATIONAL     WESTCORE         MID-CAP        SMALL-CAP
                      FRONTIER        BLUE-CHIP      OPPORTUNITY     OPPORTUNITY
EXPIRING                FUND            FUND            FUND            FUND
--------------------------------------------------------------------------------
2008                 $         0     $         0     $         0     $ 1,982,659
2009                   1,515,457               0               0               0
2010                   9,004,923         266,760          28,377               0
2011                   1,905,398       3,501,281         836,989       2,020,375
--------------------------------------------------------------------------------
Total                $12,425,778     $ 3,768,041     $   865,366     $ 4,003,034
================================================================================

                                                                      WESTCORE
                                      WESTCORE        WESTCORE        COLORADO
                                      FLEXIBLE          PLUS         TAX-EXEMPT
EXPIRING                             INCOME FUND      BOND FUND         FUND
                                     -----------     -----------     -----------
2004                                 $         0     $   186,072     $     2,243
2005                                           0           7,079          16,630
2006                                           0               0           1,341
2007                                           0               0          11,172
2008                                           0          31,132          47,858
2009                                      37,669               0         492,929
2010                                           0               0               3
2011                                           0               0          39,414
Total                                $    37,669     $   224,283     $   611,590

--------------------------------------------------------------------------------
152                        Annual Report May 31, 2003                     [LOGO]

                          Notes to Financial Statements

     The Westcore Growth, Westcore Small-Cap Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income and Westcore Plus Bond Funds intend to elect to defer to their fiscal year ending May 31, 2004, approximately $692,000, $1,024,000, $1,741,000, $608,000, $200,000, $236,000,
$963,000, $208,000 and $75,000 of losses, respectively, recognized during the period from November 1, 2002 to May 31, 2003.

     CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS - Net investment income
(loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Net assets were unaffected by the reclassifications.

     For the year ended May 31, 2003, each Fund recorded the following reclassifications to the accounts listed below:

                                                               INCREASE (DECREASE)
                                        ------------------------------------------------------------------
                                                              (OVER)/UNDISTRIBUTED      ACCUMULATED NET
                                        PAID - IN - CAPITAL   NET INVESTMENT INCOME   REALIZED GAIN/(LOSS)
                                        -------------------   ---------------------   --------------------
Westcore MIDCO Growth Fund                  $ (488,898)            $  535,953             $  (47,055)
Westcore Growth Fund                           (43,165)                42,363                    802
Westcore Small-Cap Growth Fund                 (30,222)                30,222                      0
Westcore Select fund                           (58,623)                58,623                      0
Westcore International Frontier Fund                 0                   (977)                   977
Westcore Blue Chip Fund                        (16,880)                16,930                    (50)
Westcore Mid-Cap Opportunity Fund                    0                      0                      0
Westcore Small-Cap Opportunity Fund            (65,180)                55,663                  9,517
Westcore Flexible Income Fund                  (55,773)                50,241                  5,532
Westcore Plus Bond Fund                       (174,076)               174,076                      0
Westcore Colorado Tax-Exempt Fund              (12,549)                10,231                  2,318

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 153

                          Notes to Financial Statements

     The tax character of the distributions paid during the last two fiscal years ended May 31, 2003 and 2002, respectively was as follows:

                                  WESTCORE                  WESTCORE                  WESTCORE
                                    MIDCO                    GROWTH                   SMALL-CAP
                                 GROWTH FUND                  FUND                   GROWTH FUND
------------------------------------------------------------------------------------------------------
                              2003         2002         2003         2002         2003         2002
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income            $        0   $        0   $        0   $        0   $        0   $        0
Long-Term Capital Gain              0            0            0      163,544            0            0
Tax-Exempt Income                   0            0            0            0            0            0
Return of Capital                   0            0            0            0            0            0
------------------------------------------------------------------------------------------------------
Total                      $        0   $        0   $        0   $  163,544   $        0   $        0
======================================================================================================

                                  WESTCORE                  WESTCORE                  WESTCORE
                                   SELECT                 INTERNATIONAL               BLUE-CHIP
                                    FUND                  FRONTIER FUND                 FUND
------------------------------------------------------------------------------------------------------
                              2003         2002         2003         2002         2003         2002
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income            $        0   $        0   $        0            $   0 $201,442   $  111,884
Long-Term Capital Gain              0            0            0            0            0    2,929,204
Tax-Exempt Income                   0            0            0            0            0            0
Return of Capital                   0            0            0            0            0            0
------------------------------------------------------------------------------------------------------
Total                      $        0   $        0   $        0            $   0 $201,442   $3,041,088
======================================================================================================

                                   WESTCORE                 WESTCORE                  WESTCORE
                                    MID-CAP                 SMALL-CAP                 FLEXIBLE
                               OPPORTUNITY FUND          OPPORTUNITY FUND            INCOME FUND
------------------------------------------------------------------------------------------------------
                              2003         2002         2003         2002         2003         2002
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income            $    2,911   $  269,228   $        0   $        0   $  637,024   $  683,264
Long-Term Capital Gain              0       66,679            0            0            0            0
Tax-Exempt Income                   0            0            0            0            0            0
Return of Capital                   0            0            0            0       44,980            0
------------------------------------------------------------------------------------------------------
Total                      $    2,911   $  335,907   $        0   $        0   $  682,004   $  683,264
======================================================================================================

                                                            WESTCORE                  WESTCORE
                                                            PLUS-BOND                 COLORADO
                                                              FUND                 TAX-EXEMPT FUND
------------------------------------------------------------------------------------------------------
                                                        2003         2002         2003         2002
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                                      $3,359,030   $3,455,588   $        0   $        0
Long-Term Capital Gain                                        0            0            0            0
Tax-Exempt Income                                             0            0    1,863,089    1,916,492
Return of Capital                                       167,320            0            0            0
------------------------------------------------------------------------------------------------------
Total                                                $3,526,350   $3,455,588   $1,863,089   $1,916,492
======================================================================================================

--------------------------------------------------------------------------------
154                        Annual Report May 31, 2003                     [LOGO]

                          Notes to Financial Statements

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                              WESTCORE         WESTCORE       WESTCORE
                                                MIDCO           GROWTH        SMALL-CAP
                                             GROWTH FUND         FUND        GROWTH FUND
-----------------------------------------------------------------------------------------
(Over)/undistributed net investment income   $   (339,485)   $    (11,994)   $    (11,635)
Accumulated net realized gain/(loss)          (25,387,906)     (2,306,035)    (14,949,930)
Net unrealized appreciation/(depreciation)     20,694,890       1,582,591      (1,258,100)
-----------------------------------------------------------------------------------------
Total                                        $ (5,032,501)   $   (735,438)   $(16,219,665)
=========================================================================================

                                              WESTCORE         WESTCORE        WESTCORE
                                               SELECT       INTERNATIONAL     BLUE CHIP
                                             GROWTH FUND    FRONTIER FUND        FUND
-----------------------------------------------------------------------------------------
(Over)/undistributed net investment income   $    (12,843)   $     (7,312)   $    (29,991)
Accumulated net realized gain/(loss)           (4,590,365)    (13,042,847)     (4,175,268)
Net unrealized appreciation/(depreciation)        114,869         561,904       1,363,121
-----------------------------------------------------------------------------------------
Total                                        $ (4,488,339)   $(12,488,255)   $ (2,842,138)
=========================================================================================

                                               WESTCORE       WESTCORE
                                               MID-CAP        SMALL-CAP        WESTCORE
                                             OPPORTUNITY     OPPORTUNITY       FLEXIBLE
                                                FUND            FUND         INCOME FUND
-----------------------------------------------------------------------------------------
(Over)/undistributed net investment income   $       (646)   $    (23,631)   $    (20,301)
Accumulated net realized gain/(loss)           (1,112,290)     (5,712,734)       (245,579)
Net unrealized appreciation/(depreciation)        524,891         247,082        (219,906)
-----------------------------------------------------------------------------------------
Total                                        $   (588,045)   $ (5,489,283)   $   (485,786)
=========================================================================================

                                                                               WESTCORE
                                                               WESTCORE        COLORADO
                                                               PLUS BOND      TAX-EXEMPT
                                                                 FUND            FUND
-----------------------------------------------------------------------------------------
(Over)/undistributed net investment income                   $    (20,561)   $    (17,167)
Accumulated net realized gain/(loss)                             (299,663)       (612,090)
Net unrealized appreciation/(depreciation)                      1,815,715       4,252,714
-----------------------------------------------------------------------------------------
Total                                                        $  1,495,491    $  3,623,457
=========================================================================================

     DISTRIBUTIONS - Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Small-Cap Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity and Westcore Small-Cap Opportunity Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 155

                          Notes to Financial Statements

     SECURITIES LENDING - The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders' fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. As of May 31, 2003, the Funds had no securities on loan.

     ALLOCATION OF INCOME, EXPENSES AND GAINS AND LOSSES - Trust expenses which are not series specific are allocated to each series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

     WHEN-ISSUED SECURITIES - Each Fund may purchase or sell securities on a "when issued" or "forward commitment" basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as "when-issued" or "forward commitment" transactions.

     OTHER - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

2.   SHARES OF BENEFICIAL INTEREST

     On May 31, 2003, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

--------------------------------------------------------------------------------
156                        Annual Report May 31, 2003                     [LOGO]

                          Notes to Financial Statements

WESTCORE EQUITY FUNDS

WESTCORE MIDCO GROWTH FUND

                                                            FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                               MAY 31, 2003         MAY 31, 2002
---------------------------------------------------------------------------------------------------
Shares sold                                                       4,858,090            4,002,895
Shares issued as reinvestment of dividends and distributions              0                    0
---------------------------------------------------------------------------------------------------
Total                                                             4,858,090            4,002,895
Shares redeemed                                                  (2,737,536)          (8,837,350)
---------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                 2,120,554           (4,834,455)
===================================================================================================

WESTCORE GROWTH FUND

                                                            FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                               MAY 31, 2003         MAY 31, 2002
---------------------------------------------------------------------------------------------------
Shares sold                                                       1,850,368            1,304,109
Shares issued as reinvestment of dividends and distributions              0               14,295
---------------------------------------------------------------------------------------------------
Total                                                             1,850,368            1,318,404
Shares redeemed                                                    (760,927)            (242,514)
---------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                 1,089,441            1,075,890
===================================================================================================

WESTCORE SMALL-CAP GROWTH FUND

                                                            FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                               MAY 31, 2003         MAY 31, 2002
---------------------------------------------------------------------------------------------------
Shares sold                                                         138,558              904,327
Shares issued as reinvestment of dividends and distributions              0                    0
---------------------------------------------------------------------------------------------------
Total                                                               138,558              904,327
Shares redeemed                                                    (450,820)          (1,268,736)
---------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                  (312,262)            (364,409)
===================================================================================================

WESTCORE SELECT FUND

                                                            FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                               MAY 31, 2003         MAY 31, 2002
---------------------------------------------------------------------------------------------------
Shares sold                                                         147,838              401,928
Shares issued as reinvestment of dividends and distributions              0                    0
---------------------------------------------------------------------------------------------------
Total                                                               147,838              401,928
Shares redeemed                                                    (674,726)          (1,584,909)
---------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                  (526,888)          (1,182,981)
===================================================================================================

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 157

Notes to Financial Statements

WESTCORE INTERNATIONAL FRONTIER FUND


                                                            FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                               MAY 31, 2003         MAY 31, 2002
---------------------------------------------------------------------------------------------------
Shares sold                                                         603,133            3,541,713
Shares issued as reinvestment of dividends and distributions              0                    0
---------------------------------------------------------------------------------------------------
Total                                                               603,133            3,541,713
Shares redeemed                                                    (807,764)          (5,538,222)
---------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                  (204,631)          (1,996,509)
===================================================================================================

WESTCORE BLUE CHIP FUND

                                                            FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                               MAY 31, 2003         MAY 31, 2002
---------------------------------------------------------------------------------------------------
Shares sold                                                         140,870              224,766
Shares issued as reinvestment of dividends and distributions         21,616              261,443
---------------------------------------------------------------------------------------------------
Total                                                               162,486              486,209
Shares redeemed                                                    (794,119)            (486,832)
---------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                  (631,633)                (623)
===================================================================================================

WESTCORE MID-CAP OPPORTUNITY FUND

                                                            FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                               MAY 31, 2003         MAY 31, 2002
---------------------------------------------------------------------------------------------------
Shares sold                                                         297,645              483,567
Shares issued as reinvestment of dividends and distributions            265               25,603
---------------------------------------------------------------------------------------------------
Total                                                               297,910              509,170
Shares redeemed                                                    (107,600)            (126,328)
---------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                   190,310              382,842
===================================================================================================

WESTCORE SMALL-CAP OPPORTUNITY FUND

                                                            FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                               MAY 31, 2003         MAY 31, 2002
---------------------------------------------------------------------------------------------------
Shares sold                                                         443,109              761,032
Shares issued as reinvestment of dividends and distributions              0                    0
---------------------------------------------------------------------------------------------------
Total                                                               443,109              761,032
Shares redeemed                                                    (789,092)            (784,095)
---------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                  (345,983)             (23,063)
===================================================================================================

--------------------------------------------------------------------------------
158                        Annual Report May 31, 2003                     [LOGO]

Notes to Financial Statements

WESTCORE BOND FUNDS

WESTCORE FLEXIBLE INCOME FUND

                                                            FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                               MAY 31, 2003         MAY 31, 2002
---------------------------------------------------------------------------------------------------
Shares sold                                                         364,473              655,189
Shares issued as reinvestment of dividends and distributions         68,769               61,128
---------------------------------------------------------------------------------------------------
Total                                                               433,242              716,317
Shares redeemed                                                    (464,736)            (362,532)
---------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                   (31,494)             353,785
===================================================================================================

WESTCORE PLUS BOND FUND

                                                            FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                               MAY 31, 2003         MAY 31, 2002
---------------------------------------------------------------------------------------------------
Shares sold                                                         431,124            1,490,239
Shares issued as reinvestment of dividends and distributions        324,870              314,733
---------------------------------------------------------------------------------------------------
Total                                                               755,994            1,804,972
Shares redeemed                                                  (1,042,833)          (1,897,554)
---------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                  (286,839)             (92,582)
===================================================================================================

WESTCORE COLORADO TAX-EXEMPT FUND

                                                            FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                               MAY 31, 2003         MAY 31, 2002
---------------------------------------------------------------------------------------------------
Shares sold                                                       1,496,279            1,776,827
Shares issued as reinvestment of dividends and distributions        125,714              132,989
---------------------------------------------------------------------------------------------------
Total                                                             1,621,993            1,909,816
Shares redeemed                                                    (960,481)          (2,079,453)
---------------------------------------------------------------------------------------------------
Net increase/(decrease) in shares                                   661,512             (169,637)
===================================================================================================

3.   UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

WESTCORE EQUITY FUNDS

                                                       WESTCORE        WESTCORE         WESTCORE
                                                         MIDCO          GROWTH          SMALL-CAP
                                                      GROWTH FUND         FUND         GROWTH FUND
---------------------------------------------------------------------------------------------------
As of May 31, 2003
Gross appreciation (excess of
  value over tax cost)                                $ 24,770,218    $  3,847,093    $    554,457
Gross depreciation (excess of
  tax cost over value)                                  (4,075,328)     (2,264,502)     (1,812,557)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation/(depreciation)            $ 20,694,890    $  1,582,591    $ (1,258,100)
===================================================================================================
Cost of investments for
  income tax purposes                                 $102,909,387    $ 31,729,082    $  6,249,288
===================================================================================================

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com                 159

                          Notes to Financial Statements

                                                                        WESTCORE        WESTCORE
                                                                         SELECT      INTERNATIONAL
                                                                          FUND       FRONTIER FUND
---------------------------------------------------------------------------------------------------
As of May 31, 2003
Gross appreciation (excess of
  value over tax cost)                                                $    769,364    $  1,388,592
Gross depreciation (excess of
  tax cost over value)                                                    (654,495)       (826,688)
Net unrealized depreciation                                           $    114,869    $    561,904
===================================================================================================
Cost of investments for
  income tax purposes                                                 $  7,212,024    $  9,449,567
===================================================================================================

                                                                       WESTCORE         WESTCORE
                                                        WESTCORE        MID-CAP         SMALL-CAP
                                                       BLUE CHIP      OPPORTUNITY     OPPORTUNITY
                                                          FUND            FUND            FUND
---------------------------------------------------------------------------------------------------
As of May 31, 2003
Gross appreciation (excess of
  value over tax cost)                                $  3,712,092    $  1,289,996    $  3,245,284
Gross depreciation (excess of
  tax cost over value)                                  (2,348,971)       (765,105)     (2,998,202)
Net unrealized appreciation/(depreciation)            $  1,363,121    $    524,891    $    247,082
===================================================================================================
Cost of investments for
  income tax purposes                                 $ 29,355,781    $ 10,253,460    $ 26,691,645
===================================================================================================

WESTCORE BOND FUNDS

                                                                                        WESTCORE
                                                        WESTCORE       WESTCORE         COLORADO
                                                        FLEXIBLE       PLUS BOND       TAX-EXEMPT
                                                      INCOME FUND         FUND            FUND
---------------------------------------------------------------------------------------------------
As of May 31, 2003
Gross appreciation (excess of
  value over tax cost)                                $    664,194    $  3,502,250    $  4,253,440
Gross depreciation (excess of
  tax cost over value)                                    (884,100)     (1,686,535)           (726)
Net unrealized appreciation/(depreciation)            $   (219,906)   $  1,815,715    $  4,252,714
===================================================================================================
Cost of investments for
  income tax purposes                                 $  9,692,468    $ 50,154,333    $ 50,276,297
===================================================================================================

4. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Trust has entered into an advisory agreement with Denver Investment Advisors LLC (the "Advisor" or "DIA") for all Funds. The advisory agreement has been approved by the Trust's Board of Trustees.

     Pursuant to its advisory agreement with the Trust, DIA is entitled to an investment advisory fee, computed daily and payable monthly of 0.65%, 0.65%, 1.00%, 0.65%, 1.20%, 0.65%, 0.75%, 1.00%, 0.45%, 0.45% and 0.50% of the

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160                        Annual Report May 31, 2003                     [LOGO]

                          Notes to Financial Statements

average net assets for Westcore MIDCO Growth, Westcore Growth, Westcore Small-Cap Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds, respectively.

     ALPS Mutual Fund Services, Inc. ("ALPS") and DIA serve as the Funds' co-administrators ("Co-Administrators"). ALPS and DIA are entitled to receive a fee from each Fund for its administrative services computed daily and paid monthly, at the annual rate of 0.30% of the Fund's average net assets. ALPS is entitled to receive a minimum of $300,000 per annum, but no more than the amount of the administration fees paid by the Trust.

     Effective October 1, 2002, the Co-Administrators and the Adviser informed the Trust that they intend to waive fees or reimburse expenses with respect to each of the Funds until at least September 30, 2003 so that the Net Annual Fund Operating Expenses of the Westcore MIDCO Growth, Westcore Growth, Westcore Small-Cap Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds will not exceed 1.15%, 1.15%, 1.30%, 1.15%, 1.50%, 1.15%, 1.25%, 1.30%,
0.85%, 0.55%, and 0.65%, respectively. Without such fee waivers, for the year ended May 31, 2003, the Total Annual Fund Operating Expenses of the Westcore MIDCO Growth, Westcore Growth, Westcore Small-Cap Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Small-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond, and Westcore Colorado Tax-Exempt Funds would be 1.41%, 1.52%, 2.94%, 2.19%, 3.27%, 1.52%, 2.26%, 1.96%, 2.06%, 1.14%, and 1.15%, respectively.

     Certain officers of the Funds are also officers of DIA. All access persons of the Trust, as defined in the 1940 Act, and members, officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust's and the investment adviser's respective Code of Ethics.

     Expenses for the Funds include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is secretary of the Trust.

     The Trust has a Trustee Deferred Compensation Plan (the "Deferral Plan") which allows the trustees to defer the receipt of all or a portion of trustees fees. Under the Deferral Plan, any compensation deferred results in an equal adjustment to the Investment for/Payable for Trustee Deferred Compensation Plan on the

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
                          Notes to Financial Statements

Statement of Assets and Liabilities, as though an equivalent amount had been invested in shares of one or more Westcore Funds selected by the trustee. The amount paid to the trustees under the Deferral Plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the Deferral Plan will not affect the net assets of the Fund.

     Shareholders individually holding more than 5% of the Funds' outstanding shares as of May 31, 2003, constituted 11.58% of Westcore MIDCO Growth, 8.92% of Westcore Growth Fund, 15.36% of Westcore Small-Cap Growth Fund, 24.37% of Westcore Select Fund, 19.89% of Westcore International Frontier Fund, 63.54% of Westcore Blue Chip Fund, 18.10% of Westcore Mid-Cap Opportunity Fund, 54.01% of Westcore Small-Cap Opportunity Fund, 16.16% of Westcore Flexible Income Fund, 67.18% of Westcore Plus Bond Fund and 6.22% of Westcore Colorado Tax-Exempt Fund. Included in the percentages above are holdings of DIA and/or DIA's retirement savings plan representing 5.17% of Westcore MIDCO Growth Fund, 10.21% of Westcore Small-Cap Growth Fund, 13.30% of Westcore Select Fund, 6.47% of Westcore International Frontier Fund and 16.16% of Westcore Flexible Income Fund.

5.   ILLIQUID OR RESTRICTED SECURITIES

     As of May 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds' adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid or restricted securities subject to this limitation as of May 31, 2003 for the Westcore Select, Westcore Flexible Income and Westcore Plus Bond Funds was $0, $393,438 and $1,343,616, respectively, which represents 0.00%, 4.05% and 2.55% of the Funds' net assets, respectively. Of the preceding amounts for the Westcore Select, Westcore Flexible Income and Westcore Plus Bond Funds, $0, $0 and $0, respectively, is considered restricted. Information concerning restricted securities is as follows:

--------------------------------------------------------------------------------
162                        Annual Report May 31, 2003                     [LOGO]

Notes to Financial Statements

                                                                       VALUATION PER UNIT
                                                                             AS OF
SECURITY                              ACQUISITION DATE  COST PER UNIT     MAY 31, 2003
-----------------------------------------------------------------------------------------
WESTCORE SELECT FUND
COMMON STOCKS
World Wireless Communications Inc.       02/16/2000       $    3.00          $0.00

6.   SUBSEQUENT EVENT

     Effective May 23, 2003, the decision was made to cease operations and liquidate the Westcore Small-Cap Growth Fund as of June 30, 2003.

7.   SHAREHOLDER TAX INFORMATION (UNAUDITED)

     Certain tax information regarding the Trust is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended May 31, 2003. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2002.

     During the fiscal year ended May 31, 2003, 100% of the dividends paid by the Westcore Colorado Tax-Exempt Fund from net investment income should be treated as tax-exempt dividends. In addition, 100%, 100%, 4% and 2% of the dividends paid by the Westcore Blue Chip, Westcore Mid-Cap Opportunity, Westcore Flexible Income and Westcore Plus Bond Funds from net investment income, respectively, qualify for the corporate dividends received deduction.

     It is estimated that the following percentages of distributions of ordinary income for the period January 1, 2003 to May 31, 2003 will meet the requirements of the new tax rules regarding qualified dividend income: 4%, 1% and 0% for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds, respectively.

     During the fiscal year ended May 31, 2003, the Westcore Funds paid the following distributions per share:

                                       ORDINARY      CAPITAL
                                        INCOME        GAINS          RETURN        TOTAL
                                       DIVIDENDS   DISTRIBUTIONS   OF CAPITAL   DISTRIBUTIONS
---------------------------------------------------------------------------------------------
Westcore MIDCO Growth Fund              $ 0.000       $ 0.000       $ 0.000        $0.000
Westcore Growth Fund                      0.000         0.000         0.000         0.000
Westcore Small-Cap Growth Fund            0.000         0.000         0.000         0.000
Westcore Select Fund                      0.000         0.000         0.000         0.000
Westcore International Frontier Fund      0.000         0.000         0.000         0.000
Westcore Blue Chip Fund                   0.062         0.000         0.000         0.062
Westcore Mid-Cap Opportunity Fund         0.004         0.000         0.000         0.004
Westcore Small-Cap Opportunity Fund       0.000         0.000         0.000         0.000
Westcore Flexible Income Fund             0.710         0.000         0.042         0.752
Westcore Plus Bond Fund                   0.677         0.000         0.033         0.710
Colorado Tax-Exempt Fund                  0.422         0.000         0.000         0.422
---------------------------------------------------------------------------------------------

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
                          Independent Auditors' Report

     TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF WESTCORE TRUST:

     We have audited the accompanying statements of assets and liabilities, including the statements of investments of the Westcore Trust comprising the Westcore MIDCO Growth Fund, Westcore Growth Fund, Westcore Small-Cap Growth Fund, Westcore Select Fund, Westcore International Frontier Fund, Westcore Blue Chip Fund, Westcore Mid-Cap Opportunity Fund, Westcore Small-Cap Opportunity Fund, Westcore Flexible Income Fund, Westcore Plus Bond Fund, and Westcore Colorado Tax-Exempt Fund (collectively, the "Trust") as of May 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting the Westcore Trust as of May 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Denver, Colorado
June 25, 2003


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164                        Annual Report May 31, 2003                     [LOGO]

--------------------------------------------------------------------------------
[LOGO]              1-800-392-CORE (2673) * www.westcore.com

[LOGO] WESTCORE FUNDS    Better research makes the difference.


1625 Broadway
Suite 2200
Denver, CO 80202
1-800-392-CORE (2673)
www.westcore.com

WESTCORE TRUSTEES AND OFFICERS:
Jack D. Henderson, Trustee, Chairman
McNeil S. Fiske, Trustee
James B. O'Boyle, Trustee
Kenneth V. Penland, Trustee
Lyman E. Seely, Trustee
Robert L. Stamp, Trustee
Jeffrey D. Adams, President
Jasper R. Frontz, Treasurer
Derek J. Mullins, Asst. Treasurer
W. Bruce McConnel, Secretary


This report has been prepared for Westcore shareholders and may be distributed to others only if preceded or accompanied by a prospectus. Funds distributed by ALPS Distributors, Inc.

WC123

ITEM 2. CODE OF ETHICS

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. NOT APPLICABLE.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

N/A

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT and EX-99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By: /s/ Jeffrey D. Adams
    ------------------------------
    Jeffrey D. Adams
    President

Date: August 4, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jeffrey D. Adams
    ------------------------------
    Jeffrey D. Adams
    President

Date: August 4, 2003

By: /s/Jasper R. Frontz
    ------------------------------
    Jasper R. Frontz
    Treasurer

Date: August 4, 2003